Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund
1
(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (19.0%)
ABS Auto (3.2%):
ACM Auto Trust, Series 2025-1A, Class A, 5.38%, 6/20/29, Callable 12/20/26 @ 100(a) .... $ 999 $ 997
Alloya Auto Receivables Trust, Series 2025-1A, Class A2, 4.78%, 10/25/27(a) ........... 1,080 1,080
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class E, 6.16%, 9/15/33, Callable
10/15/28 @ 100(a) .................................................. 2,750 2,746
American Credit Acceptance Receivables Trust .................................
Series 2023-3, Class D, 6.82%, 10/12/29, Callable 6/12/27 @ 100(a) .............. 13,010 13,177
Series 2023-4, Class C, 6.99%, 9/12/30, Callable 8/12/27 @ 100(a) ............... 959 962
Series 2026-1, Class A, 4.16%, 7/12/29, Callable 5/12/29 @ 100(a) ............... 9,743 9,731
American Heritage Auto Receivables Trust, Series 2024-1A, Class A2, 4.83%, 3/15/28(a) ... 302 302
Arivo Acceptance Auto Loan Receivables Trust .................................
Series 2024-1A, Class A, 6.46%, 4/17/28(a) ................................ 536 537
Series 2025-1A, Class A2, 4.92%, 5/15/29(a) ............................... 4,185 4,192
Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28, Callable 7/15/26
@ 100(a) ......................................................... 1,408 1,347
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2021-2A, Class D, 4.08%, 2/20/28, Callable 2/20/27 @ 100(a) .............. 3,285 3,260
Series 2023-2A, Class D, 7.26%, 10/20/27(a) ............................... 3,833 3,844
Series 2023-3A, Class D, 7.32%, 2/20/28(a) ................................ 2,720 2,736
Series 2023-4A, Class D, 7.31%, 6/20/29(a) ................................ 6,240 6,311
Bayview Opportunity Master Fund Trust, Series 2024-CAR1F, Class A, 6.97%, 7/29/32,
Callable 11/28/26 @ 100(a) ........................................... 1,604 1,606
Bayview Opportunity Master Fund VII LLC ....................................
Series 2024-CAR1, Class A, 4.73% (SOFR30A+110bps), 12/26/31, Callable 6/25/27 @
100(a)(b) ......................................................... 2,284 2,292
Series 2024-CAR1, Class C, 5.13% (SOFR30A+150bps), 12/26/31, Callable 6/25/27 @
100(a)(b) ......................................................... 537 539
BOF URSA VI Funding Trust I, Series 2023-CAR1, Class A2, 5.54%, 10/27/31, Callable
5/25/27 @ 100(a) ................................................... 240 241
BOF VII Al Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, 7/26/32 , Callable 9/25/27
@ 100(a) ......................................................... 2,378 2,406
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28, Callable 2/10/28
@ 100(a) ......................................................... 730 724
Chesapeake Funding II LLC ...............................................
Series 2023-2A, Class A1, 6.16%, 10/15/35 , Callable 8/15/26 @ 100(a) ............ 839 841
Series 2023-2A, Class A2, 4.69% (SOFR30A+110bps), 10/15/35, Callable 8/15/26 @
100(a)(b) ......................................................... 1,268 1,268
Series 2024-1A, Class A2, 4.36% (SOFR30A+77bps), 5/15/36, Callable 4/15/27 @
100(a)(b) ......................................................... 989 990
Drive Auto Receivables Trust, Series 2025-1, Class A2, 4.87%, 8/15/28 ................ 86 86
Exeter Automobile Receivables Trust .........................................
Series 2022-1A, Class E, 5.02%, 10/15/29, Callable 7/15/27 @ 100(a) ............. 24,300 24,137
Series 2022-6A, Class D, 8.03%, 4/6/29, Callable 3/15/28 @ 100 ................. 1,246 1,262
FCCU Auto Receivables Trust, Series 2025-1A, Class A3, 4.85%, 6/17/30, Callable 12/15/28
@ 100(a) ......................................................... 10,000 10,023
FHF Issuer Trust .......................................................
Series 2023-2A, Class A2, 6.79%, 10/15/29, Callable 12/15/27 @ 100(a) ........... 874 879
Series 2024-3A, Class B, 5.04%, 2/17/31, Callable 2/15/28 @ 100(a) .............. 2,250 2,190
Series 2026-1A, Class A2, 5.41%, 9/16/30, Callable 2/15/30 @ 100(a) ............. 10,000 10,035
FHF Trust, Series 2023-1A, Class A2, 6.57%, 6/15/28, Callable 9/15/26 @ 100(a) ......... 228 228
GLS Auto Receivables Issuer Trust ..........................................
Series 2022-3A, Class D, 6.42%, 6/15/28, Callable 12/15/27 @ 100(a) ............. 2,251 2,265
Series 2023-1A, Class E, 11.42%, 3/15/30, Callable 3/15/28 @ 100(a) ............. 5,540 5,906
Series 2023-4A, Class C, 6.65%, 8/15/29, Callable 12/15/28 @ 100(a) ............. 2,364 2,378
GLS Auto Select Receivables Trust ..........................................
Series 2024-1A, Class D, 6.43% , 1/15/31, Callable 1/15/29 @ 100(a) .............. 1,935 1,986
Series 2025-1A, Class A2, 4.71%, 4/15/30, Callable 7/15/29 @ 100(a) ............. 4,756 4,765
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-2, Class C, 6.21% (SOFR30A+260bps), 10/20/32, Callable 5/20/28 @ 100(a)
(b) ............................................................. 2,676 2,683
Series 2025-1, Class B, 4.96%, 3/21/33, Callable 1/20/29 @ 100(a) ............... 6,333 6,334

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Lendbuzz Securitization Trust ..............................................
Series 2023-3A, Class A2, 7.50%, 12/15/28, Callable 12/15/27 @ 100(a) ........... $ 2,557 $ 2,590
Series 2024-1A, Class A2, 6.19%, 8/15/29, Callable 2/15/28 @ 100(a) ............. 2,108 2,114
Series 2024-2A, Class A2, 5.99%, 5/15/29, Callable 6/15/28 @ 100(a) ............. 2,700 2,713
Series 2025-1A, Class A2, 5.10%, 10/15/30, Callable 5/15/28 @ 100(a) ............ 5,279 5,283
Lobel Automobile Receivables Trust, Series 2025-1, Class A, 5.06%, 11/15/27(a) ......... 121 121
Merchants Fleet Funding LLC ..............................................
Series 2023-1A, Class A, 7.21%, 5/20/36 , Callable 8/20/26 @ 100(a) .............. 1,689 1,694
Series 2025-1A, Class A, 4.49%, 1/20/39, Callable 3/20/29 @ 100(a) .............. 4,200 4,194
NextGear Floorplan Master Owner Trust, Series 2024-2A, Class A1, 4.47%
(SOFR30A+88bps), 9/15/29(a)(b) ....................................... 9,280 9,324
Oscar US Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/27(a) ............ 414 414
Prestige Auto Receivables Trust, Series 2021-1A, Class E, 3.47%, 3/15/29, Callable 9/15/26 @
100(a) ........................................................... 3,240 3,220
Research-Driven Pagaya Motor Asset Trust, Series 2026-3A, Class A2, 4.85%, 3/26/35,
Callable 5/25/28 @ 100(a) ............................................ 8,500 8,490
SAFCO Auto Receivables Trust ............................................
Series 2025-1A, Class A, 5.46%, 9/10/29, Callable 12/10/27 @ 100(a) ............. 2,846 2,840
Series 2025-1A, Class B, 5.63%, 10/10/30, Callable 12/10/27 @ 100(a) ............ 2,000 1,981
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class E, 6.80%, 1/18/33, Callable
2/15/29 @ 100(a) ................................................... 3,609 3,643
SCCU Auto Receivables Trust, Series 2025-1A, Class A2, 4.67%, 11/15/28(a) ........... 5,799 5,805
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.04%, 7/25/31, Callable
2/25/28 @ 100(a) ................................................... 1,406 1,414
Tricolor Auto Securitization Trust ...........................................
Series 2022-1A, Class E, 7.79%, 8/16/27, Callable 7/15/26 @ 100(a)(c) ............ 987 757
Series 2023-1A, Class D, 8.56%, 7/15/27, Callable 7/15/26 @ 100(a)(c) ............ 1,552 1,376
Series 2024-1A, Class A, 6 .61%, 10/15/27, Callable 11/15/26 @ 100(a)(c) .......... 1,449 1,378
Series 2024-1A, Class B, 6.53%, 12/15/27, Callable 11/15/26 @ 100(a)(c) .......... 3,750 3,024
Series 2024-2A, Class A, 6.36%, 12/15/27(a)(c) ............................. 2,219 2,038
Series 2024-3A, Class A, 5.22%, 6/15/28, Callable 10/15/27 @ 100(a)(c) ........... 4,745 3,914
Series 2025-1A, Class A, 4.94%, 2/15/29, Callable 5/15/28 @ 100(a)(c) ............ 21,577 13,097
Series 2025-1A, Class C, 5.72%, 10/15/29, Callable 5/15/28 @ 100(a)(c) ........... 5,320 957
Series 2025-2A, Class A, 5.12%, 1/16/29(a)(c) .............................. 18,218 11,149
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 11/25/26 @ 100(a) ....... 185 186
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30%, 11/12/29, Callable
10/10/27 @ 100(a) .................................................. 2,647 2,673
USAA Auto Owner Trust, Series 2023-A, Class A3, 5.58%, 5/15/28, Callable 12/15/26 @
100(a) ........................................................... 160 161
Veros Auto Receivables Trust ..............................................
Series 2023-1, Class C, 8.32%, 11/15/28, Callable 10/15/26 @ 100(a) ............. 2,489 2,511
Series 2025-1, Class A, 5.31%, 9/15/28, Callable 2/15/28 @ 100(a) ............... 3,167 3,173
Series 2026-1, Class B, 4.84%, 5/15/29, Callable 11/15/28 @ 100(a) .............. 1,580 1,576
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65%, 2/15/28(a) ...... 2,360 2,362
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2024-1A, Class A2, 4.47% (TSFR1M+83bps), 2/18/39(a)(b) ............... 1,956 1,959
Series 2025-3A, Class A1, 4.08%, 9/18/40(a) ............................... 7,000 6,947
252,364
ABS Card (0.4%):
Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 ,
Callable 9/15/27 @ 100(a) ............................................ 3,543 3,559
Mission Lane Credit Card Master Trust .......................................
Series 2024-B, Class A, 5.88%, 1/15/30(a) ................................. 5,300 5,310
Series 2025-A, Class A, 5.80%, 5/15/30, Callable 2/15/27 @ 100(a) ............... 8,580 8,603
Newday Funding Master Flt, Series 2023-1, Class A2, 5.42%, 11/17/31(d) .............. 5,700 5,719
Synchrony Card Funding LLC, Series 2023-A2, Class A, 5.74%, 10/15/29 .............. 8,880 8,920
32,111
ABS Home (2.7%):
BARC, Series 2026-CES1, Class A1A, 4.84%, 1/25/56, Callable 2/25/29 @ 100(a)(d) ...... 13,227 13,052
COOPR Residential Mortgage Trust, Series 2025-CES4, Class A1A, 5.04%, 11/25/60, Callable
10/25/28 @ 100(a)(d) ................................................ 3,649 3,617

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Cross Mortgage Trust, Series 2025-CES1, Class A1A, 5.30%, 11/25/60, Callable 8/25/28 @
100(a)(d) ......................................................... $ 22,221 $ 22,156
Deephaven Residential Mortgage Trust, Series 2026-CES1, Class A1A, 5.31%, 3/25/61,
Callable 4/25/29 @ 100(a)(d) .......................................... 16,236 16,184
Delta Funding Home Equity Loan Trust, Series 1997-2, Class A6, 7.04%, 6/25/27, Callable
7/25/26 @ 100 ..................................................... —(e) —(e)
GS Mortgage-Backed Securities Trust ........................................
Series 2025-CES1, Class A1A, 5.57%, 5/25/55, Callable 3/25/28 @ 100(a)(d) ....... 3,946 3,953
Series 2026-CES2, Class A1A, 5.23%, 6/25/56, Callable 4/25/29 @ 100(a)(d) ....... 3,282 3,268
J.P. Morgan Mortgage Trust, Series 2026-CES1, Class A1A, 4.91%, 6/25/56, Callable 1/25/29
@ 100(a)(d) ....................................................... 16,004 15,837
NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 3.77% (TSFR1M+89bps),
5/25/33, Callable 7/25/26 @ 100(b) ...................................... 11 11
RCKT Mortgage Trust ...................................................
Series 2024-CES7, Class A1A, 5.16%, 10/25/44, Callable 9/25/27 @ 100(a)(d) ....... 268 267
Series 2025-CES9, Class A1A, 4.79%, 9/25/55, Callable 9/25/28 @ 100(a)(d) ....... 1,782 1,761
Series 2026-CES1, Class A1A, 4.83%, 1/25/56, Callable 1/25/29 @ 100(a)(d) ....... 17,010 16,791
SAIF Securitization Trust, Series 2026-CES1, Class A1A, 5.40%, 2/25/56, Callable 3/25/29 @
100(a)(d) ......................................................... 18,726 18,632
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.31%, 3/25/54,
Callable 7/25/30 @ 100(a)(d) .......................................... 3,478 3,507
Towd Point Mortgage Trust ................................................
Series 2024-CES1, Class A1A, 5.85%, 1/25/64, Callable 1/25/27 @ 100(a)(d) ....... 10,391 10,397
Series 2024-CES2, Class A1A, 6.13%, 2/25/64, Callable 2/25/27 @ 100(a)(d) ....... 4,570 4,580
Series 2024-CES4, Class A1, 5.12%, 9/25/64, Callable 9/25/27 @ 100(a)(d) ......... 8,561 8,534
Vista Point Securitization Trust .............................................
Series 2024-CES1, Class A1, 6.68%, 5/25/54, Callable 5/25/27 @ 100(a)(d) ......... 3,881 3,904
Series 2024-CES2, Class A1, 5.25%, 10/25/54, Callable 9/25/27 @ 100(a)(d) ........ 1,682 1,676
Series 2025-CES3, Class A1, 5.30%, 11/25/55, Callable 10/25/28 @ 100(a)(d) ....... 29,959 29,778
Series 2026-CES1, Class A1, 5.04%, 2/25/56 , Callable 2/25/29 @ 100(a)(d) ......... 28,895 28,581
206,486
ABS Other (12.7%):
321 Henderson Receivables I LLC ...........................................
Series 2005-1A, Class A1, 3.97% (TSFR1M+34bps), 11/15/40, Callable 7/15/26 @
100(a)(b) ......................................................... 271 266
Series 2006-2A, Class A1, 3.94% (TSFR1M+31bps), 6/15/41, Callable 1/15/30 @ 100(a)
(b) ............................................................. 41 41
Series 2006-3A, Class A1, 3.94% (TSFR1M+31bps), 9/15/41, Callable 12/15/30 @
100(a)(b) ......................................................... 166 165
Accelerated Assets LLC, Series 2024-HE2, Class A, 5.35%, 10/25/39, Callable 10/25/29 @
100(a) ........................................................... 6,934 6,909
ACHM Mortgage Trust, Series 2024-HE1, Class A, 6.55%, 5/25/39, Callable 2/25/29 @ 100(a) 4,451 4,532
ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% , 10/27/31, Callable 3/25/27 @ 100(a) .. 1,399 1,401
Affirm Asset Securitization Trust ............................................
Series 2025-X2, Class A, 4.45%, 10/15/30, Callable 5/15/27 @ 100(a) ............. 14,313 14,323
Series 2026-X1, Class A, 4.27%, 4/15/31 , Callable 11/15/27 @ 100(a) ............. 8,655 8,651
Alterna Funding III LLC, Series 2024-1A, Class A, 6.26%, 5/16/39(a) ................. 10,756 10,766
Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class A2, 5.19%, 7/21/31,
Callable 8/20/28 @ 100(a) ............................................ 4,057 4,085
Angel Oak Mortgage Trust ................................................
Series 2025-HB1, Class A1, 5.43% (SOFR30A+180bps), 2/25/55, Callable 4/25/28 @
100(a)(b) ......................................................... 5,906 5,945
Series 2025-HB2, Class A1, 5.23% (SOFR30A+160bps), 12/25/55, Callable 11/25/28 @
100(a)(b) ......................................................... 14,199 14,263
Aqua Finance Trust .....................................................
Series 2019-A, Class A, 3.14%, 7/16/40, Callable 7/15/26 @ 100(a) ............... 877 850
Series 2020-AA, Class A, 1.90%, 7/17/46, Callable 7/17/26 @ 100(a) ............. 991 931
Series 2021-A, Class A, 1.54%, 7/17/46, Callable 2/17/28 @ 100(a) ............... 1,524 1,387
Ascent Career Funding Trust, Series 2024-1A, Class A, 6.77%, 10/25/32(a) ............. 3,341 3,355
Avtech Equipment Receivables Funding LLC, Series 2026-1A, Class A, 4.55%, 2/15/33,
Callable 1/15/29 @ 100(a) ............................................ 3,676 3,667
Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class A, 5.08%
(SOFR30A+145bps), 6/25/47(a)(b) ...................................... 2,206 2,220

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
BHG Securitization Trust .................................................
Series 2023-B, Class A, 6.92%, 12/17/36, Callable 9/17/29 @ 100(a) .............. $ 1,361 $ 1,404
Series 2024-1CON, Class A, 5.81%, 4/17/35, Callable 6/17/29 @ 100(a) ........... 2,202 2,233
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, 2.44%, 7/15/46, Callable
7/15/28 @ 100(a) ................................................... 2,369 2,246
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30, Callable 1/15/27 @
100(a) ........................................................... 1,081 1,085
BRAVO Residential Funding Trust, Series 2025-HE1, Class A1, 4.98% (SOFR30A+135bps),
9/25/72, Callable 9/25/28 @ 100(a)(b) .................................... 15,343 15,378
BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36, Callable 3/28/27 @
100(a) ........................................................... 110 108
Centerstone SBA Trust, Series 2023-1, Class A, 7.60% (PRIME+85bps), 12/27/50, Callable
4/25/28 @ 100(a)(b) ................................................. 3,124 3,122
Channel EF LLC .......................................................
Series 2026-1A, Class A2, 5.00%, 1/17/34, Callable 9/15/29 @ 100(a) ............. 10,000 9,985
Series 2026-1A, Class C, 5.69%, 1/17/34, Callable 9/15/29 @ 100(a) .............. 3,000 2,994
Citigroup Mortgage Loan Trust, Series 2026-HE1, Class A1, 4.98% (SOFR30A+135bps),
10/25/56, Callable 5/25/29 @ 100(a)(b) ................................... 16,554 16,553
College Ave Student Loans LLC, Series 2019-A, Class A1, 5.16% (TSFR1M+151bps),
12/28/48, Callable 2/25/32 @ 100(a)(b) ................................... 2,664 2,678
Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.97%, 7/16/29, Callable
6/15/27 @ 100(a) ................................................... 1,049 1,053
Commonbond Student Loan Trust ...........................................
Series 2016-B, Class A1, 2.73%, 10/25/40, Callable 7/25/26 @ 100(a) ............. 52 51
Series 2016-B, Class A2, 5.21% (TSFR1M+156bps), 10/25/40, Callable 7/25/26 @
100(a)(b) ......................................................... 17 17
Series 2017-AGS, Class A2, 4.61% (TSFR1M+96bps), 5/25/41, Callable 7/25/26 @
100(a)(b) ......................................................... 285 283
Series 2017-BGS, Class A2, 4.41% (TSFR1M+76bps), 9/25/42, Callable 7/25/26 @
100(a)(b) ......................................................... 241 238
Series 2017-BGS, Class C, 4.44%, 9/25/42, Callable 7/25/26 @ 100(a) ............ 71 58
Series 2018-AGS, Class A2, 4.26% (TSFR1M+61bps), 2/25/44, Callable 7/25/26 @
100(a)(b) ......................................................... 243 241
Series 2018-BGS, Class A2, 4.33% (TSFR1M+68bps), 9/25/45, Callable 7/25/26 @
100(a)(b) ......................................................... 484 478
Series 2018-CGS, Class A2, 4.56% (TSFR1M+91bps), 2/25/46(a)(b) .............. 174 173
Series 2019-AGS, Class A2, 4.66% (TSFR1M+101bps), 1/25/47, Callable 3/25/28 @
100(a)(b) ......................................................... 400 396
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90%, 8/20/30, Callable 1/20/28 @ 100(a) 6,230 6,267
DailyPay Securitization Trust, Series 2025-1A, Class A, 5.63%, 6/26/28, Callable 3/25/27 @
100(a) ........................................................... 4,740 4,755
Dell Equipment Finance Trust, Series 2026-1A, Class D, 5.19%, 11/22/32, Callable 11/22/28 @
100(a) ........................................................... 2,430 2,421
Dext ABS LLC, Series 2023-1, Class A2, 5.99%, 3/15/32, Callable 4/15/27 @ 100(a) ...... 97 97
Equify ABS LLC, Series 2024-1A, Class A, 5.43%, 4/18/33, Callable 4/15/28 @ 100(a) .... 2,250 2,255
Fig Six Trust, Series 2026-PF1, Class A, 5.76%, 8/25/56(a)(d) ....................... 5,000 5,014
FIGRE Trust ..........................................................
Series 2024-HE2, Class A, 6.38%, 5/25/54, Callable 4/25/27 @ 100(a)(d) ........... 5,283 5,366
Series 2024-HE3, Class A, 5.94%, 7/25/54, Callable 4/25/27 @ 100(a)(d) ........... 3,152 3,179
Series 2025-HE3, Class A, 5.56%, 5/25/55, Callable 11/25/27 @ 100(a)(d) .......... 3,049 3,052
Series 2025-HE4, Class A, 5.41%, 7/25/55, Callable 7/25/30 @ 100(a)(d) ........... 2,870 2,860
Series 2025-HE6, Class A, 5.04%, 9/25/55, Callable 3/25/28 @ 100(a)(d) ........... 10,706 10,571
Series 2025-PF2, Class A, 5.02%, 10/25/55(a)(d) ............................ 3,962 3,897
Series 2026-HF3, Class A1A, 5.03% (SOFR30A+140bps) , 3/25/56, Callable 12/25/31 @
100(a)(b) ......................................................... 6,197 6,215
Foundation Finance Trust .................................................
Series 2021-1A, Class A, 1.27%, 5/15/41, Callable 4/15/28 @ 100(a) .............. 1,832 1,747
Series 2021-2A, Class A, 2.19%, 1/15/42, Callable 5/15/29 @ 100(a) .............. 1,035 986
Gracie Point International Funding LLC, Series 2025-1A, Class A, 5.09% (SOFR30A+150bps),
8/15/28, Callable 8/15/27 @ 100(a)(b) .................................... 12,500 12,516
GreenSky Home Improvement Issuer Trust ....................................
Series 2025-2A, Class A2, 4.93%, 6/25/60(a) ............................... 569 570
Series 2025-2A, Class D, 5.56%, 6/25/60(a) ................................ 1,368 1,361

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
GS Mortgage-Backed Securities Trust ........................................
Series 2024-HE1, Class A1, 5.23% (SOFR30A+160bps), 8/25/54, Callable 6/25/27 @
100(a)(b) ......................................................... $ 14,875 $ 14,914
Series 2024-HE2, Class A1, 5.13% (SOFR30A+150bps), 1/25/55, Callable 10/25/27 @
100(a)(b) ......................................................... 9,638 9,658
Series 2025-HE1, Class A1, 5.18% (SOFR30A+155bps), 10/25/55, Callable 7/25/28 @
100(a)(b) ......................................................... 2,751 2,761
Series 2025-HE2, Class A1, 5.18% (SOFR30A+155bps), 12/25/65, Callable 10/25/28 @
100(a)(b) ......................................................... 20,143 20,221
Series 2025-SL1, Class A1, 5.85%, 11/25/67, Callable 3/25/28 @ 100(a)(d) ......... 7,871 7,893
Series 2026-AH2, Class A1A, 5.03% ( SOFR30A+140bps), 11/25/56, Callable 6/25/29 @
100(a)(b) ......................................................... 16,500 16,500
Harvest SBA Loan Trust ..................................................
Series 2023-1, Class A, 6.95% (SOFR30A+325bps), 10/25/50, Callable 11/25/30 @
100(a)(b) ......................................................... 3,776 3,864
Series 2024-1, Class A, 5.95% ( SOFR30A+225bps), 12/25/51, Callable 9/25/33 @ 100(a)
(b) ............................................................. 5,947 5,985
J.P. Morgan Mortgage Trust ...............................................
Series 2023-HE1, Class A1, 5.36% (SOFR30A+175bps), 11/25/53, Callable 7/20/26 @
100(a)(b) ......................................................... 2,821 2,823
Series 2023-HE2, Class A1, 5.31% (SOFR30A+170bps), 3/20/54, Callable 10/20/26 @
100(a)(b) ......................................................... 5,811 5,823
Series 2023-HE3, Class A1, 5.21% (SOFR30A+160bps), 5/20/54, Callable 12/20/26 @
100(a)(b) ......................................................... 4,120 4,129
Series 2024-HE2, Class A1, 4.81% (SOFR30A+120bps), 10/20/54, Callable 5/20/27 @
100(a)(b) ......................................................... 6,049 6,057
Series 2024-HE3, Class A1, 4.81% (SOFR30A+120bps), 2/25/55, Callable 9/20/27 @
100(a)(b) ......................................................... 8,134 8,151
Series 2025-HE1, Class A1, 4.76% (SOFR30A+115bps), 7/20/55, Callable 2/20/28 @
100(a)(b) ......................................................... 18,454 18,477
Series 2025-HE2, Class A1, 4.86% (SOFR30A+125bps), 11/20/55, Callable 7/20/28 @
100(a)(b) ......................................................... 18,399 18,437
Series 2025-HE3, Class A1, 4.96% (SOFR30A+135bps), 3/20/56, Callable 11/20/28 @
100(a)(b) ......................................................... 26,739 26,880
Series 2026-HE1, Class A1, 4.86% (SOFR30A+125bps), 9/20/56, Callable 4/20/29 @
100(a)(b) ......................................................... 15,843 15,899
Kinetic Advantage Master Owner Trust, Series 2025-1A, Class A, 5.79% (SOFR30A+220bps),
10/15/29, Callable 10/15/27 @ 100(a)(b) .................................. 7,610 7,640
Libra Solutions LLC, Series 2025-1A, Class A, 6.36%, 8/15/39(a) .................... 3,770 3,723
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.64%, 10/15/46(a) ...... 1,057 1,003
Marlette Funding Trust, Series 2025-1A, Class A, 4.75%, 7/16/35, Callable 2/15/29 @ 100(a) 908 909
MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31, Callable 11/15/28 @ 100(a) .. 3,001 3,007
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 3/20/27 @ 100(a) ....... 563 549
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 ,
Callable 4/15/30 @ 100(a) ............................................ 411 372
Nelnet Student Loan Trust ................................................
Series 2021-A, Class APT2, 1.36%, 4/20/62, Callable 1/20/29 @ 100(a) ............ 381 360
Series 2021-DA, Class AFL, 4.44% (TSFR1M+80bps), 4/20/62, Callable 4/20/32 @
100(a) (b) ......................................................... 1,953 1,946
Newtek Small Business Loan Trust ..........................................
Series 2021-1, Class A, 6.50% (PRIME-25bps), 12/25/48, Callable 7/25/26 @ 100(a)(b) 726 727
Series 2023-1, Class A, 6.25% (PRIME-50bps), 7/25/50, Callable 9/25/28 @ 100(a)(b) . 2,187 2,204
NMEF Funding LLC, Series 2023-A, Class A2, 6.57%, 6/17/30, Callable 6/15/27 @ 100(a) .. 105 105
NYCTL Trust, Series 2025-A, Class A, 4.84%, 11/10/38(a) ......................... 6,412 6,344
Oaktree ABF Equipment ST LLC, Series 2026-1A, Class A2, 4.50%, 10/17/33, Callable
8/15/28 @ 100(a) ................................................... 8,000 7,994
OBX Trust ............................................................
Series 2025-HE1, Class A1, 5.23% (SOFR30A+160bps), 2/25/55, Callable 3/25/28 @
100(a)(b) ......................................................... 11,795 11,849
Series 2025-HE2, Class A1, 5.08% (SOFR30A+145bps), 8/25/55, Callable 8/25/28 @
100(a)(b) ......................................................... 9,634 9,687
Series 2026-HE1, Class A1A, 4.98% (SOFR30A+135bps), 2/25/56, Callable 2/25/29 @
100(a)(b) ......................................................... 25,234 25,265

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2026-HE2, Class A1A, 4.95% (SOFR30A+135bps), 6/25/56, Callable 6/25/29 @
100(a)(b) ......................................................... $ 7,050 $ 7,050
OneMain Financial Issuance Trust, Series 2022-S1, Class B, 4.36%, 5/14/35, Callable 7/14/26
@ 100(a) ......................................................... 8,000 7,989
Oportun Issuance Trust ...................................................
Series 2021-C, Class A, 2.18%, 10/8/31, Callable 7/8/26 @ 100(a) ................ 1,859 1,833
Series 2025-B, Class A, 4.88%, 5/9/33, Callable 6/8/27 @ 100(a) ................. 8,000 7,993
Series 2025-B, Class B, 5.28%, 5/9/33 , Callable 6/8/27 @ 100(a) ................. 8,000 7,993
Series 2026-A, Class A, 4.32%, 1/9/34, Callable 2/8/28 @ 100(a) ................ 3,000 2,972
Series 2026-A, Class B, 5.06%, 1/9/34, Callable 2/8/28 @ 100(a) ................ 5,000 4,972
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.68%, 1/14/32(a) .......... 6,203 6,244
Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.10%, 2/15/30(a) ............. 3,147 3,077
Pagaya AI Debt Grantor Trust ..............................................
Series 2024-10, Class A, 5.18%, 6/15/32, Callable 11/15/26 @ 100(a) ............. 1,440 1,442
Series 2024-10, Class B, 5.75%, 6/15/32, Callable 11/15/26 @ 100(a) ............. 3,016 3,023
Series 2024-11, Class A, 5.09%, 7/15/32, Callable 12/15/26 @ 100(a) ............. 2,414 2,418
Series 2024-11, Class AB, 5.40%, 7/15/32, Callable 12/15/26 @ 100(a)(d) .......... 2,468 2,472
Series 2024-5, Class A, 6.28%, 10/15/31, Callable 7/15/26 @ 100(a) .............. 917 917
Series 2024-9, Class A, 5.07%, 3/15/32 , Callable 10/15/26 @ 100(a) .............. 298 298
Series 2025-1, Class A, 5.16%, 7/15/32, Callable 2/15/27 @ 100(a)(d) ............. 1,733 1,736
Series 2025-1, Class A2, 5.16%, 7/15/32, Callable 2/15/27 @ 100(a) .............. 1,031 1,032
Series 2025-1, Class B, 5.63%, 7/15/32, Callable 2/15/27 @ 100(a) ............... 1,708 1,710
Series 2025-6, Class A2, 4.50%, 4/15/33, Callable 9/15/27 @ 100(a) .............. 4,748 4,715
Series 2025-7, Class A2, 4.53%, 5/15/33, Callable 10/15/27 @ 100(a) ............. 9,465 9,417
Series 2025-R3, Class A, 4.84%, 1/18/33, Callable 11/15/27 @ 100(a) ............. 10,175 10,148
Pagaya AI Debt Trust ....................................................
Series 2025-R1, Class B, 5.71%, 6/15/32, Callable 11/15/27 @ 100(a) ............. 4,031 4,037
Series 2025-REV1, Class A, 5.01%, 8/15/35, Callable 12/15/27 @ 100(a) ........... 8,000 7,933
PEAR LLC ...........................................................
Series 2021-1, Class B, 1/15/34(a)(f)(g) ................................... 2,586 2,672
Series 2022-1, Class A2, 7.25%, 10/15/34(a) ............................... 2,179 2,189
Series 2023-1, Class A, 7.42%, 7/15/35, Callable 9/15/27 @ 100(a) ............... 8,671 8,728
Series 2024-1, Class A, 6.95%, 2/15/36, Callable 3/15/28 @ 100(a) ............... 4,027 4,026
PFS Financing Corp., Series 2025-A, Class A, 4.24% (SOFR30A+65bps), 1/15/29(a)(b) .... 15,250 15,263
Post Road Equipment Finance LLC ..........................................
Series 2024-1A, Class A2, 5.59%, 11/15/29, Callable 3/15/27 @ 100(a) ............ 257 257
Series 2025-1A, Class A2, 4.90%, 5/15/31, Callable 5/15/28 @ 100(a) ............. 2,417 2,426
Prodigy Finance DAC, Series 2021-1A, Class A, 5.01% (TSFR1M+136bps), 7/25/51, Callable
11/25/26 @ 100(a)(b) ................................................ 1,186 1,183
Purchasing Power Funding LLC ............................................
Series 2026-A, Class A, 4.37%, 8/15/30, Callable 2/15/28 @ 100(a) ............... 5,500 5,430
Series 2026-A, Class D, 5.40%, 8/15/30, Callable 2/15/28 @ 100(a) ............... 4,840 4,798
RCKT Trust, Series 2025-1A, Class A, 4.90%, 7/25/34, Callable 3/25/28 @ 100(a) ........ 1,636 1,638
RCKTL, Series 2025-2A, Class A, 4.48%, 11/27/34, Callable 9/25/28 @ 100(a) .......... 3,479 3,481
Reach ABS Trust .......................................................
Series 2024-1A, Class B, 6.29%, 2/18/31, Callable 11/15/27 @ 100(a) ............. 4,362 4,376
Series 2024-2A, Class A, 5.88%, 7/15/31, Callable 9/15/28 @ 100(a) .............. 118 118
Series 2025-1A, Class A, 4.96%, 8/16/32, Callable 5/15/29 @ 100(a) .............. 4,247 4,251
Series 2025-2A, Class A, 4.93%, 8/18/32, Callable 10/15/29 @ 100(a) ............. 2,974 2,980
Series 2025-2A, Class C, 5.69%, 8/18/32, Callable 10/15/29 @ 100 (a) ............. 11,500 11,486
Series 2026-1A, Class D, 5.16%, 2/15/33, Callable 3/15/30 @ 100(a) .............. 17,160 16,827
Series 2026-2A, Class A, 4.34%, 2/15/35, Callable 10/15/30 @ 100(a) ............. 4,660 4,655
Series 2026-2A, Class D, 5.67%, 2/15/35, Callable 10/15/30 @ 100(a) ............. 3,270 3,266
ReadyCap Lending Small Business Loan Trust ..................................
Series 2019-2, Class A, 6.25% (PRIME-50bps), 12/27/44, Callable 7/25/26 @ 100(a)(b) 589 589
Series 2023-3, Class A, 6.82% (PRIME+7 bps), 4/25/48, Callable 11/25/27 @ 100(a)(b) . 5,190 5,243
Regents Capital Equipment Receivables LLC ...................................
Series 2026-1A, Class A, 5.11%, 1/31/34, Callable 1/15/30 @ 100(a) .............. 8,899 8,869
Series 2026-1A, Class B, 5.59%, 1/31/34 , Callable 1/15/30 @ 100(a) .............. 1,000 993
Regional Management Issuance Trust, Series 2024-2, Class A, 5.11%, 12/15/33, Callable
12/15/26 @ 100(a) .................................................. 6,240 6,249
Rosy Blue Carat SCS, Series 2018-1, Class A2R, 7.79% (TSFR1M+411bps), 3/15/30(a)(b)(f) 5,156 5,174

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Saluda Grade Alternative Mortgage Trust ......................................
Series 2025-LOC4, Class A1A, 5.38% (SOFR30A+175bps), 6/25/55, Callable 6/25/28 @
100(a)(b) ......................................................... $ 18,072 $ 18,179
Series 2025-LOC5, Class A1A, 5.25% (TSFR1M+160bps) , 10/25/55, Callable 9/25/28 @
100(a)(b) ......................................................... 10,194 10,260
Series 2026-HB1, Class A1A, 5.05% (TSFR1M+140bps), 4/25/56, Callable 1/25/29 @
100(a)(b) ......................................................... 42,786 42,833
Series 2026-HB1, Class M1, 5.35% (TSFR1M+170bps), 4/25/56 , Callable 1/25/29 @
100(a)(b) ......................................................... 5,200 5,217
Series 2026-LOC6, Class A1A, 5.15% (TSFR1M+150bps), 6/25/56, Callable 6/25/29 @
100(a)(b) ......................................................... 20,500 20,528
SCF Equipment Leasing LLC, Series 2025-1A, Class A2, 4.82%, 7/22/30 , Callable 10/20/28 @
100(a) ........................................................... 1,058 1,058
SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A, 4.17% (TSFR3M+50bps),
12/16/41, Callable 6/15/28 @ 100(b) ..................................... 1,603 1,583
SMB Private Education Loan Trust ..........................................
Series 2018-B, Class A2B, 4.46% (TSFR1M+83bps), 1/15/37(a)(b) ............... 404 404
Series 2023-B, Class A1B, 5.39% (SOFR30A+180bps), 10/16/56(a)(b) ............ 3,176 3,216
Series 2023-C, Class A1B, 5.14% ( SOFR30A+155bps), 11/15/52(a)(b) ............ 3,977 4,000
SoFi Consumer Loan Program Trust .........................................
Series 2025-2, Class A, 4.82%, 6/25/34, Callable 6/25/28 @ 100(a) ............... 3,379 3,384
Series 2026-1, Class A, 4.06%, 12/26/35, Callable 3/25/29 @ 100(a) .............. 7,792 7,767
Series 2026-2, Class A, 4.27%, 3/25/36, Callable 6/25/29 @ 100(a) ............... 8,380 8,369
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37, Callable
7/25/26 @ 100(a) ................................................... 770 724
STAR Trust, Series 2025-SFR6, Class A, 5.03% (TSFR1M+140bps), 8/17/42, Callable 8/17/27
@ 100(a)(b)(h) .................................................... 23,400 23,385
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(a) ...................... 804 789
Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.27%, 7/15/44, Callable 3/15/31 @
100(a) ........................................................... 1,736 1,780
The National Collegiate Trust, Series 2007-A, Class A, 3.99% (US0001M+30bps), 5/25/31,
Callable 7/25/26 @ 100(a)(b) .......................................... 514 504
Towd Point Asset Trust, Series 2018-SL1, Class B, 4.81% (TSFR1M+116bps), 1/25/46(a)(b) . 207 207
Towd Point Mortgage Trust ................................................
Series 2025-FIX2, Class A1, 5.25%, 10/25/65, Callable 10/25/28 @ 100(a)(d) ....... 19,059 18,966
Series 2025-HE1, Class A1A, 4.98% (SOFR30A+135bps), 7/25/65, Callable 7/25/28 @
100(a)(b) ......................................................... 13,729 13,747
Series 2025-HE2, Class A1A, 4.98% (SOFR30A+135bps), 9/25/65, Callable 9/25/28 @
100(a)(b) ......................................................... 16,521 16,538
Trafigura Securitisation Finance PLC .........................................
Series 2024-1A, Class A1, 5.04% (SOFR+140bps), 11/15/27(a)(b) ................ 9,950 9,988
Series 2026-1A, Class A, 5.12%, 12/15/29(a) ............................... 4,090 4,081
U.S. Bank NA .........................................................
Series 2025-SUP1, Class B, 5.58%, 2/25/32, Callable 1/25/29 @ 100(a)(h) .......... 2,505 2,500
Series 2026-RVM1, Class B1, 4.96%, 12/25/46, Callable 9/25/33 @ 100(a) ......... 4,984 4,923
Uniti Fiber Abs Issuer LLC, Series 2025-2A, Class C, 7.83%, 1/20/56, Callable 1/20/29 @
100(a) ........................................................... 2,500 2,551
Upgrade Master Pass-Thru Trust, Series 2025-ST2, Class A, 6.11%, 6/15/32, Callable 12/15/27
@ 100(a) ......................................................... 2,728 2,738
Upgrade Receivables Trust, Series 2024-1A, Class D, 8.90%, 2/18/31, Callable 11/15/27 @
100(a) ........................................................... 2,000 2,054
Upstart Securitization Trust ................................................
Series 2024-1, Class A, 5.33%, 11/20/34, Callable 7/20/28 @ 100(a) .............. 1,057 1,058
Series 2025-2, Class A2, 5.22%, 6/20/35, Callable 1/20/29 @ 100(a) .............. 1,835 1,837
Series 2025-3, Class A2, 4.60%, 9/20/35, Callable 1/20/29 @ 100(a) .............. 3,128 3,126
Series 2025-4, Class A2, 4.56%, 11/20/35, Callable 6/20/29 @ 100(a) ............. 12,053 12,049
Series 2026-2, Class A2, 4.54%, 5/20/36, Callable 3/20/30 @ 100(a) .............. 5,000 4,991
US Bank C&I Credit-Linked Notes ..........................................
Series 2025-SUP2, Class B2, 4.98% (SOFR30A+135bps), 9/25/32, Callable 12/25/29 @
100(a)(b)(h) ....................................................... 4,804 4,780
Series 2025-SUP2, Class D, 5.83% (SOFR30A+220bps), 9/25/32 , Callable 12/25/29 @
100(a)(b)(h) ....................................................... 1,716 1,721

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 10/12/27 @
100(a) ........................................................... $ 1,547 $ 1,563
Westgate Resorts LLC ...................................................
Series 2023-1A, Class C, 7.49%, 12/20/37 , Callable 4/20/27 @ 100(a) ............. 2,001 2,031
Series 2024-1A, Class C, 7.06%, 1/20/38, Callable 11/20/27 @ 100(a) ............. 4,377 4,416
Series 2026-1A, Class C, 6.08%, 10/20/39, Callable 9/20/29 @ 100(a) ............. 4,583 4,575
Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.44%, 5/15/46, Callable 5/15/29 @
100(a) ........................................................... 5,744 5,632
Wilshire Mortgage Loan Trust, Series 1997-2, Class A6, 4.04% (TSFR1M+39bps), 5/25/28,
Callable 7/25/26 @ 100(b) ............................................ 4 4
998,460
Agency ABS Other (0.0%):(i)
Navient Student Loan Trust, Series 2021-1A, Class A1B, 4.34% (SOFR30A+71bps), 12/26/69,
Callable 12/25/32 @ 100(a)(b) ......................................... 2,133 2,109
Total Asset-Backed Securities (Cost $1,513,952)
a
a
a
1,491,530
Collateralized Loan Obligations (16.2%)
Cash Flow CLO (16.2%):
ABPCI Direct Lending Fund CLO LLC, Series 2025-21A, Class A1, 5.21%
(TSFR3M+153bps), 7/20/37, Callable 10/20/27 @ 100(a)(b) .................... 4,850 4,851
ABPCI Direct Lending Fund CLO V Ltd., Series 2019-6A, Class A2RR, 5.27%
(TSFR3M+160bps), 1/27/37, Callable 1/27/27 @ 100(a)(b) ..................... 4,250 4,227
ACREC LLC ..........................................................
Series 2025-FL3, Class A, 4.95% (TSFR1M+131bps), 8/18/42, Callable 1/18/27 @
100(a)(b) ......................................................... 12,460 12,460
Series 2026-FL4, Class A, 5.09% (TSFR1M+145bps), 1/18/43, Callable 1/18/28 @
100(a)(b) ......................................................... 2,060 2,060
Series 2026-FL4, Class AS, 5.24% (TSFR1M+160bps), 1/18/43, Callable 1/18/28 @
100(a)(b) ......................................................... 5,840 5,831
Series 2026-FL5, Class A, 4.95% (TSFR1M+135bps), 7/18/43, Callable 6/18/28 @
100(a)(b)(h) ....................................................... 5,160 5,168
ACREC Ltd., Series 2021-FL1, Class AS, 5.25% (TSFR1M+161bps), 10/16/36, Callable
7/16/26 @ 100(a)(b) ................................................. 3,388 3,387
ACRES Commercial Realty Issuer LLC .......................................
Series 2026-FL4, Class A, 5.09% (TSFR1M+145bps), 8/18/44, Callable 8/18/28 @
100(a)(b) ......................................................... 21,790 21,841
Series 2026-FL4, Class AS, 5.34% (TSFR1M+170bps), 8/18/44, Callable 8/18/28 @
100(a)(b) ......................................................... 10,890 10,915
ACRES LLC, Series 2025-FL3, Class A, 5.26% (TSFR1M+162bps), 8/18/40, Callable 8/18/27
@ 100(a)(b)(h) .................................................... 11,114 11,127
AGL CLO Ltd. ........................................................
Series 2020-3A, Class XR, 4.62% (TSFR3M+95bps), 4/15/38, Callable 4/15/27 @ 100(a)
(b) ............................................................. 2,753 2,755
Series 2021-14A, Class AR, 4.80% (TSFR3M+113bps), 12/2/34, Callable 7/21/26 @
100(a)(b) ......................................................... 6,820 6,823
AGL Core CLO Ltd., Series 2023-27A, Class XR, 4.47% (TSFR3M+80bps), 1/21/39, Callable
1/21/28 @ 100(a)(b) ................................................. 2,475 2,474
Anchorage Capital CLO Ltd. ...............................................
Series 2019-11A, Class XR2, 4.76% (TSFR3M+110bps), 7/22/37, Callable 7/22/26 @
100(a)(b) ......................................................... 2,000 1,999
Series 2024-29A, Class XR, 4.64% (TSFR3M+98bps), 3/31/39(a)(b) .............. 4,000 3,998
Arbor Realty Collateralized Loan Obligation Ltd. ................................
Series 2025-BTR1, Class A, 5.57% (TSFR1M+193bps), 1/20/41, Callable 5/20/27 @
100(a)(b) ......................................................... 8,070 8,095
Series 2025-BTR1, Class AS, 6.28% (TSFR1M+264bps), 1/20/41, Callable 5/20/27 @
100(a)(b) ......................................................... 15,475 15,559
Arbor Realty Commercial Real Estate Notes LLC ................................
Series 2025-FL1, Class A, 4.99% (TSFR1M+135bps), 1/20/43 , Callable 1/20/28 @
100(a)(b) ......................................................... 8,990 8,991
Series 2025-FL1, Class B, 5.93% (TSFR1M+229bps), 1/20/43, Callable 1/20/28 @
100(a)(b) ......................................................... 6,980 6,988

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, 5.04%
(SOFR30A+145bps), 1/15/37, Callable 7/15/26 @ 100(a)(b) .................... $ 4,732 $ 4,732
AREIT Ltd. ...........................................................
Series 2025-CRE10, Class A, 5.02% (TSFR1M+139bps), 12/17/29 , Callable 7/17/27 @
100(a)(b) ......................................................... 35,350 35,356
Series 2025-CRE11, Class A, 5.19% (TSFR1M+155bps), 7/25/43, Callable 7/18/28 @
100(a)(b)(h) ....................................................... 19,830 19,911
ASP PIF CLO I LLC, Series 2025-1A, Class A1, 5.14% (TSFR3M+148bps), 1/15/38(a)(b) .. 15,000 14,823
Bain Capital Credit CLO Ltd. ..............................................
Series 2021-7A, Class A2R, 4.91% (TSFR3M+125bps), 1/22/35, Callable 7/22/26 @
100(a)(b) ......................................................... 6,500 6,481
Series 2022-4A, Class XR, 4.78% (TSFR3M+110bps), 10/16/37 , Callable 10/16/26 @
100(a)(b) ......................................................... 3,500 3,501
Series 2022-6A, Class XR, 4.81% (TSFR3M+115bps), 1/22/38, Callable 1/22/27 @
100(a)(b) ......................................................... 3,750 3,750
BAR Issuer LLC, Series 2026-FL1, Class A, 5.24% (TSFR1M+160bps), 8/20/43 , Callable
10/20/28 @ 100(a)(b)(h) .............................................. 16,400 16,471
Bardot CLO Ltd., Series 2019-2A, Class ARR, 4.64% (TSFR3M+98bps), 10/22/32, Callable
7/22/26 @ 100(a)(b) ................................................. 9,494 9,496
Battery Park CLO Ltd., Series 2019-1A, Class XR, 4.62% ( TSFR3M+95bps), 7/15/36, Callable
7/15/26 @ 100(a)(b) ................................................. 1,450 1,450
Bayfront Iabs VIII PTE Ltd. ...............................................
Series 8A, Class A, 4.98% (SOFR+138bps), 7/11/47, Callable 7/11/29 @ 100(a)(b) .... 14,000 13,993
Series 8A, Class B, 5.40% (SOFR+180 bps), 7/11/47, Callable 7/11/29 @ 100(a)(b) .... 6,000 5,996
BCRED BSL Static CLO Ltd., Series 2025-1A, Class AR, 4.92% (TSFR3M+125bps), 7/24/35,
Callable 7/24/26 @ 100(a)(b) .......................................... 3,596 3,597
BDS LLC ............................................................
Series 2024-FL13, Class A, 5.22% ( TSFR1M+158bps), 9/19/39, Callable 8/19/28 @
100(a)(b)(h) ....................................................... 4,293 4,295
Series 2025-FL14, Class A, 4.92% (TSFR1M+128bps), 10/17/42, Callable 9/21/27 @
100(a)(b)(h) ....................................................... 10,910 10,910
Series 2026-FL17, Class A, 4.99% (TSFR1M+135bps), 5/19/43, Callable 11/19/28 @
100(a)(b)(h) ....................................................... 7,940 7,953
Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class XR2, 4.82%
(TSFR3M+115bps), 10/15/37, Callable 10/15/26 @ 100(a)(b) ................... 5,833 5,833
Birch Grove CLO 8 Ltd., Series 2024-8A, Class XR, 4.58% (TSFR3M+90bps), 4/20/39,
Callable 4/20/28 @ 100(a)(b) .......................................... 2,350 2,347
Blackrock Rainier CLO VI Ltd., Series 2021-6A, Class XR, 4.93% (TSFR3M+125bps),
4/20/37, Callable 7/20/27 @ 100(a)(b) .................................... 14,210 14,173
BlueMountain CLO XXII Ltd., Series 2018-22A, Class A1, 5.01% (TSFR3M+134bps),
7/15/31, Callable 7/15/26 @ 100(a)(b) .................................... 848 848
BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class X, 4.68% (TSFR3M+100bps),
10/20/38 , Callable 10/20/27 @ 100(a)(b) .................................. 2,017 2,017
Brightwood Capital MM CLO Ltd. ..........................................
Series 2023-1A, Class XR, 4.72% (TSFR3M+105bps), 10/15/35, Callable 10/15/26 @
100(a)(b) ......................................................... 2,494 2,494
Series 2025-1A, Class D, 8.58% (TSFR3M+491bps), 4/15/36, Callable 7/15/27 @ 100(a)
(b) ............................................................. 3,000 2,943
Brsp Ltd. .............................................................
Series 2026-FL3, Class AS, 5.34% (TSFR1M+170bps), 8/19/43, Callable 9/19/28 @
100(a)(b)(h) ....................................................... 3,242 3,253
Series 2026-FL3, Class B, 5.59% (TSFR1M+195bps), 8/19/43 , Callable 9/19/28 @
100(a)(b)(h) ....................................................... 10,381 10,394
BSPDF Issuer LLC .....................................................
Series 2026-FL3, Class A, 5.09% (TSFR1M+145bps), 9/18/43, Callable 9/18/28 @
100(a)(b)(h) ....................................................... 12,330 12,374
Series 2026-FL4, Class A, 5.09% (TSFR1M+145bps), 11/18/43, Callable 12/18/28 @
100(a)(b)(h) ....................................................... 16,760 16,786
BSPRT Issuer LLC ......................................................
Series 2024-FL11, Class A, 5.26% (TSFR1M+164bps), 7/15/39, Callable 9/15/27 @
100(a)(b) ......................................................... 9,920 9,955
Series 2025-FL12, Class A, 5.02% (TSFR1M+139bps), 1/17/43, Callable 4/17/28 @
100(a)(b) ......................................................... 9,660 9,681

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
BXDL Static CLO LLC, Series 2025-1A, Class A1, 4.98% (TSFR3M+130bps), 7/20/35,
Callable 7/20/26 @ 100(a)(b) .......................................... $ 5,540 $ 5,538
CarVal CLO IV Ltd., Series 2021-1A, Class X, 4.53% ( TSFR3M+85bps), 3/31/38, Callable
10/20/27 @ 100(a)(b) ................................................ 3,000 2,995
Cayuga Park CLO Ltd., Series 2020-1A, Class XR2, 4.58% (TSFR3M+90bps), 10/17/38,
Callable 1/17/28 @ 100(a)(b) .......................................... 3,667 3,668
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class X, 4.72% (TSFR3M+105bps),
10/15/37, Callable 10/15/26 @ 100(a)(b) .................................. 486 486
Cedar Funding XV CLO Ltd., Series 2022-15A, Class XR, 4.63% (TSFR3M+95bps), 1/20/39,
Callable 1/20/28 @ 100(a)(b) .......................................... 3,500 3,503
Cerberus Loan Funding XLIX LLC ..........................................
Series 2024-5A, Class A, 5.02% (TSFR3M+135bps), 1/15/34, Callable 7/15/26 @ 100(a)
(b) ............................................................. 4,424 4,422
Series 2024-5A, Class B, 5.42% (TSFR3M+175bps), 1/15/34, Callable 7/15/26 @ 100(a)
(b) ............................................................. 6,000 5,998
Series 2024-5A, Class C, 5.77% (TSFR3M+210bps), 1/15/34, Callable 7/15/26 @ 100(a)
(b) ............................................................. 3,000 2,998
Cerberus Loan Funding XXXVII LP, Series 2022-1A, Class A2, 4.02%, 4/15/34, Callable
7/15/26 @ 100(a) ................................................... 4,000 3,940
Crown Point CLO IV Ltd., Series 2018-4A, Class C, 5.84% (TSFR3M+216bps), 4/20/31,
Callable 7/20/26 @ 100(a)(b) .......................................... 1,440 1,439
D2 Multifamily Credit Issuer Ltd., Series 2026-FL1, Class A, 5.09% (TSFR1M+145bps),
11/19/43, Callable 12/19/28 @ 100(a)(b)(h) ................................ 13,170 13,196
Deerpath Capital CLO Ltd., Series 2021-1A, Class A1R, 5.47% (TSFR3M+180bps), 7/15/36,
Callable 7/15/26 @ 100(a)(b) .......................................... 10,675 10,670
Dwight Issuer LLC ......................................................
Series 2025-FL1, Class A, 5.30% (TSFR1M+166bps), 6/18/42, Callable 7/19/27 @
100(a)(b) ......................................................... 11,800 11,837
Series 2025-FL1, Class B, 6.43% (TSFR1M+279bps), 6/18/42, Callable 7/19/27 @
100(a)(b) ......................................................... 15,550 15,608
Series 2026-FL2, Class A, 5.00% (TSFR1M+140bps), 1/18/44, Callable 12/18/28 @
100(a)(b)(h) ....................................................... 5,330 5,335
Elevation CLO Ltd., Series 2021-12A, Class XR2, 4.65% (TSFR3M+100bps), 4/20/37,
Callable 10/20/27 @ 100(a)(b) ......................................... 2,653 2,653
Ellington CLO III Ltd., Series 2018-3A, Class C, 6.19% (TSFR3M+251bps), 7/20/30, Callable
7/20/26 @ 100(a)(b) ................................................. 1,935 1,931
Flatiron CLO Ltd., Series 2021-1A, Class XR, 4.78% (TSFR3M+110bps), 10/19/37, Callable
10/19/26 @ 100(a)(b) ................................................ 2,400 2,401
Fortress Credit Opportunities IX CLO Ltd., Series 2017-9A, Class A1TR, 5.48%
(TSFR3M+181bps), 10/15/33(a)(b) ...................................... 8,943 8,949
Fortress Credit Opportunities XXIX CLO Ltd. ..................................
Series 2025-29A, Class A1, 4.93% (TSFR3M+125bps), 4/20/33 , Callable 7/20/26 @
100(a)(b) ......................................................... 8,993 8,994
Series 2025-29A, Class B, 5.33% (TSFR3M+165bps), 4/20/33, Callable 7/20/26 @
100(a)(b) ......................................................... 8,180 8,183
Fortress Credit Opportunities XXXI CLO Ltd., Series 2025-31A, Class A1, 5.18%
( TSFR3M+150bps), 7/20/33, Callable 7/20/26 @ 100(a)(b) ..................... 7,071 7,064
Fortress Credit Opportunities XXXV CLO Ltd. .................................
Series 2025-35A, Class A1, 5.08% (TSFR3M+140bps), 7/20/33, Callable 7/20/26 @
100(a)(b) ......................................................... 10,166 10,168
Series 2025-35A, Class B1, 5.53% (TSFR3M+185bps), 7/20/33, Callable 7/20/26 @
100(a)(b) ......................................................... 3,980 3,980
Series 2025-35A, Class C1, 6.18% (TSFR3M+250bps), 7/20/33, Callable 7/20/26 @
100(a)(b) ......................................................... 3,960 3,962
FS Rialto Issuer LLC ....................................................
Series 2021-FL3, Class A, 5.00% (TSFR1M+136bps), 11/16/36, Callable 7/16/26 @
100(a)(b) ......................................................... 8,795 8,800
Series 2024-FL9, Class A, 5.27% (TSFR1M+163bps), 10/19/39, Callable 10/19/27 @
100(a)(b) ......................................................... 23,030 23,093
Series 2025-FL10, Class A, 5.02% (TSFR1M+139bps), 8/19/42, Callable 8/19/27 @
100(a)(b)(h) ....................................................... 13,250 13,270
Series 2026-FL11, Class A, 5.09% (TSFR1M+145bps), 1/19/44, Callable 3/19/29 @
100(a)(b)(h) ....................................................... 21,820 21,888

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Funding CLO Ltd., Series 2020-6A, Class XR, 4.62% (TSFR3M+95bps), 10/23/34, Callable
10/23/26 @ 100(a)(b) ................................................ $ 633 $ 633
GCRED BSL CLO 1, Series 2025-BSL1A, Class A2, 4.96% (TSFR3M+130bps), 1/20/34,
Callable 1/20/27 @ 100(a)(b) .......................................... 8,000 7,983
Goldentree Loan Management US CLO 10 Ltd., Series 2021-10A, Class XR, 4.73%
(TSFR3M+105bps), 10/20/37, Callable 10/20/26 @ 100(a)(b) ................... 1,575 1,575
GoldenTree Loan Management US CLO Ltd., Series 2024-21AR, Class XR, 4.54%
(TSFR3M+90bps), 10/20/39(a)(b) ....................................... 3,500 3,500
Golub Capital Partners CLO 51M LP, Series 2021-51A, Class AR, 4.86% (TSFR3M+120bps),
5/5/36, Callable 8/5/26 @ 100(a)(b) ...................................... 6,000 5,985
Golub Capital Partners CLO 61M, Series 2022-61A, Class A1AR, 4.90% ( TSFR3M+123bps),
7/25/35, Callable 7/25/26 @ 100(a)(b) .................................... 20,460 20,453
Golub Capital Partners Short Duration ........................................
Series 2022-1A, Class A1R, 5.12% (TSFR3M+145bps), 7/25/33, Callable 7/25/26 @
100(a)(b) ......................................................... 4,936 4,936
Series 2022-1A, Class BR, 5.67% (TSFR3M+200bps), 7/25/33, Callable 7/25/26 @
100(a)(b) ......................................................... 9,377 9,368
Series 2022-1A, Class CR, 6.42% (TSFR3M+275bps), 7/25/33, Callable 7/25/26 @
100(a)(b) ......................................................... 11,990 11,991
Great Lakes CLO Ltd., Series 2019-1A, Class X, 4.72% (TSFR3M+105bps), 4/15/37, Callable
4/15/27 @ 100(a)(b) ................................................. 3,143 3,142
Great Lakes CLO VI LLC, Series 2021-6A, Class XR, 4.77% (TSFR3M+110bps), 7/15/37,
Callable 7/15/27 @ 100(a)(b) .......................................... 4,496 4,503
Greystone CRE Notes LLC ................................................
Series 2025-FL4, Class A, 5.11% (TSFR1M+148bps), 1/15/43, Callable 5/15/28 @
100(a)(b)(h) ....................................................... 17,710 17,740
Series 2025-FL4, Class AS, 5.76% (TSFR1M+214bps), 1/15/43, Callable 5/15/28 @
100(a)(b) (h) ....................................................... 4,030 4,067
GS REFT, Series 2026-FL1, Class A, 5.14% (TSFR1M+150bps), 10/19/43, Callable 9/19/28 @
100(a)(b)(h) ....................................................... 7,750 7,779
HPS Loan Management Ltd., Series 10A-16, Class XR3, 4.63% (TSFR3M+95bps), 4/20/34,
Callable 7/20/26 @ 100(a)(b) .......................................... 214 214
INCREF LLC, Series 2026-FL3, Class A, 5.05% (TSFR1M+140bps), 1/19/44, Callable
12/19/28 @ 100(a)(b)(h) .............................................. 6,100 6,108
KREF Ltd. ............................................................
Series 2021-FL2, Class AS, 5.05% (TSFR1M+141bps), 2/15/39 , Callable 7/15/26 @
100(a)(b) ......................................................... 6,010 6,009
Series 2022-FL3, Class A, 5.09% (TSFR1M+145bps), 2/17/39, Callable 7/17/26 @
100(a)(b) ......................................................... 3,594 3,594
Lake Shore MM CLO IV Ltd., Series 2021-1A, Class XR, 4.97% (TSFR3M+130bps), 1/15/37 ,
Callable 1/15/27 @ 100(a)(b) .......................................... 995 995
LCM Ltd. ............................................................
Series 35A, Class A1R, 4.75% (TSFR3M+108bps), 10/15/34, Callable 7/15/26 @ 100(a)
(b) ............................................................. 4,000 4,001
Series 35A, Class BR, 5.32% (TSFR3M+165bps), 10/15/34, Callable 7/15/26 @ 100 (a)
(b) ............................................................. 3,450 3,449
LMNT CRE LLC .......................................................
Series 2025-FL3, Class A, 5.19% (TSFR1M+155bps), 7/21/43, Callable 5/21/28 @
100(a)(b)(h) ....................................................... 20,160 20,185
Series 2025-FL3, Class AS, 5.54% (TSFR1M+190bps), 7/21/43, Callable 5/21/28 @
100(a)(b) (h) ....................................................... 20,110 20,174
LoanCore Issuer LLC ....................................................
Series 2025-CRE8, Class A, 5.02% (TSFR1M+139bps), 8/17/42, Callable 8/17/27 @
100(a)(b)(h) ....................................................... 6,740 6,741
Series 2025-CRE9, Class A, 5.09% (TSFR1M+145bps), 8/18/42, Callable 5/15/28 @
100 (a)(b) ......................................................... 11,250 11,281
LoanCore Issuer Ltd. ....................................................
Series 2021-CRE6, Class A, 5.04% (TSFR1M+141bps), 11/15/38, Callable 7/15/26 @
100(a)(b) ......................................................... 94 94
Series 2021-CRE6, Class AS, 5.39% (TSFR1M+176bps), 11/15/38, Callable 7/15/26 @
100(a) (b) ......................................................... 5,000 5,001
Magnetite XXII Ltd., Series 2019-22A, Class X, 4.67% (TSFR3M+100bps), 7/15/36, Callable
7/15/26 @ 100(a)(b) ................................................. 3,000 3,000

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
MCF CLO 10 Ltd., Series 2023-1A, Class XR, 4.67% (TSFR3M+100bps), 4/15/37, Callable
4/15/27 @ 100(a)(b) ................................................. $ 2,613 $ 2,615
MCF CLO VII LLC .....................................................
Series 2017-3A, Class ER2, 10.68% (TSFR3M+700bps), 7/20/37, Callable 7/20/27 @
100(a)(b) ......................................................... 4,500 4,485
Series 2017-3A, Class XR2, 4.88% (TSFR3M+120bps), 7/20/37 , Callable 7/20/27 @
100(a)(b) ......................................................... 3,257 3,257
MF1 LLC ............................................................
Series 2024-FL15, Class A, 5.33% (TSFR1M+169bps), 8/18/41, Callable 7/18/26 @
100(a)(b) ......................................................... 13,870 13,888
Series 2024-FL16, Class A, 5.18% (TSFR1M+154bps), 11/18/39 , Callable 10/18/26 @
100(a)(b) ......................................................... 19,480 19,507
Series 2025-FL19, Class A, 5.13% (TSFR1M+149bps), 5/18/42, Callable 11/18/26 @
100(a)(b) ......................................................... 19,300 19,342
Series 2025-FL20, Class A, 5.09% (TSFR1M+145bps), 2/18/43, Callable 2/18/28 @
100(a)(b) ......................................................... 6,900 6,909
Series 2026-FL21, Class A, 4.99% (TSFR1M+135bps), 2/18/41, Callable 7/18/28 @
100(a)(b)(h) ....................................................... 20,270 20,276
Series 2026-FL21, Class AS, 5.19% (TSFR1M+155bps), 2/18/41, Callable 7/18/28 @
100(a)(b)(h) ....................................................... 9,704 9,708
MF1 Ltd. .............................................................
Series 2021-FL7, Class A, 4.83% (TSFR1M+119bps), 10/16/36, Callable 7/16/26 @
100(a)(b) ......................................................... 3,173 3,173
Series 2021-FL7, Class AS, 5.20% (TSFR1M+156bps), 10/16/36, Callable 7/16/26 @
100(a)(b) ......................................................... 6,379 6,375
Series 2022-FL8, Class A, 4.99% (TSFR1M+135bps), 2/19/37, Callable 7/17/26 @
100(a)(b) ......................................................... 9,683 9,683
MidOcean Credit CLO XI Ltd., Series 2022-11A, Class A1R2, 4.89% (TSFR3M+121bps),
1/18/36, Callable 7/18/26 @ 100(a)(b) .................................... 8,290 8,297
Midocean Credit CLO XXIII, Series 2026-23A, Class X, 4.58% (TSFR3M+94bps), 7/18/39,
Callable 7/18/28 @ 100(a)(b) .......................................... 4,000 4,000
Monroe Capital MML CLO XII Ltd., Series 2021-2A, Class A1, 5.43% (TSFR3M+176bps),
9/14/33, Callable 9/14/26 @ 100(a)(b) .................................... 4,125 4,123
Monroe Capital MML CLO XIII Ltd. .........................................
Series 2022-1A, Class A1N, 5.32% (TSFR3M+168bps), 2/24/34, Callable 8/24/26 @
100(a)(b) ......................................................... 3,902 3,903
Series 2022-1A, Class B, 5.69% (TSFR3M+205bps), 2/24/34, Callable 8/24/26 @ 100(a)
(b) ............................................................. 3,000 2,987
Monroe Capital MML CLO XV LLC, Series 2023-1A, Class AR, 4.94% (TSFR3M+127bps),
9/23/35, Callable 10/23/26 @ 100(a)(b) ................................... 8,460 8,452
Morgan Stanley Eaton Vance CLO Ltd., Series 2021-1A, Class X, 4.67% (TSFR3M+100bps),
10/23/37, Callable 10/23/27 @ 100(a)(b) .................................. 3,789 3,793
Mountain View CLO XVII Ltd., Series 2023-1A, Class XR, 4.67% (TSFR3M+100bps),
10/15/38 , Callable 10/15/27 @ 100(a)(b) .................................. 1,125 1,125
Neuberger Berman Loan Advisers LaSalle Street Lending CLO II Ltd., Series 2024-2A, Class
A1R, 5.02% (TSFR3M+134bps), 4/20/38, Callable 4/20/27 @ 100(a)(b) ........... 10,000 10,015
New Mountain CLO 1 Ltd., Series 1A, Class X, 4.62% (TSFR3M+95bps), 1/15/38, Callable
1/15/27 @ 100(a)(b) ................................................. 1,167 1,167
Northwoods Capital XI-B Ltd., Series 2018-11BA, Class XR, 4.88% (TSFR3M+120bps),
7/19/37, Callable 7/19/26 @ 100(a)(b) .................................... 2,053 2,053
OCP CLO Ltd., Series 2017-14A, Class XR, 4.78% (TSFR3M+110bps), 7/20/37, Callable
7/20/26 @ 100(a)(b) ................................................. 1,500 1,500
Octagon Investment Partners Ltd., Series 2020-5A, Class XRR, 4.57% (TSFR3M+90bps),
4/15/37, Callable 4/15/27 @ 100(a)(b) .................................... 2,968 2,968
Octagon Ltd., Series 2023-1A, Class XR, 4.53% (TSFR3M+85bps), 10/20/38, Callable 1/20/28
@ 100(a)(b) ....................................................... 7,333 7,330
Owl Rock CLO IV Ltd. ..................................................
Series 2020-4A, Class A1R, 5.50% (TSFR3M+186bps), 8/20/33, Callable 8/20/26 @
100(a)(b) ......................................................... 1,851 1,852
Series 2020-4A, Class A2R, 5.80% (TSFR3M+216bps), 8/20/33, Callable 8/20/26 @
100(a)(b) ......................................................... 250 250

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Owl Rock CLO XXI LLC .................................................
Series 2025-21A, Class A, 5.07% (TSFR3M+140bps), 7/24/34, Callable 7/24/26 @
100(a)(b) ......................................................... $ 4,862 $ 4,856
Series 2025-21A, Class B, 5.57% (TSFR3M+190bps), 7/24/34, Callable 7/24/26 @
100(a)(b) ......................................................... 3,290 3,280
Palmer Square CLO Ltd., Series 2020-3A, Class X, 4.85% (TSFR3M+120bps), 11/15/36,
Callable 11/15/26 @ 100(a)(b) ......................................... 1,053 1,054
Pennantpark CLO IX LLC ................................................
Series 2024-9A, Class A1RN, 5.03% (TSFR3M+135bps), 4/20/34, Callable 7/20/26 @
100(a)(b) ......................................................... 4,890 4,889
Series 2024-9A, Class A2R, 5.13% (TSFR3M+145bps) , 4/20/34, Callable 7/20/26 @
100(a)(b) ......................................................... 4,400 4,400
PFP Ltd. .............................................................
Series 2024-11, Class A, 5.44% (TSFR1M+183bps), 9/17/39, Callable 9/17/27 @ 100(a)
(b)(h) ........................................................... 1,232 1,233
Series 2026-13, Class A, 5.14% (TSFR1M+150bps), 8/18/43 , Callable 7/18/28 @ 100(a)
(b) ............................................................. 7,650 7,656
Series 2026-13, Class AS, 5.29% (TSFR1M+165bps), 8/18/43, Callable 7/18/28 @
100(a)(b) ......................................................... 10,950 10,950
Series 2026-14, Class A, 4.97% (TSFR1M+132bps), 12/18/43, Callable 1/18/29 @
100(a) (b) ......................................................... 5,530 5,528
Pikes Peak CLO 6, Series 2020-6A, Class ARR, 4.59% (TSFR3M+94bps), 5/18/34, Callable
8/18/26 @ 100(a)(b) ................................................. 14,300 14,298
Post CLO Ltd., Series 2021-1A, Class AR, 4.75% (TSFR3M+108bps), 10/15/34, Callable
7/15/26 @ 100(a)(b) ................................................. 15,800 15,807
PRPM Issuer LLC, Series 2026-CRE1, Class A, 5.31% (TSFR1M+167bps), 3/19/43, Callable
4/19/28 @ 100(a)(b)(h) ............................................... 14,210 14,265
Rad CLO 3 Ltd., Series 2019-3A, Class XR2, 4.72% (TSFR3M+105bps), 7/15/37 , Callable
7/15/26 @ 100(a)(b) ................................................. 2,456 2,456
RAD CLO Ltd., Series 2024-23A, Class XR, 4.49% (TSFR3M+85bps), 7/20/41(a)(b) ...... 1,000 1,000
Recette CLO Ltd., Series 2015-1A, Class AR3, 4.71% (TSFR3M+103bps), 4/20/34, Callable
7/20/26 @ 100(a)(b) ................................................. 10,000 10,004
Regatta X Funding Ltd., Series 2017-3A, Class X, 4.68% (TSFR3M+100bps), 7/17/37,
Callable 7/17/26 @ 100(a)(b) .......................................... 2,650 2,647
Sculptor CLO XXX Ltd., Series 30A, Class XR, 4.73% (TSFR3M+105bps), 7/20/38 , Callable
7/20/27 @ 100(a)(b) ................................................. 2,143 2,144
Signal Peak CLO 4 Ltd. ..................................................
Series 2017-4A, Class AR2, 4.79% (TSFR3M+112bps), 10/26/34, Callable 7/26/26 @
100(a)(b) ......................................................... 8,000 8,005
Series 2017-4A, Class XR2, 4.52% (TSFR3M+85bps), 10/26/34, Callable 7/26/26 @
100(a)(b) ......................................................... 500 500
Silver Rock CLO II Ltd., Series 2021-2A, Class X, 4.99% (TSFR3M+131bps), 1/20/35,
Callable 7/20/26 @ 100(a)(b) .......................................... 267 267
Silver Rock CLO III, Series 2023-3A, Class XR, 4.63% (TSFR3M+95 bps), 1/20/38, Callable
1/20/28 @ 100(a)(b) ................................................. 2,125 2,124
Silver Rock CLO IV Ltd., Series 2024-4A, Class X, 4.88% (TSFR3M+120bps), 10/20/37,
Callable 10/20/26 @ 100(a)(b) ......................................... 3,111 3,111
Sixth Street CLO IX Ltd., Series 2017-9A, Class X, 4.62% (TSFR3M+95bps), 7/21/37,
Callable 7/21/26 @ 100(a)(b) .......................................... 1,600 1,600
Sixth Street CLO XII Ltd., Series 2018-12A, Class XR2, 4.48% (TSFR3M+80bps), 1/17/39,
Callable 1/17/28 @ 100(a)(b) .......................................... 1,329 1,328
Sound Point CLO V-R Ltd., Series 2014-1RA, Class A, 5.09% (TSFR3M+141bps), 7/18/31,
Callable 7/18/26 @ 100(a)(b) .......................................... 2,270 2,270
Sound Point CLO XVI Ltd., Series 2017-2A, Class D, 7.53% (TSFR3M+386bps), 7/25/30,
Callable 7/25/26 @ 100(a)(b) .......................................... 3,000 3,008
Sound Point CLO XX Ltd., Series 2018-2A, Class A, 5.03% (TSFR3M+136bps), 7/26/31,
Callable 7/26/26 @ 100(a)(b) .......................................... 525 525
Sound Point CLO XXXIII Ltd., Series 2022-1A, Class AR, 4.77% (TSFR3M+110bps),
4/20/35, Callable 7/25/26 @ 100(a)(b) .................................... 10,000 9,991
Starwood LLC .........................................................
Series 2024-SIF4A, Class A, 5.38% (TSFR3M+170bps), 10/17/36, Callable 7/17/26 @
100(a)(b) ......................................................... 14,000 14,015

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-SIF4A, Class C, 6.18% (TSFR3M+250bps), 10/17/36 , Callable 7/17/26 @
100(a)(b) ......................................................... $ 2,390 $ 2,391
Series 2025-SIF5A, Class A, 5.22% (TSFR3M+155bps), 4/15/37, Callable 10/15/26 @
100(a)(b) ......................................................... 10,110 10,110
Series 2025-SIF5A, Class D, 7.27% (TSFR3M+360bps), 4/15/37, Callable 10/15/26 @
100(a)(b) ......................................................... 2,130 2,134
Symphony CLO 36 Ltd., Series 2025-52A, Class XR, 4.57% (TSFR3M+90bps), 1/20/36,
Callable 1/20/27 @ 100(a)(b) .......................................... 5,500 5,500
Symphony CLO XIX Ltd., Series 2018-19A, Class A, 4.90% (TSFR3M+122bps), 4/16/31 ,
Callable 7/16/26 @ 100(a)(b) .......................................... 44 44
Trestles CLO IV Ltd., Series 2021-4A, Class X, 4.56% (TSFR3M+90bps), 10/30/38, Callable
1/30/28 @ 100(a)(b) ................................................. 4,000 3,995
Trinitas CLO VII Ltd., Series 2017-7A, Class A1R2, 4.73% (TSFR3M+106bps) , 1/25/35,
Callable 7/25/26 @ 100(a)(b) .......................................... 12,000 11,973
Trinitas CLO XI Ltd., Series 2019-11A, Class X, 4.86% (TSFR3M+119bps), 7/15/34, Callable
1/15/27 @ 100(a)(b) ................................................. 345 345
TRTX Issuer Ltd., Series 2025-FL6, Class A, 5.17% ( TSFR1M+154bps), 9/18/42, Callable
9/18/27 @ 100(a)(b)(h) ............................................... 18,650 18,702
Twin Brook CLO LLC, Series 2024-2A, Class CR, 5.63% (TSFR3M+195bps), 10/20/35,
Callable 10/20/26 @ 100(a)(b) ......................................... 13,000 12,984
Venture CLO Ltd., Series 2021-41A, Class A1RR, 4.81% (TSFR3M+113bps), 1/20/34,
Callable 7/20/26 @ 100(a)(b) .......................................... 9,479 9,485
Voya CLO Ltd. ........................................................
Series 2019-1A, Class X, 4.87% (TSFR3M+120bps), 10/15/37, Callable 10/15/26 @
100(a)(b) ......................................................... 3,111 3,111
Series 2024-6A, Class X, 4.78% (TSFR3M+110bps), 1/20/38, Callable 1/20/27 @ 100(a)
(b) ............................................................. 2,857 2,857
Wellfleet CLO Ltd., Series 2022-1A, Class XR, 4.87% (TSFR3M+120bps), 7/15/37, Callable
7/15/26 @ 100(a)(b) ................................................. 3,421 3,422
Wind River CLO Ltd., Series 2023-1A, Class XR, 4.82% (TSFR3M+115bps), 7/25/38,
Callable 7/25/27 @ 100(a)(b) .......................................... 1,200 1,200
Woodmont Trust, Series 2023-12A, Class A1R, 5.07% (TSFR3M+140bps), 10/25/32, Callable
7/25/26 @ 100(a)(b) ................................................. 11,433 11,434
Z Capital Credit Partners CLO Ltd. ..........................................
Series 2019-1A, Class BR, 5.94% (TSFR3M+226bps), 7/16/31, Callable 7/16/26 @
100(a)(b) ......................................................... 2,176 2,176
Series 2019-1A, Class DR, 8.94% (TSFR3M+526bps), 7/16/31, Callable 7/16/26 @
100(a)(b) ......................................................... 6,000 6,043
Series 2021-1A, Class A2AR, 5.47% (TSFR3M+180bps), 7/15/33, Callable 7/15/26 @
100(a)(b) ......................................................... 12,010 12,016
Zais CLO Ltd., Series 2020-16A, Class A1R2, 4.81% (TSFR3M+113bps), 10/20/34, Callable
7/20/26 @ 100(a)(b) ................................................. 8,000 7,980
1,270,978
Total Collateralized Loan Obligations (Cost $1,269,275)
a
a
a
1,270,978
Collateralized Mortgage Obligations (15.1%)
Agency CMO Floating (2.7%):
Fannie Mae Trust, Series 2003-W6, Class F, 4.08% (SOFR30A+46bps), 9/25/42, Callable
7/25/26 @ 100(b) ................................................... 624 622
Federal Home Loan Mortgage Corporation .....................................
Series 2003-107, Class FD, 4.24% (SOFR30A+61bps), 11/25/33(b) ............... 57 57
Series 2004-54, Class FN, 4.19% (SOFR30A+56bps), 7/25/34(b) ................ 15 15
Series 2006-11, Class FB, 4.04% (SOFR30A+41bps), 3/25/36(b) ................. 9 9
Series 2006-115, Class BF, 3.98% (SOFR30A+35bps), 12/25/36(b) ............... 18 18
Series 2006-34, Class FA, 4.05% (SOFR30A+42bps), 5/25/36(b) ................. 51 51
Series 2006-56, Class FC, 4.03% (SOFR30A+40bps), 7/25/36(b) ................. 24 24
Series 2006-70, Class BF, 4.29% (SOFR30A+66bps), 8/25/36(b) ................. 6 6
Series 2007-58, Class FA, 3.99% (SOFR30A+36bps), 6/25/37(b) ................. 29 29
Series 2025-85, Class FH, 4.53% (SOFR30A+90bps), 10/25/55(b) ................ 28,176 28,357
Series 2106, Class F, 4.16% (SOFR30A+56bps), 12/15/28(b) ................... 22 22
Series 2122, Class FD, 4.06% (SOFR30A+46bps), 2/15/29(b) ................... 12 12
Series 2186, Class FY, 4.31% (SOFR30A+71bps), 4/15/28(b) ................... 3 3

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2368, Class AF, 4.66% (SOFR30A+106bps), 10/15/31(b) ................. $ 11 $ 11
Series 2411, Class FR, 4.31% (SOFR30A+71bps), 6/15/31(b) ................... 23 23
Series 2432, Class FH, 4.41% (SOFR30A+81bps), 3/15/32(b) ................... 30 30
Series 2471, Class FD, 4.71% (SOFR30A+111bps), 3/15/32(b) .................. 50 50
Series 2498, Class FQ, 4.31% (SOFR30A+71bps), 9/15/32(b) ................... 20 20
Series 2543, Class EF, 4.06% (SOFR30A+46bps), 12/15/32(b) .................. 14 14
Series 2551, Class FD, 4.11% (SOFR30A+51bps), 1/15/33(b) ................... 93 93
Series 2567, Class FJ, 4.11% (SOFR30A+51bps), 2/15/33(b) .................... 64 64
Series 2577, Class FA, 4.26% (SOFR30A+66bps), 2/15/33(b) ................... 27 27
Series 2585, Class FD, 4.21% (SOFR30A+61bps), 12/15/32(b) .................. 2 2
Series 2614, Class FV, 5.21% (SOFR30A+161bps), 5/15/33(b) .................. 36 36
Series 2631, Class FC, 4.11% (SOFR30A+51bps), 6/15/33(b) ................... 43 43
Series 2711, Class FA, 4.71% (SOFR30A+111bps), 11/15/33(b) ................. 23 23
Series 2976, Class LF, 4.05% (SOFR30A+45bps), 5/15/35(b) ................... 109 108
Series 3012, Class FE, 3.96% (SOFR30A+36bps), 8/15/35(b) ................... —(e) —(e)
Series 3067, Class FA, 4.06% (SOFR30A+46bps), 11/15/35(b) .................. 21 21
Series 3117, Class EF, 4.06% (SOFR30A+46bps), 2/15/36(b) ................... 46 46
Series 3122, Class FP, 4.01% (SOFR30A+41bps), 3/15/36(b) ................... 30 29
Series 3147, Class PF, 4.01% (SOFR30A+41bps), 4/15/36(b) ................... 18 18
Series 3175, Class FE, 4.02% (SOFR30A+42bps), 6/15/36(b) ................... 150 149
Series 3191, Class FE, 4.11% (SOFR30A+51bps), 7/15/36(b) ................... 9 9
Series 3221, Class FW, 4.13% (SOFR30A+53bps), 9/15/36(b) ................... 82 82
Series 3222, Class FN, 4.11% (SOFR30A+51bps), 9/15/36(b) ................... 24 24
Series 3247, Class FA, 3.96% (SOFR30A+36bps), 8/15/36(b) ................... 76 76
Series 3266, Class F, 4.01% (SOFR30A+41 bps), 1/15/37(b) .................... 143 142
Series 3307, Class FT, 3.95% (SOFR30A+35bps), 7/15/34(b) ................... 57 56
Series 3315, Class F, 4.05% (SOFR30A+45bps), 5/15/37(b) .................... 4 4
Series 3376, Class FM, 4.33% (SOFR30A+73bps), 10/15/37(b) .................. 19 19
Series 3560, Class FA, 4.96% (SOFR30A+136bps), 5/15/37(b) .................. 78 80
Series 3708, Class PF, 4.06% (SOFR30A+46bps), 7/15/40(b) ................... 17 17
Series 3867, Class FD, 4.06% (SOFR30A+46bps), 5/15/41(b) ................... 8 8
Series 4056, Class QF, 4.06% (SOFR30A+46bps), 12/15/41(b) .................. 12 12
Series 5563, Class FB, 4.58% (SOFR30A+95bps), 6/25/55(b) ................... 10,483 10,567
Series 5574, Class F, 4.53% (SOFR30A+90bps), 9/25/55(b) .................... 28,194 28,360
Series 5576, Class FD, 4.48% (SOFR30A+85bps), 9/25/55(b) ................... 5,938 5,966
Series 5592, Class PF, 4.53% (SOFR30A+90bps), 5/25/55(b) ................... 22,145 22,282
Series 5594, Class FA, 4.53% (SOFR30A+90bps), 11/25/53(b) .................. 24,840 24,994
Federal Home Loan Mortgage Corporation REMICs ..............................
Series 2006-104, Class GF, 4.06% (SOFR30A+43bps), 11/25/36(b) ............... 38 38
Series 2439, Class F, 4.71% (SOFR30A+111bps), 3/15/32(b) .................... 59 59
Series 2470, Class AF, 4.71% (SOFR30A+111bps), 3/15/32(b) .................. 73 74
Series 2916, Class NF, 3.96% (SOFR30A+36bps), 1/15/35(b) ................... 14 14
Series 3042, Class PF, 3.96% (SOFR30A+36bps), 8/15/35(b) ................... 16 16
Series 3102, Class FG, 4.01% (SOFR30A+41bps), 1/15/36(b) ................... 9 9
Series 3117, Class FE, 4.01% (SOFR30A+41bps), 2/15/36(b) ................... 88 88
Series 3173, Class FC, 4.13% (SOFR30A+53bps), 6/15/36(b) ................... 71 71
Series 3181, Class HF, 4.21% (SOFR30A+61bps), 7/15/36(b) ................... 109 109
Series 3239, Class EF, 4 .06% (SOFR30A+46bps), 11/15/36(b) .................. 89 89
Series 3239, Class FB, 4.06% (SOFR30A+46bps), 11/15/36(b) .................. 43 43
Series 3373, Class FB, 4.29% (SOFR30A+69bps), 10/15/37(b) .................. 196 196
Series 3610, Class FA, 4.41% (SOFR30A+81bps), 12/15/39(b) .................. 109 110
Federal Home Loan Mortgage Corporation REMICS, Series 2377, Class FE, 4.31%
(SOFR30A+71bps), 11/15/31, Callable 7/15/26 @ 100(b) ...................... 11 11
Federal Home Loan Mortgage Corporation, STRIPS ..............................
Series 237, Class F14, 4.11% (SOFR30A+51bps), 5/15/36(b) ................... 43 42
Series 239, Class F30, 4.01% (SOFR30A+41bps), 8/15/36(b) ................... 183 181
Series 244, Class F22, 4.06% (SOFR30A+46bps), 12/15/36(b) .................. 50 50
Federal National Mortgage Association .......................................
Series 1997-46, Class FA, 4.22% (SOFR30A+61bps), 7/18/27(b) ................. —(e) —(e)
Series 2000-47, Class FD, 4.29% (SOFR30A+66bps), 12/25/30(b) ................ 9 9
Series 2001-35, Class F, 4.34% (SOFR30A+71bps), 7/25/31(b) .................. 38 39
Series 2001-37, Class F, 4.24% (SOFR30A+61bps), 8/25/31(b) .................. 8 8
Series 2001-50, Class FQ, 4.34% (SOFR30A+71bps), 11/25/31(b) ................ 79 80

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2001-65, Class F, 4.34% (SOFR30A+71bps), 11/25/31(b) ................. $ 35 $ 35
Series 2001-69, Class FA, 4.34% (SOFR30A+71bps), 7/25/31(b) ................. 24 24
Series 2002-1, Class FC, 4.44% (SOFR30A+81bps), 1/25/32(b) ................. 29 29
Series 2002-13, Class FD, 4.64% (SOFR30A+101bps), 3/25/32(b) ................ 40 40
Series 2002-34, Class FA, 4.22% (SOFR30A+61bps), 5/18/32(b) ................. 19 19
Series 2002-56, Class FN, 4.74% (SOFR30A+111bps), 7/25/32(b) ................ 43 44
Series 2002-58, Class FD, 4.34% (SOFR30A+71bps), 8/25/32(b) ................ 17 17
Series 2002-77, Class F, 4.34% (SOFR30A+71bps), 12/25/32(b) ................. 32 33
Series 2002-82, Class FB, 4.24% (SOFR30A+61bps), 12/25/32(b) ................ 22 22
Series 2002-90, Class FH, 4.24% (SOFR30A+61bps), 9/25/32(b) ................ 31 31
Series 2002-92, Class FB, 4.39% (SOFR30A+76bps), 4/25/30(b) ................. 12 12
Series 2003-31, Class FM, 4.24% (SOFR30A+61bps), 4/25/33(b) ................ 81 81
Series 2003-7, Class FA, 4.49% (SOFR30A+86bps), 2/25/33(b) .................. 26 26
Series 2005-W3, Class 2AF, 3.96% (SOFR30A+33bps), 3/25/45, Callable 7/25/26 @
100(b) ........................................................... 172 171
Series 2007-100, Class YF, 4.29% (SOFR30A+66bps), 10/25/37(b) ............... 15 15
Series 2007-103, Class AF, 4.74% (SOFR30A+111bps), 3/25/37(b) ............... 24 24
Series 2007-57, Class FA, 3.97% (SOFR30A+34bps), 6/25/37(b) ................. 7 7
Series 2007-66, Class FB, 4.14% (SOFR30A+51bps), 7/25/37(b) ................. 7 7
Series 2007-85, Class FG, 4.24% (SOFR30A+61bps), 9/25/37(b) ................ 83 83
Series 2007-91, Class FB, 4.34% (SOFR30A+71bps), 10/25/37(b) ................ 116 116
Series 2007-98, Class FD, 4.19% (SOFR30A+56bps), 6/25/37(b) ................ 10 10
Series 2007-W1, Class 1AF1, 4.00% (SOFR30A+37bps), 11/25/46, Callable 9/25/27 @
100(b) ........................................................... 155 153
Series 2008-6, Class FA, 4.44% (SOFR30A+81bps), 2/25/38(b) .................. 14 14
Series 2009-113, Class FB, 4.29% (SOFR30A+66bps), 1/25/40(b) ................ 40 40
Series 2010-43, Class FD, 4.34% (SOFR30A+71bps), 5/25/40(b) ................ 15 15
Series 2010-43, Class IF, 4.24% (SOFR30A+61bps), 5/25/40(b) ................. 68 68
Series 2012-40, Class PF, 4.24% (SOFR30A+61bps), 4/25/42(b) ................. 61 60
Series 2024-98, Class F, 4.53% (SOFR30A+90bps), 1/25/55(b) .................. 18,163 18,259
Series 2025-15, Class FE, 4.53% (SOFR30A+90bps), 4/25/55(b) ................. 16,366 16,470
Series 2025-43, Class FH, 4.48% (SOFR30A+85bps), 1/25/55(b) ................ 24,842 24,948
Series 2025-77, Class FC, 4.48% (SOFR30A+85bps), 5/25/55(b) ................. 15,434 15,508
Series 2025-78, Class PF, 4.53% (SOFR30A+90bps), 9/25/55(b) ................. 7,603 7,647
Federal National Mortgage Association REMICs ................................
Series 2001-72, Class FB, 4.64% (SOFR30A+101bps), 12/25/31(b) ............... 33 34
Series 2001-81, Class FL, 4.37% (SOFR30A+76bps), 1/18/32(b) ................. 10 10
Series 2002-93, Class FH, 4.24% (SOFR30A+61 bps), 1/25/33(b) ................ 31 31
Series 2003-42, Class JF, 4.24% (SOFR30A+61bps), 5/25/33(b) ................. 34 34
Series 2003-8, Class FJ, 4.09% (SOFR30A+46bps), 2/25/33(b) .................. 6 6
Series 2004-52, Class FW, 4.14% (SOFR30A+51bps), 7/25/34(b) ................ 61 61
Series 2005-83, Class KT, 4.04% (SOFR30A+41bps), 10/25/35(b) ................ 55 54
Series 2005-83, Class LF, 4.05% (SOFR30A+42bps), 2/25/35(b) ................. 34 34
Series 2006-42, Class CF, 4.19% (SOFR30A+56bps), 6/25/36(b) ................. 71 71
Series 2006-82, Class F, 4.31% (SOFR30A+68bps), 9/25/36(b) .................. 17 17
Series 2007-110, Class FA, 4.36% (SOFR30A+73bps), 12/25/37(b) ............... 22 22
Series 2007-13, Class FA, 3.99% (SOFR30A+36bps), 3/25/37(b) ................. 35 34
Series 2007-2, Class FT, 3.99% (SOFR30A+36bps), 2/25/37(b) .................. 133 132
Series 2007-41, Class FA, 4.14% (SOFR30A+51bps), 5/25/37(b) ................. 9 9
Series 2007-50, Class FN, 3.98% (SOFR30A+35bps), 6/25/37(b) ................ 87 86
Series 2007-7, Class FJ, 3.94% (SOFR30A+31bps), 2/25/37(b) .................. 57 56
Series 2007-92, Class OF, 4.31% (SOFR30A+68bps), 9/25/37(b) ................. 34 34
Series 2007-93, Class FD, 4.29% (SOFR30A+66bps), 9/25/37(b) ................ 20 20
Series 2008-88, Class FA, 4.96% (SOFR30A+133bps), 10/25/38(b) ............... 59 60
Freddie Mac Strips, Series 239, Class F29, 3.96% (SOFR30A+36bps), 8/15/36(b) ......... 42 42
Government National Mortgage Association ....................................
Series 2005-16, Class FA, 4.00% (TSFR1M+36bps), 2/20/35(b) ................. 125 124
Series 2005-3, Class FC, 4.00% (TSFR1M+36bps), 1/16/35(b) .................. 125 124
Series 2008-69, Class FA, 4.25% (TSFR1M+61bps), 8/20/38(b) ................. 49 49
Series 2009-66, Class UF, 4.75% (TSFR1M+111bps), 8/16/39(b) ................. 50 50
Series 2009-92, Class FJ, 4.43% (TSFR1M+79bps), 10/16/39(b) ................. 35 35
209,323

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Agency CMO Other (0.0%):(i)
Federal National Mortgage Association .......................................
Series 2005-W3, Class 3A, 4.82%, 4/25/45 , Callable 7/25/26 @ 100(d) ............ $ 17 $ 18
Series 2005-W4, Class 3A, 5.56%, 6/25/45, Callable 1/25/27 @ 100(d) ............ 18 18
36
Commercial MBS (4.1%):
BAY Trust, Series 2026-MDWS, Class A, 5.24% (TSFR1M+164bps), 6/15/41(a)(b) (h) ..... 23,910 23,820
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, 4.97% (TSFR1M+134bps),
3/15/41(a)(b)(h) .................................................... 20,761 20,780
BX Commercial Mortgage Trust ............................................
Series 2021-21M, Class A, 4.47% (TSFR1M+84bps), 10/15/36(a)(b) (h) ............ 646 646
Series 2024-AIRC, Class A, 5.32% (TSFR1M+169bps), 8/15/41(a)(b)(h) ........... 11,795 11,839
Series 2024-SLCT, Class A, 4.95% (TSFR1M+132bps), 1/15/42(a)(b)(h) ........... 12,960 12,936
Series 2024-SLCT, Class E, 7.02% (TSFR1M+ 339bps), 1/15/42(a)(b)(h) ........... 5,080 5,093
BX Trust, Series 2026-PNDA, Class A, 4.93% (TSFR1M+130bps), 5/15/43(a)(b)(h) ....... 9,460 9,481
BXP Trust, Series 2017-CQHP, Class B, 4.77% (TSFR1M+115bps), 11/15/34(a)(b)(h) ..... 8,000 7,491
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class B, 4.89% (TSFR1M+126bps),
6/15/31, Callable 7/15/26 @ 100(a)(b)(h) .................................. 2,171 2,165
CLNY Trust, Series 2019-IKPR, Class B, 5.46% (TSFR1M+184bps), 11/15/38(a)(b)(h) .... 7,500 7,397
COMM Mortgage Trust, Series 2024-WCL1, Class A, 5.47% (TSFR1M+184bps), 6/15/41(a)
(b)(h) ........................................................... 14,000 13,996
EQUS Mortgage Trust, Series 2021-EQAZ, Class A, 4.65% (TSFR1M+102bps), 10/15/38,
Callable 10/15/26 @ 100(a)(b)(h) ....................................... 9,137 9,134
GS Mortgage Securities Corp. Trust ..........................................
Series 2018-TWR, Class A, 4.82% (TSFR1M+120bps), 7/15/31(a)(b)(h) ........... 6,720 6,149
Series 2020-DUNE, Class A, 4.99% (TSFR1M+136bps), 12/15/36(a)(b)(h) ......... 5,974 5,968
Series 2020-DUNE, Class E, 6.39% (TSFR1M+276bps), 12/15/36(a)(b)(h) ......... 4,000 3,808
HIH Trust, Series 2024-61P, Class A, 5.47% (TSFR1M+184bps), 10/15/41(a)(b)(h) ........ 8,575 8,597
Hilt Commercial Mortgage Trust ............................................
Series 2024-ORL, Class A, 5.17% (TSFR1M+154bps), 5/15/37(a)(b)(h) ............ 3,980 3,983
Series 2024-ORL, Class B, 5.57% (TSFR1M+194bps), 5/15/37(a)(b)(h) ............ 5,470 5,473
HTL Commercial Mortgage Trust ...........................................
Series 2024-T53, Class C, 7.32%, 5/10/39(a)(d)(h) ........................... 1,000 1,006
Series 2024-T53, Class D, 8.47%, 5/10/39(a)(d)(h) ........................... 4,515 4,563
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, 5.47% (TSFR1M+184bps),
9/15/41(a)(b)(h) .................................................... 7,255 7,264
J.P. Morgan Chase Commercial Mortgage Securities Trust ..........................
Series 2018-WPT, Class CFL, 5.50% (TSFR1M+189bps), 7/5/33(a)(b)(h) .......... 4,000 2,720
Series 2019-BKWD, Class C, 5.84% (TSFR1M+221bps), 9/15/29(a)(b)(h) .......... 3,600 3,204
Series 2019-MFP, Class E, 5.83% (TSFR1M+221bps), 7/15/36(a)(b)(h) ............ 4,226 2,641
Series 2024-OMNI, Class B, 5.99%, 10/5/39(a)(d)(h) ......................... 2,200 2,202
KIND Trust, Series 2021-KIND, Class A, 4.69% (TSFR1M+106bps), 8/15/38(a)(b)(h) ..... 9,917 9,902
KSL Commercial Mortgage Trust, Series 2026-HT3, Class A, 5.10% (TSFR1M+150bps),
6/15/43(a)(b)(h) .................................................... 4,080 4,085
MCR Mortgage Trust ....................................................
Series 2024-HF1, Class A, 5.42% (TSFR1M+179bps), 12/15/41(a)(b)(h) ........... 3,682 3,686
Series 2024-HTL, Class B, 6.03% (TSFR1M+241bps), 2/15/37(a)(b)(h) ............ 5,582 5,584
Series 2024-TWA, Class A, 5.92%, 6/12/39(a)(h) ............................ 4,330 4,343
MHP Commercial Mortgage Trust, Series 2025-MHIL2, Class A, 5.13% (TSFR1M+150bps),
9/15/40(a)(b)(h) .................................................... 11,480 11,487
MLTI Trust, Series 2026-MLTI, Class A2, 5.27% (TSFR1M+165bps), 6/15/31(a)(b)(h) ..... 5,000 5,003
Morgan Stanley Capital I Trust, Series 2018-BOP, Class B, 4.92% (TSFR1M+130bps),
8/15/33(a)(b)(h) .................................................... 7,980 5,246
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 5.51%
(TSFR1M+188bps), 7/15/36(a)(b)(h) ..................................... 3,490 3,316
PRM Trust, Series 2025-PRM6, Class E, 6.80%, 7/5/33(a)(d)(h) ..................... 4,350 4,341
SHR Trust, Series 2024-LXRY, Class A, 5.58% (TSFR1M+195bps), 10/15/41(a)(b)(h) ..... 18,840 18,864
SKY Trust, Series 2025-LINE, Class A, 6.21% (TSFR1M+259bps), 4/15/42(a)(b) ......... 8,033 8,076
SREIT Trust, Series 2021-MFP2, Class A, 4.56% ( TSFR1M+94bps), 11/15/36(a)(b)(h) ..... 15,900 15,895
THPT Mortgage Trust ...................................................
Series 2023-THL, Class A, 7.23%, 12/10/34(a)(d)(h) ......................... 5,431 5,448
Series 2023-THL, Class B, 7.92%, 12/10/34(a)(d)(h) ......................... 4,150 4,159
TX Trust, Series 2024-HOU, Class A, 5.22% (TSFR1M+159bps), 6/15/39(a)(b)(h) ........ 6,000 5,993

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Velocity Commercial Capital Loan Trust ......................................
Series 2023-1, Class A, 6.47%, 1/25/53, Callable 7/25/31 @ 100(a)(d) ............. $ 1,312 $ 1,325
Series 2024-1, Class A, 6.55%, 1/25/54, Callable 5/25/35 @ 100(a)(d) ............. 2,859 2,893
Series 2024-2, Class A, 6.58%, 4/25/54, Callable 3/25/29 @ 100(a)(d) ............. 2,355 2,382
Series 2026-1, Class A, 5.10%, 2/25/56, Callable 2/25/29 @ 100(a)(d) ............. 5,303 5,226
Series 2026-2, Class A, 5.45%, 5/25/56(a)(d) ............................... 9,425 9,432
Wells Fargo Commercial Mortgage Trust, Series 2026-1250B, Class A, 4.83%, 3/10/41(a)(d)(h) 3,740 3,692
XCAL Mortgage Trust, Series 2019-1, Class A, 7.48% ( TSFR1M+386bps), 11/6/23(a)(b)(c)(f)
(h) ............................................................. 8,715 610
323,344
Private CMO Floating (6.7%):
660 SRT I LLC, Series 2026-MTG1, Class M1, 5.61% (SOFR30A+200bps), 10/25/55, Callable
6/25/31 @ 100(a)(b) ................................................. 4,857 4,857
Bellemeade Re Ltd., Series 2025-1, Class M1A, 5.18% (SOFR30A+155bps), 10/25/35,
Callable 8/25/28 @ 100(a)(b) .......................................... 1,171 1,171
Chase Mortgage Finance Corp. .............................................
Series 2021-CL1, Class M1, 4.83% (SOFR30A+120bps), 2/25/50, Callable 10/25/38 @
100 (a)(b) ......................................................... 5,882 5,812
Series 2021-CL1, Class M2, 4.98% (SOFR30A+135bps), 2/25/50, Callable 10/25/38 @
100(a)(b) ......................................................... 1,522 1,494
Series 2021-CL1, Class M3, 5.18% (SOFR30A+155bps), 2/25/50, Callable 10/25/38 @
100(a)(b) ......................................................... 877 860
Connecticut Avenue Securities Trust .........................................
Series 2022-R01, Class 1M1, 4.63% (SOFR30A+100bps), 12/25/41, Callable 12/25/26 @
100(a)(b) ......................................................... 263 263
Series 2022-R02, Class 2M2, 6.63% (SOFR30A+300bps), 1/25/42, Callable 1/25/27 @
100(a)(b) ......................................................... 12,808 12,941
Series 2022-R09, Class 2M1, 6.13% (SOFR30A+250bps), 9/25/42, Callable 9/25/27 @
100(a)(b) ......................................................... 859 865
Series 2023-R03, Class 2M1, 6.13% (SOFR30A+250bps), 4/25/43, Callable 4/25/28 @
100(a)(b) ......................................................... 879 885
Series 2023-R06, Class 1M1, 5.33% (SOFR30A+170bps), 7/25/43, Callable 7/25/28 @
100(a)(b) ......................................................... 1,328 1,331
Series 2023-R07, Class 2M1, 5.58% (SOFR30A+195bps), 9/25/43, Callable 9/25/28 @
100(a)(b) ......................................................... 285 286
Series 2024-R01, Class 1M1, 4.68% (SOFR30A+105bps), 1/25/44, Callable 1/25/29 @
100(a)(b) ......................................................... 1,134 1,134
Series 2024-R02, Class 1M1, 4.73% (SOFR30A+110bps), 2/25/44, Callable 2/25/29 @
100(a)(b) ......................................................... 604 604
Series 2024-R03, Class 2M1, 4.78% (SOFR30A+115 bps), 3/25/44, Callable 3/25/29 @
100(a)(b) ......................................................... 2,268 2,268
Series 2024-R03, Class 2M2, 5.58% (SOFR30A+195bps), 3/25/44, Callable 3/25/29 @
100(a)(b) ......................................................... 10,370 10,446
Series 2024-R04, Class 1A1, 4.63% (SOFR30A+100bps), 5/25/44 , Callable 5/25/29 @
100(a)(b) ......................................................... 19,834 19,846
Series 2024-R05, Class 2A1, 4.63% (SOFR30A+100bps), 7/25/44, Callable 7/25/29 @
100(a)(b) ......................................................... 16,147 16,167
Series 2024-R06, Class 1A1, 4.78% (SOFR30A+115bps), 9/25/44, Callable 9/25/29 @
100(a)(b) ......................................................... 6,845 6,862
Series 2025-R01, Class 1A1, 4.58% (SOFR30A+95bps), 1/25/45, Callable 1/25/30 @
100(a)(b) ......................................................... 9,893 9,899
Series 2025-R01, Class 1M1, 4.73% (SOFR30A+110bps), 1/25/45, Callable 1/25/30 @
100(a)(b) ......................................................... 4,813 4,814
Series 2025-R02, Class 1A1, 4.63% (SOFR30A+100bps), 2/25/45, Callable 2/25/30 @
100(a)(b) ......................................................... 38 38
Series 2025-R02, Class 1M1, 4.78% (SOFR30A+115bps), 2/25/45, Callable 2/25/30 @
100(a)(b) ......................................................... 1,630 1,630
Series 2025-R03, Class 2A1, 5.08% (SOFR30A+145bps), 3/25/45, Callable 3/25/30 @
100(a)(b) ......................................................... 3,554 3,571
Series 2025-R04, Class 1M1, 4.83% (SOFR30A+120bps), 5/25/45, Callable 5/25/30 @
100(a)(b) ......................................................... 2,416 2,417

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-R05, Class 2A1, 4.63% (SOFR30A+100bps), 7/25/45, Callable 7/25/30 @
100(a)(b) ......................................................... $ 6,229 $ 6,238
Series 2025-R05, Class 2M1, 4.83% (SOFR30A+120bps), 7/25/45, Callable 7/25/30 @
100(a)(b) ......................................................... 8,774 8,782
Series 2025-R06, Class 1A1, 4.53% (SOFR30A+90bps), 9/25/45, Callable 9/25/30 @
100(a)(b) ......................................................... 6,088 6,092
Series 2025-R06, Class 1M1, 4.58% (SOFR30A+95bps), 9/25/45, Callable 9/25/30 @
100(a)(b) ......................................................... 6,598 6,594
Series 2026-R03, Class 2A1, 4.73% (SOFR30A+110bps), 4/25/46, Callable 4/25/31 @
100(a)(b) ......................................................... 13,990 14,027
Series 2026-R03, Class 2M1, 4.88% (SOFR30A+125bps), 4/25/46, Callable 4/25/31 @
100(a)(b) ......................................................... 25,781 25,808
Eagle RE Ltd. .........................................................
Series 2021-2, Class M1C, 7.08% (SOFR30A+345bps), 4/25/34, Callable 2/25/27 @
100(a)(b) ......................................................... 91 91
Series 2023-1, Class M1B, 7.58% (SOFR30A+395bps), 9/26/33, Callable 9/25/28 @
100(a)(b) ......................................................... 6,638 6,773
Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M2C, 6.59%
(SOFR30A+296bps), 11/25/29, Callable 5/25/27 @ 100(b) ..................... 7,265 7,368
Federal Home Loan Mortgage Corporation .....................................
Series 2023-HQA3, Class M1, 5.48% (SOFR30A+185bps), 11/25/43, Callable 11/25/28
@ 100(a)(b) ....................................................... 5,159 5,184
Series 2024-DNA1, Class A1, 4.98% (SOFR30A+135bps), 2/25/44, Callable 2/25/29 @
100(a)(b) ......................................................... 1,269 1,274
Series 2026-DNA2, Class M1, 4.83% (SOFR30A+120bps), 3/25/46, Callable 3/25/31 @
100(a)(b) ......................................................... 20,375 20,390
Federal Home Loan Mortgage Corporation MSCR Trust, Series 2021-MN1, Class M1, 5.63%
(SOFR30A+200bps), 1/25/51, Callable 1/25/29 @ 100(a)(b) .................... 141 141
Federal Home Loan Mortgage Corporation REMICs ..............................
Series 2025-HQA1, Class A1, 4.58% (SOFR30A+95bps), 2/25/45, Callable 2/25/30 @
100(a)(b) ......................................................... 7,181 7,187
Series 2025-HQA1, Class M1, 4.78% (SOFR30A+115bps), 2/25/45, Callable 2/25/30 @
100(a) (b) ......................................................... 22,897 22,901
Federal Home Loan Mortgage Corporation STACR REMIC Trust ....................
Series 2021-DNA5, Class M2, 5.28% (SOFR30A+165bps), 1/25/34(a)(b) .......... 1,183 1,185
Series 2021-DNA6, Class M2, 5.13% (SOFR30A+150bps), 10/25/41 , Callable 10/25/26
@ 100(a)(b) ....................................................... 2,243 2,245
Series 2021-DNA7, Class M1, 4.48% (SOFR30A+85bps), 11/25/41, Callable 11/25/26 @
100(a)(b) ......................................................... 110 110
Series 2022-DNA1, Class M2, 6.13% (SOFR30A+250bps), 1/25/42, Callable 1/25/27 @
100(a) (b) ......................................................... 13,000 13,110
Series 2022-DNA4, Class M1A, 5.83% (SOFR30A+220bps), 5/25/42, Callable 5/25/27
@ 100(a)(b) ....................................................... 5,156 5,182
Series 2022-DNA6, Class M1A, 5.78% (SOFR30A+215bps), 9/25/42, Callable 9/25/27
@ 100(a)(b) ....................................................... 219 219
Series 2023-HQA1, Class M1A, 5.63% (SOFR30A+200bps), 5/25/43, Callable 5/25/28
@ 100(a)(b) ....................................................... 841 847
Series 2023-HQA2, Class M1A, 5.63% (SOFR30A+200bps), 6/25/43, Callable 6/25/28
@ 100(a)(b) ....................................................... 792 792
Series 2024-DNA1, Class M1, 4.98% (SOFR30A+135bps), 2/25/44, Callable 2/25/29 @
100(a)(b) ......................................................... 868 869
Series 2024-DNA3, Class A1, 4.68% (SOFR30A+105bps), 10/25/44, Callable 10/25/29
@ 100(a)(b) ....................................................... 11,003 11,020
Series 2024-HQA2, Class A1, 4.88% (SOFR30A+125bps), 8/25/44, Callable 8/25/29 @
100(a)(b) ......................................................... 18,766 18,841
Series 2024-HQA2, Class M1, 4.83% (SOFR30A+120bps), 8/25/44, Callable 8/25/29 @
100(a)(b) ......................................................... 5,023 5,025
Series 2025-DNA1, Class A1, 4.58% (SOFR30A+95bps), 1/25/45, Callable 1/25/30 @
100(a)(b) ......................................................... 13,586 13,597
Series 2025-DNA1, Class M1, 4.68% (SOFR30A+105bps), 1/25/45, Callable 1/25/30 @
100(a)(b) ......................................................... 5,802 5,802
Series 2025-DNA4, Class A1, 4.53% (SOFR30A+90bps), 10/25/45, Callable 10/25/30 @
100(a)(b) ......................................................... 19,124 19,129

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-DNA4, Class M1, 4.73% (SOFR30A+110bps), 10/25/45, Callable 10/25/30
@ 100(a)(b) ....................................................... $ 20,205 $ 20,214
Series 2026-HQA1, Class A1, 4.63% (SOFR30A+100bps), 5/25/46 , Callable 5/25/31 @
100(a)(b) ......................................................... 6,035 6,045
Series 2026-HQA1, Class M1, 4.88% (SOFR30A+125bps), 5/25/46, Callable 5/25/31 @
100(a)(b) ......................................................... 4,265 4,270
Federal National Mortgage Association .......................................
Series 2026-R01, Class 2A1, 4.48% ( SOFR30A+85bps), 1/25/46, Callable 1/25/31 @
100(a)(b) ......................................................... 10,625 10,620
Series 2026-R01, Class 2M1, 4.63% (SOFR30A+100bps), 1/25/46, Callable 1/25/31 @
100(a)(b) ......................................................... 21,278 21,270
Series 2026-R02, Class 1A1, 4.58% (SOFR30A+95bps), 2/25/46, Callable 2/25/31 @
100(a)(b) ......................................................... 12,000 12,010
Freddie Mac STACR Debt Notes ............................................
Series 2017-HQA2, Class M2B, 6.39% (SOFR30A+276bps), 12/25/29, Callable 6/25/27
@ 100(b) ......................................................... 3,862 3,913
Series 2017-HRP1, Class M2, 6.19% ( SOFR30A+256bps), 12/25/42, Callable 5/25/30 @
100(b) ........................................................... 635 637
Freddie Mac STACR REMIC Trust ..........................................
Series 2023-DNA1, Class M1A, 5.73% (SOFR30A+210bps), 3/25/43, Callable 3/25/28
@ 100(a)(b) ....................................................... 4,258 4,306
Series 2023-HQA3, Class A1, 5.48% (SOFR30A+185bps), 11/25/43, Callable 11/25/28
@ 100(a)(b) ....................................................... 16,181 16,260
Series 2024-DNA2, Class A1, 4.88% (SOFR30A+125bps), 5/25/44, Callable 5/25/29 @
100(a)(b) ......................................................... 12,074 12,114
Series 2024-DNA2, Class M1, 4.83% ( SOFR30A+120bps), 5/25/44, Callable 5/25/29 @
100(a)(b) ......................................................... 6,151 6,156
Series 2024-HQA1, Class A1, 4.88% (SOFR30A+125bps), 3/25/44, Callable 3/25/29 @
100(a)(b) ......................................................... 22,856 22,929
Home Re Ltd. .........................................................
Series 2026-1, Class M1A, 4.83% ( SOFR30A+120bps), 1/25/36, Callable 10/25/28 @
100(a)(b) ......................................................... 3,865 3,865
Series 2026-1, Class M1B, 5.78% (SOFR30A+215bps), 1/25/36, Callable 10/25/28 @
100(a)(b) ......................................................... 10,340 10,369
JP Morgan Mortgage Trust ................................................
Series 2018-7FRB, Class A2, 4.51% (TSFR1M+86bps), 4/25/46, Callable 11/25/29 @
100(a)(b) ......................................................... 4,510 4,470
Series 2018-7FRB, Class A3, 4.51% (TSFR1M+86bps), 4/25/46, Callable 11/25/29 @
100(a)(b) ......................................................... 739 719
JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 4.26% (TSFR1M+61bps),
5/25/33, Callable 7/25/26 @ 100(a)(b) .................................... 400 396
JPMorgan Chase Bank NA ................................................
Series 2019-CL1, Class M1, 5.11% (TSFR1M+146bps), 4/25/47, Callable 3/25/31 @
100(a) (b) ......................................................... 2,513 2,532
Series 2021-CL1, Class M1, 4.93% (SOFR30A+130bps), 3/25/51, Callable 11/25/36 @
100(a)(b) ......................................................... 5,476 5,466
Merrill Lynch Mortgage Investors Trust .......................................
Series 2003-H, Class A1, 4.40% (TSFR1M+75bps), 1/25/29 , Callable 7/25/26 @ 100(b) 141 122
Series 2004-B, Class A2, 4.67% (TSFR6M+97bps), 5/25/29, Callable 7/25/26 @ 100(b) 58 57
Series 2004-C, Class A2B, 5.31% (TSFR6M+143bps), 7/25/29, Callable 7/25/26 @
100(b) ........................................................... 4 4
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 5.26% (TSFR1M+161bps),
6/25/57, Callable 12/25/30 @ 100(a)(b) ................................... 3,945 4,011
Oaktown Re VII Ltd., Series 2021-2, Class M1B, 6.53% (SOFR30A+290bps), 4/25/34,
Callable 10/25/26 @ 100(a)(b) ......................................... 851 854
Radnor Re Ltd. ........................................................
Series 2021-1, Class M2, 6.78% (SOFR30A+315bps), 12/27/33, Callable 7/25/26 @
100(a)(b) ......................................................... 282 282
Series 2021-2, Class M1B, 7.33% (SOFR30A+370bps), 11/25/31, Callable 8/25/27 @
100(a)(b) ......................................................... 809 813
Series 2023-1, Class M1A, 6.33% (SOFR30A+270bps), 7/25/33, Callable 7/25/28 @
100(a)(b) ......................................................... 2 2

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
RESI Finance LP, Series 2003-CB1, Class B3, 5.19% (TSFR1M+156bps), 6/10/35, Callable
7/10/26 @ 102(a)(b) ................................................. $ 593 $ 511
STACR Trust, Series 2018-HRP1, Class B1, 7.49% (SOFR30A+386bps), 4/25/43, Callable
5/25/28 @ 100(a)(b) ................................................. 3,485 3,574
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, 4.76% (TSFR1M+111bps), 10/25/48,
Callable 1/25/29 @ 100(a)(b) .......................................... 511 511
Triangle Re Ltd., Series 2023-1, Class M1A, 7.03% (SOFR30A+340bps), 11/25/33, Callable
8/25/28 @ 100(a)(b) ................................................. 2,205 2,213
528,799
Private CMO Other (1.6%):
Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 4.93%, 6/25/30, Callable
7/25/26 @ 100(d) ................................................... 2 2
Cascade Funding Mortgage Trust ...........................................
Series 2025-HB16, Class A, 3.00%, 3/25/35(a)(d) ............................ 5,569 5,512
Series 2025-HB16, Class M3, 3.00%, 3/25/35, Callable 9/25/27 @ 100(a)(d) ........ 2,900 2,790
CFMT LLC ...........................................................
Series 2024-HB14, Class A, 3.00%, 6/25/34, Callable 6/25/27 @ 100(a)(d) .......... 9,106 9,005
Series 2024-HB14, Class M1, 3.00%, 6/25/34, Callable 6/25/27 @ 100(a)(d) ........ 3,950 3,856
Series 2024-HB15, Class A, 4.00%, 8/25/34(a)(d) ............................ 3,135 3,123
CLIP Trust, Series 2026-NQM1, Class A1, 5.22%, 5/25/71, Callable 4/25/29 @ 100(a)(d) ... 10,630 10,568
Federal Home Loan Mortgage Corporation .....................................
Series 2018-1, Class M, 4.75%, 5/25/57, Callable 5/25/41 @ 100(d) ............... 2,101 2,060
Series 2019-3, Class M, 4.75%, 10/25/58, Callable 3/25/44 @ 100(d) .............. 1,876 1,847
Series 2026-DNA1, Class A1, 4.48% (SOFR30A+85bps), 2/25/46, Callable 1/25/31 @
100(a)(b) ......................................................... 22,491 22,479
Series 2026-DNA1, Class M1, 4.63% (SOFR30A+100bps), 2/25/46, Callable 1/25/31 @
100(a)(b) ......................................................... 19,108 19,102
IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43(a) ........... 2,140 2,063
JP Morgan Mortgage Trust ................................................
Series 2014-IVR3, Class B4, 5.78%, 9/25/44, Callable 7/25/26 @ 100(a)(d) ......... 783 780
Series 2018-7FRB, Class B1, 5 .11%, 4/25/46, Callable 11/25/29 @ 100(a)(d) ........ 5,404 5,398
Series 2018-7FRB, Class B2, 5.11%, 4/25/46, Callable 11/25/29 @ 100(a)(d) ........ 5,110 5,085
JP Morgan Seasoned Mortgage Trust .........................................
Series 2014-1, Class B1, 4.28%, 5/25/33 , Callable 7/25/26 @ 100(a)(d) ............ 284 283
Series 2014-1, Class B2, 4.28%, 5/25/33, Callable 7/25/26 @ 100(a)(d) ............ 265 263
Series 2014-1, Class B3, 4.28%, 5/25/33, Callable 7/25/26 @ 100(a)(d) ............ 204 203
JP Morgan Trust, Series 2015-1, Class 1A14, 5.08%, 12/25/44, Callable 7/25/26 @ 100(a)(d) 61 60
Merrill Lynch Mortgage Investors Trust .......................................
Series 2003-G, Class A3, 5.87%, 1/25/29, Callable 7/25/26 @ 100(d) .............. 2 2
Series 2004-D, Class A3, 5.73%, 9/25/29, Callable 7/25/26 @ 100(d) .............. 7 7
Morgan Stanley Residential Mortgage Loan Trust ................................
Series 2014-1A, Class B4, 5.26%, 6/25/44, Callable 7/25/26 @ 100(a)(d) ........... 2,564 2,534
Series 2024-NQM2, Class B1A, 7.73%, 5/25/69, Callable 5/25/27 @ 100(a)(d) ....... 8,449 8,505
Ocwen Loan Investment Trust ..............................................
Series 2024-HB1, Class A, 3.00%, 2/25/37, Callable 7/25/26 @ 100(a) ............. 1,030 1,021
Series 2024-HB1, Class M1, 3.00%, 2/25/37, Callable 7/25/26 @ 100(a) ........... 2,300 2,264
Series 2024-HB1, Class M2, 3.00%, 2/25/37, Callable 7/25/26 @ 100(a) ........... 1,020 1,002
Onity Loan Investment Trust ...............................................
Series 2024-HB2, Class A, 5.00%, 8/25/37(a)(d) ............................. 2,477 2,476
Series 2026-HB1, Class A, 3.00%, 3/25/39, Callable 3/25/29 @ 100(a)(d) .......... 7,137 6,913
Series 2026-HB2, Class A, 3.00%, 5/25/39(a)(d) ............................. 5,000 4,892
Series 2026-HB2, Class M2, 3.00%, 5/25/39(a)(d) ........................... 2,500 2,308
126,403
Total Collateralized Mortgage Obligations (Cost $1,201,106)
a
a
a
1,187,905
Senior Secured Loans (1.9%)
Communication Services (0.1%):
Dotdash Meredith, Inc., Term B-2 Loan, 7.12% (SOFR01M+350bps), 6/7/32(b) .......... 541 512
Houghton Mifflin Harcourt Co., Term B Loan, First Lien, 9.01% (SOFR03M+535bps),
4/7/29(b) ......................................................... 963 760
Level 3 Financing, Inc.,Term B-5 Refinancing Loan, 6.39% (SOFR01M+275bps), 3/29/32(b) 1,139 1,141

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Windstream Services LLC, 2025 Term Loan, First Lien, 7.64% (SOFR01M+400bps),
9/25/32(b) ........................................................ $ 945 $ 952
3,365
Consumer Discretionary (0.3%):
American Axle & Manufacturing, Inc., Tranche C Term Loan, First Lien, 6.92%
(SOFR03M+325bps), 9/20/32(b) ........................................ 1,407 1,410
American Axle & Manufacturing, Inc., Tranche C Term Loan, First Lien, 6.87%
(SOFR01M+325bps)(b) .............................................. 913 915
Caesars Entertainment, Inc., Incremental Term B-1 Loan, 5.89% (SOFR01M+225bps),
2/6/31(b) ......................................................... 2,488 2,391
Charter Communications Operating LLC, Term Loan B-5, First Lien, 5.94%
(SOFR03M+225bps), 12/15/31(b) ....................................... 2,850 2,815
Churchill Downs, Inc., 2021 Incremental Term B Loan, First Lien, 5.39%
(SOFR01M+175bps), 3/17/28(b) ........................................ 474 475
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 7.76%
(SOFR01M+400bps), 8/23/28(b) ........................................ 245 246
DK Crown Holdings, Inc., Term B Loans, First Lien, 5.37% (SOFR01M+175bps), 3/4/32(b) . 3,311 3,308
Flutter Financing BV, Third Incremental Term B Loans, First Lien, 5.73%
(SOFR03M+200bps), 6/4/32(b) ......................................... 568 566
Great Outdoors Group LLC, Term Loan B, First Lien, 6.89% (SOFR01M+325bps), 3/5/32(b) 2,058 2,066
Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loan, First Lien, 5.64%
(SOFR01M+200bps), 1/17/31(b) ........................................ 980 979
Live Nation Entertainment, Inc., Initial Term B Loan, 5.64% (SOFR01M+200bps), 10/19/32(b) 960 962
Marriott Ownership Resorts, Inc., 2024 Incremental Term Loan, First Lien, 5.89%
(SOFR01M+225bps), 4/1/31(b) ......................................... 980 983
Petco Health and Wellness Company, Inc., 2026 Term Loan, First Lien, 7.98%
(SOFR03M+425bps), 1/22/31(b) ........................................ 902 891
PetSmart LLC, Term Loan B, First Lien, 7.65% (SOFR01M+400bps), 8/9/32(b) .......... 1,716 1,717
Valvoline, Inc., Term B Loan, 3/19/32(j) ...................................... 998 1,000
20,724
Consumer Staples (0.1%):
Energizer Holdings, Inc., Initial Term Loan, 5.64% (SOFR01M+200bps), 3/19/32(b) ....... 1,745 1,744
Froneri International Ltd., Facility B6, First Lien, 6.13% (SOFR06M+250bps), 7/16/32(b) ... 1,746 1,735
Jupiter Buyer, Inc., Initial Term Loan, 7.73% (SOFR03M+400bps), 11/3/31(b) ........... 506 508
Primo Brands Corp., 6.48% (SOFR03M+275bps), 3/19/31(b) ....................... 978 983
4,970
Energy (0.1%):
Bayonne Energy Center LLC, Term B Advance, 6.73% (SOFR03M+300bps), 9/22/32(b) .... 1,957 1,967
Buckeye Partners LP, 2025 Tranche B-7 Term Loan, 5.39% (SOFR01M+175bps), 11/22/32(b) 2,057 2,066
Hilcorp Energy I LP, Initial Loan, First Lien, 5.39% (SOFR01M+175bps), 2/5/30(b) ....... 2,002 2,003
6,036
Financials (0.7%):
Ahead DB Holdings LLC, Term B-5 Loan, First Lien, 6.23% (SOFR03M+250bps), 2/3/31(b) 1,713 1,683
Allspring Buyer LLC, 2024 Specified Refinancing Term Loan, First Lien, 6.75%
(SOFR03M+300bps), 11/1/30(b) ........................................ 742 745
Asurion LLC, New B-12 Term Loan, First Lien, 7.91% (SOFR03M+425bps), 9/19/30(b) ... 1,135 1,124
Asurion LLC, New Term B-14 Term Loan, First Lien, 7.41% (SOFR01M+375bps), 2/23/33(b) 2,569 2,436
AthenaHealth Group, Inc., Initial Term Loan, 6.39% (SOFR01M+275bps), 2/15/29(b) ...... 455 455
Avolon TLB Borrower 1 US LLC, Term B-6 Loan, 5.39% (SOFR01M+175bps), 6/24/30(b) . 1,192 1,193
Carriage Purchaser, Inc., Term B Loan, 7.14% (SOFR01M+350bps), 9/29/28(b) .......... 1,430 1,437
Citadel Securities Global Holdings LLC, 2026 Term Loans, 5.66% (SOFR03M+200bps),
6/10/33(b) ........................................................ 1,418 1,417
Directv Financing LLC, 2024 Refinancing Term B Loan, First Lien, 9.18%
(SOFR03M+551bps), 8/2/29(b) ......................................... 616 620
Eastern Power LLC, Term Loan, 8.39% (SOFR01M+475bps), 4/3/28(b) ................ 785 790
First Advantage Holdings LLC, Term Loan B, First Lien, 6.48% (SOFR03M+275bps),
10/31/31(b) ....................................................... 2,649 2,617
Gloves Buyer, Inc., Term Loan, First Lien, 7.64% (SOFR01M+400bps), 1/17/32(b) ....... 2,125 2,131
HIG Finance 2 Limited, 2025-2 Dollar Refinancing Term Loan, 6.39% (SOFR01M+275bps),
2/18/31(b) ........................................................ 2,371 2,226
Hudson River Trading LLC, Term B-2 Loan, 6.14% (SOFR01M+250bps), 3/18/30(b) ...... 1,883 1,873

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Ineos US Finance LLC, 2031 Dollar Term Loan, 6.64% (SOFR01M+300bps), 2/7/31(b) .... $ 1,715 $ 1,528
Innio North America Holding, Inc., 5.15% (SOFR03M+150bps), 11/2/31(b) ............. 2,000 1,997
Inspired Finco Holdings Ltd., Facility B7 Loan, 6.41% (SOFR03M+275bps), 2/28/31(b) .... 1,083 1,086
ION Platform Finance US, Inc., Initial Dollar Term Loan, First Lien, 7.48%
(SOFR03M+375bps), 9/30/32(b) ........................................ 1,935 1,405
Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan,
5.64% (SOFR01M+200bps), 1/31/31(b) ................................... 1,008 1,008
Jane Street Group LLC, Seventh Amendment Extended Term Loan, 5.67%
(SOFR03M+200bps), 12/15/31(b) ....................................... 3,940 3,909
Jefferies Finance LLC, Initial Term Loan, First Lien, 6.39% (SOFR01M+275bps), 10/21/31(b) 1,702 1,702
Knife River, 2026 Tranche B Term, 5.40% (SOFR03M+175bps), 3/8/32(b) .............. 1,477 1,482
LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, First Lien, 6.14%
(SOFR01M+250bps), 4/14/31(b) ........................................ 1,724 1,725
Lightning Power LLC, Initial Term B Loan, 5.64% (SOFR01M+200bps), 8/18/31(b) ....... 2,955 2,962
Long Ridge Energy LLC, Term Loan B, First Lien, 8.23% (SOFR03M+450bps), 2/19/32(b) . 1,117 1,121
NorthRiver Midstream Finance LP, Initial Term B Loan, First Lien, 5.94%
(SOFR03M+225bps), 8/16/30(b) ........................................ 748 750
Oak-Eagle AcquireCo, Inc., Term Loan B1, 3/24/33(j) ............................. 1,079 1,083
OEP Glass Purchaser LLC, Initial Term Loan, 7.73% (SOFR03M+400bps), 3/2/33(b) ...... 1,365 1,363
Olympus Water US Holding Corporation, Term B-6 Dollar Loan, First Lien, 6.73%
(SOFR03M+300bps), 6/23/31(b) ........................................ 625 625
Outfront Media Capital LLC, Term Loan, 5.40% (SOFR01M+175bps), 9/16/32(b) ........ 1,161 1,162
Padagis LLC, Term B Loans, First Lien, 8.69% (SOFR03M+501bps), 7/6/28(b) .......... 783 743
Scil USA Holdings LLC, Facility B2, 7.65% (SOFR03M+400bps), 10/8/32(b) ........... 2,412 2,412
Sedgwick Claims Management Services, Inc., 2024 Term Loan, First Lien, 6.14%
(SOFR01M+250bps), 2/24/28(b) ........................................ 988 976
Trans Union LLC, 2024 Refinancing Term B-8 Loan, 5.39% (SOFR01M+175bps), 6/24/31(b) 2,687 2,684
Virgin Media Bristol LLC, Facility Q Advance, 6.99% (SOFR01M+336bps), 1/31/29(b) .... 1,025 984
WhiteWater DBR Holdco LLC, Term B-1 Loan, 6.00% (SOFR03M+225bps), 3/3/31(b) .... 1,214 1,219
Windsor Holdings III LLC, 2025 Dollar Refinancing Term B Loan, 6.39%
(SOFR01M+275bps), 8/1/30(b) ......................................... 1,790 1,792
56,465
Health Care (0.1%):
EyeCare Partners LLC, Tranche B Term Loan, 8.34% (SOFR03M+471bps), 11/30/28(b) .... 959 469
Hologic, Inc., USD Initial Term B Loan, First Lien, 5.99% (SOFR03M+225bps), 1/14/33(b) . 1,417 1,388
LifePoint Health, Inc., Term Loan B, First Lien, 7.42% (SOFR03M+375bps), 5/19/31(b) .... 687 678
Lumexa Imaging, Inc.,  Amendment No. 5 Replacement Term Loan, 12/15/32(j) .......... 610 612
Medline Borrower LP, 2030 Refinanced Term Loan, 5.14% (SOFR01M+150bps), 5/31/33(b) . 873 868
Organon & Co., 2024 Refinancing Dollar Term Loan Facility, First Lien, 5.89%
(SOFR01M+225bps), 5/19/31(b) ........................................ 1,973 1,975
Perrigo Investments LLC, 2024 Refinancing Term B Loan, First Lien, 5.64%
(SOFR01M+200bps), 4/20/29(b) ........................................ 1,221 1,219
Phoenix Guarantor, Inc., Tranche B-6, 5.64% (SOFR01M+200bps), 2/21/31(b) ........... 2,655 2,653
Sotera Health Holdings LLC, 2026 Refinancing Term Loan, First Lien, 5.89%
(SOFR01M+225bps), 5/30/31(b) ........................................ 844 846
10,708
Industrials (0.3%):
AAdvantage Loyality IP Ltd,, 2025 Replacement Term Loan, First Lien, 5.93%
(SOFR03M+225bps), 4/20/28(b) ........................................ 1,019 1,014
Allied Universal Holdco LLC, Amendment No. 7 Replacement U.S. Dollar Term Loan, 6.89%
(SOFR01M+325bps), 8/6/32(b) ......................................... 1,144 1,145
Arcosa, Inc., 2025 Refinancing Term Loan, First Lien, 5.64% (SOFR01M+200bps), 6/17/32(b) 1,128 1,131
Cengage Learning, Inc., Existing Term Loan, First Lien, 6.64% (SOFR03M+300bps),
3/24/31(b) ........................................................ 938 930
Cengage Learning, Inc., Existing Term Loan, First Lien, 6.65% (SOFR01M+300bps)(b) .... 554 549
Garda World Security Corp., Fifteenth Additional Term Loan, 6.42% (SOFR03M+275bps),
2/1/29(b) ......................................................... 1,466 1,466
Novae LLC, Tranche B Term Loan, 8.88% (SOFR03M+515bps), 12/22/28(b) ............ 1,436 1,140
OneSky Flight LLC, Initial Term Loans, 6.39% (SOFR01M+275bps), 2/4/33(b) .......... 1,355 1,362
Pitney Bowes, Inc., Tranche B Term Loan 2, 7.48% (SOFR03M+375bps), 3/19/32(b) ...... 2,322 2,325
Prime Security Services Borrower LLC, 2024-1 Refinancing Term B-1 Loan , First Lien,
5.62% (SOFR01M+200bps), 10/15/30(b) .................................. 1,548 1,541

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Prime Security Services Borrower LLC, 2025 Incremental Term B-2 Loan, First Lien, 5.37%
(SOFR01M+175bps), 3/8/32(b) ......................................... $ 673 $ 664
Quikrete Holdings, Inc., Tranche B-3 Term Loan , First Lien, 5.89% (SOFR01M+225bps),
2/10/32(b) ........................................................ 1,975 1,976
TransDigm, Inc., New Tranche K Term Loan, First Lien, 5.89% (SOFR01M+225bps),
3/22/30(b) ........................................................ 1,493 1,494
U.S. Anesthesia Partners, Inc., Initial Term Loan , First Lien, 7.73% (SOFR01M+411bps),
10/2/28(b) ........................................................ 1,286 1,289
Verde Purchaser LLC, Initial Term Loan, First Lien, 7.73% (SOFR03M+400bps), 11/29/30(b) 2,792 2,648
Vestis Corp., Term B-1 Loan, First Lien, 5.92% (SOFR03M+225bps), 2/24/31(b) ......... 620 614
WEX, Inc., Term B-3 Loan, 5.39% (SOFR01M+175 bps), 3/5/32(b) ................... 2,665 2,660
23,948
Information Technology (0.1%):
CACI International, Inc., Tranche B Term Loan, 5.39% (SOFR01M+175bps), 10/30/31(b) ... 1,970 1,972
Coherent Corp., Term B-3 Loan, 5.39% (SOFR01M+175bps), 7/2/29(b) ................ 1,000 1,001
Gen Digital, Inc., Second Amendment Incremental Term B Loan, 5.39% (SOFR01M+175bps),
2/13/32(b) ........................................................ 1,481 1,463
Gen Digital, Inc., Tranche B-1 Term Loan, 5.39% (SOFR01M+175bps), 9/12/29(b) ....... 632 625
MH Sub I LLC, 2024 December New Term Loans, First Lien, 7.89% (SOFR01M+425bps),
12/31/31(b) ....................................................... 816 708
Qnity Electronics, Inc., Initial Term Loan, 5.67% (SOFR03M+200bps), 8/12/32(b) ........ 1,887 1,892
Smartronix LLC, Term Loan, 8.14% (SOFR01M+450bps), 2/9/32(b) .................. 1,354 1,309
SS&C Technologies, Inc., Term B-8 Loan, First Lien, 5.64% (SOFR01M+200bps), 5/9/31(b) . 803 802
9,772
Materials (0.1%):
Koppers, Inc., Term B-2 Loan, 6.15% (SOFR01M+250bps), 4/10/30(b) ................ 485 487
Minerals Technologies Inc., Term B Loan, 5.64% (SOFR01M+200bps), 11/26/31(b) ....... 1,075 1,078
Novelis Holdings, Inc., Initial Term Loan, 5.48% (SOFR03M+175bps), 3/11/32(b) ........ 2,902 2,901
Owens Brockway Glass Container, Inc., Tranche B-1 Term Loan B Facility, First Lien, 6.64%
(SOFR01M+300bps), 9/30/32(b) ........................................ 1,682 1,669
Schweitzer-Mauduit International, Inc., New Term Loan B, 8.14% (SOFR01M+450bps),
3/30/33(b) ........................................................ 1,793 1,798
Solstice Advanced Materials, Inc., Term Loan B, First Lien, 5.41% (SOFR03M+175bps),
10/29/32(b) ....................................................... 1,097 1,102
9,035
Utilities (0.0%):(i)
Alpha Generation LLC, Initial Term B Loan, 5.39% (SOFR01M+175bps), 9/30/31(b) ...... 1,360 1,350
Talen Energy Supply LLC, 2025-1 Incremental Term B Loan, 5.64% (SOFR01M+200bps),
10/12/32(b) ....................................................... 746 742
2,092
Total Senior Secured Loans (Cost $149,030)
a
a
a
147,115
Corporate Bonds (21.8%)
Communication Services (0.3%):
Take-Two Interactive Software, Inc., 3.70%, 4/14/27, Callable 3/14/27 @ 100 ............ 11,600 11,532
T-Mobile US, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100 ........................ 13,223 13,155
24,687
Consumer Discretionary (0.8%):
Daimler Truck Finance North America LLC
4.63% (SOFR+96bps), 9/25/27(a)(b) ..................................... 6,400 6,423
4.47% ( SOFR+84bps), 1/13/28(a)(b) ..................................... 10,000 10,023
General Motors Financial Co., Inc.
4.99% (SOFRINDX+135bps), 5/8/27(b) .................................. 10,200 10,252
4.69% (SOFRINDX+105bps), 7/15/27(b) ................................. 14,060 14,086
4.85% (SOFRINDX+117bps), 4/4/28(b) .................................. 15,400 15,472
HOA RoyaltyCo LLC, 4.72%, 11/22/55, Callable 8/1/26 @ 100(a)(c)(f) ................ 5,165 1,087
Volkswagen Group of America Finance LLC, 4.71% (SOFR+106bps), 8/14/26(a)(b) ....... 4,550 4,554
61,897

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Consumer Staples (0.7%):
BAT Capital Corp.
3.22%, 9/6/26, Callable 7/12/26 @ 100 ................................... $ 14,036 $ 14,010
3.56%, 8/15/27, Callable 5/15/27 @ 100 .................................. 11,209 11,099
Cargill, Inc., 4.25% (SOFR+61bps), 2/11/28(a)(b) ............................... 15,080 15,106
Philip Morris International, Inc., 4.30% (SOFR+66bps), 10/27/28(b) .................. 18,350 18,375
58,590
Energy (0.8%):
Chevron USA, Inc., 4.22% (SOFR+57bps), 8/13/28(b) ............................ 16,740 16,821
Energy Transfer LP
3.90%, 7/15/26 .................................................... 10,339 10,337
6.05%, 12/1/26, Callable 11/1/26 @ 100 .................................. 14,006 14,096
5.55%, 2/15/28, Callable 1/15/28 @ 100 .................................. 8,041 8,148
MPLX LP, 4.13%, 3/1/27, Callable 12/1/26 @ 100 ............................... 4,719 4,708
ONEOK, Inc., 5.55%, 11/1/26, Callable 10/1/26 @ 100 ............................ 4,210 4,223
The Williams Cos., Inc., 3.75%, 6/15/27, Callable 3/15/27 @ 100 .................... 8,200 8,146
66,479
Financials (14.8%):
Ally Financial, Inc., 7.10%, 11/15/27, Callable 10/15/27 @ 100 ...................... 13,700 14,106
American Express Co.
4.57% (SOFR+93bps), 7/26/28, Callable 7/26/27 @ 100(b) ..................... 8,500 8,534
5.04% (SOFR+93bps), 7/26/28, Callable 7/26/27 @ 100(b) ..................... 10,100 10,157
4.45% (SOFR+81bps), 7/20/29 , Callable 7/20/28 @ 100(b) ..................... 24,090 24,211
American Honda Finance Corp.
4.44% (SOFR+77bps), 3/12/27(b) ....................................... 15,670 15,699
4.56% (SOFR+90bps), 9/1/28(b) ........................................ 12,450 12,471
Athene Global Funding
4.50% (SOFRINDX+83bps), 1/7/27(a)(b) ................................. 18,270 18,292
4.88% (SOFRINDX+121bps), 3/25/27(a)(b) ............................... 4,000 4,014
Bank of America Corp.
5.02% (SOFR+135bps), 9/15/27, Callable 9/15/26 @ 100(b) .................... 14,980 15,012
5.93% (SOFR+134bps), 9/15/27 , Callable 9/15/26 @ 100(b) .................... 12,000 12,035
3.82% (TSFR3M+184bps), 1/20/28, Callable 1/20/27 @ 100, MTN(b) ............. 11,700 11,658
4.69% (SOFR+105bps), 2/4/28, Callable 2/4/27 @ 100(b) ...................... 8,300 8,322
4.47% (SOFR+83bps), 1/24/29 , Callable 1/24/28 @ 100(b) ..................... 14,080 14,122
Bank of America NA, 4.67% (SOFR+102bps), 8/18/26, Callable 7/17/26 @ 100(b) ........ 15,450 15,455
BMW US Capital LLC
4.45% (SOFRINDX+78bps), 3/19/27(a)(b) ................................ 7,900 7,923
4.57% ( SOFRINDX+92bps), 8/13/27(a)(b) ................................ 11,890 11,946
Brown & Brown, Inc., 4.60%, 12/23/26 ....................................... 10,450 10,455
Capital One Financial Corp.
3.75%, 3/9/27, Callable 2/9/27 @ 100 .................................... 1,590 1,583
4.93% (SOFR+206bps), 5/10/28 , Callable 5/10/27 @ 100(b) .................... 11,700 11,728
Caterpillar Financial Services Corp.
4.19% (SOFR+52bps), 3/3/28(b) ........................................ 13,000 13,026
4.29% (SOFR+64bps), 8/15/28(b) ....................................... 15,840 15,890
Citibank NA
4.73% (SOFRINDX+106bps), 12/4/26, Callable 11/4/26 @ 100(b) ............... 12,450 12,479
4.17% (SOFR+50bps), 6/18/28, Callable 6/18/27 @ 100(b) ..................... 21,710 21,718
Citigroup, Inc.
4.94% (SOFR+128bps), 2/24/28, Callable 2/24/27 @ 100(b) .................... 4,005 4,023
4.79% ( SOFR+114bps), 5/7/28, Callable 5/7/27 @ 100(b) ...................... 15,270 15,335
4.54% (SOFR+87bps), 3/4/29, Callable 3/4/28 @ 100(b) ....................... 21,300 21,361
CNO Global Funding, 5.88%, 6/4/27(a) ....................................... 11,455 11,584
Equitable America Global Funding, 4.38% (SOFR+71bps), 9/15/27(a)(b) ............... 14,460 14,441
Fidelity National Information Services, Inc., 4.88% (SOFR+121bps), 3/10/29(b) .......... 25,000 25,179
Fifth Third Bancorp, 1.71% (SOFR+69bps), 11/1/27 , Callable 11/1/26 @ 100(b) .......... 6,992 6,924
Fiserv, Inc.
3.20%, 7/1/26 ..................................................... 1,528 1,528
5.15%, 3/15/27, Callable 2/15/27 @ 100 .................................. 10,000 10,037
Goldman Sachs Bank USA, 4.39% (SOFRINDX+72bps), 6/3/29, Callable 6/3/28 @ 100(b) .. 28,255 28,298

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
HOA Funding LLC
8/20/51(f)(g) ...................................................... $ 2,050 $ —
8/20/51(f)(g) ...................................................... 2,050 —
HOA NewCo LLC, 7.43%, 11/22/55, Callable 8/1/26 @ 100(a)(c)(f) .................. 2,067 51
Hyundai Capital America, Inc.
5.13% (SOFR+150bps), 1/8/27(a)(b) ..................................... 8,090 8,127
4.79% (SOFR+112bps), 6/23/27(a)(b) .................................... 21,960 22,067
4.71% (SOFR+104bps), 6/24/27(a)(b) .................................... 5,650 5,677
4.70% (SOFR+103bps), 9/24/27(a)(b) .................................... 12,570 12,619
Jefferies Financial Group, Inc.
4.85%, 1/15/27 .................................................... 8,800 8,807
4.30%, 2/11/27, Callable 8/11/26 @ 100, MTN .............................. 25,040 24,999
JPMorgan Chase & Co.
4.44% (SOFR+77bps), 9/22/27, Callable 9/22/26 @ 100(b) ..................... 14,055 14,066
4.84% (SOFR+120bps), 1/23/28, Callable 1/23/27 @ 100(b) .................... 4,980 5,003
4.56% (SOFR+92bps), 4/22/28, Callable 4/22/27 @ 100(b) ..................... 7,780 7,807
4.98% (SOFR+93bps), 7/22/28, Callable 7/22/27 @ 100(b) ..................... 7,015 7,046
4.44% ( SOFR+80bps), 1/24/29, Callable 1/24/28 @ 100(b) ..................... 17,580 17,642
4.46% (SOFR+82bps), 4/23/30, Callable 4/23/29 @ 100(b) ..................... 16,300 16,336
JPMorgan Chase Bank NA, 4.67% (SOFR+100bps), 12/8/26, Callable 11/8/26 @ 100(b) .... 10,000 10,026
MassMutual Global Funding II
4.41% (SOFR+77bps), 1/29/27(a)(b) ..................................... 3,000 3,008
4.37% (SOFR+74bps), 4/9/27(a)(b) ...................................... 11,972 12,003
4.30% (SOFR+66bps), 1/22/29(a)(b) ..................................... 13,720 13,710
Mastercard, Inc., 4.06% ( SOFRINDX+39bps), 6/8/28(b) ........................... 32,080 32,081
Metropolitan Life Global Funding I
3.45%, 12/18/26(a) .................................................. 10,102 10,073
4.37% (SOFRINDX+70bps), 6/11/27(a)(b) ................................ 9,900 9,926
4.36% (SOFR+70bps), 8/25/28(a)(b) ..................................... 8,900 8,919
Morgan Stanley, 4.66% (SOFR+102bps), 4/13/28, Callable 4/13/27 @ 100(b) ............ 13,480 13,521
Morgan Stanley Bank NA
4.80% (SOFR+117bps), 10/30/26, Callable 9/30/26 @ 100(b) ................... 12,500 12,525
4.72% (SOFR+108bps), 1/14/28 , Callable 1/14/27 @ 100(b) .................... 10,240 10,272
4.53% (SOFR+87bps), 5/26/28, Callable 5/26/27 @ 100(b) ..................... 19,000 19,053
4.97% (SOFR+93bps), 7/14/28, Callable 7/14/27 @ 100(b) ..................... 6,320 6,347
4.53% (SOFR+90bps), 1/12/29 , Callable 1/12/28 @ 100(b) ..................... 6,300 6,319
Morgan Stanley Private Bank NA, 4.45% (SOFR+77bps), 7/6/28, Callable 7/6/27 @ 100(b) . 19,230 19,260
National Rural Utilities Cooperative Finance Corp., 4.07% (SOFRINDX+43bps), 8/9/27(b) .. 11,570 11,571
National Securities Clearing Corp.
4.22% (SOFR+57bps), 5/20/27(a)(b) ..................................... 15,300 15,337
4.10% (SOFR+43bps), 6/9/28(a)(b) ...................................... 9,510 9,521
New York Life Global Funding, 4.30% (SOFR+66bps), 7/25/28(a)(b) ................. 28,290 28,323
Northwestern Mutual Global Funding, 4.32% (SOFR+66bps), 8/25/28(a)(b) ............. 13,420 13,434
Pacific Life Global Funding II
4.49% (SOFR+85bps), 2/5/27(a)(b) ...................................... 16,200 16,248
4.25% (SOFR+58bps), 12/20/27(a)(b) .................................... 13,600 13,620
PNC Bank NA, 4.37% (SOFR+73bps), 7/21/28, Callable 7/21/27 @ 100(b) ............. 6,550 6,563
Principal Life Global Funding II, 4.46% (SOFR+81bps), 8/18/28(a)(b) ................. 10,590 10,607
State Street Corp.
4.28% (SOFR+64bps), 10/22/27, Callable 9/22/27 @ 100(b) .................... 5,380 5,398
4.59% (SOFR+95bps), 4/24/28, Callable 4/24/27 @ 100(b) ..................... 10,995 11,034
The Bank of New York Mellon Corp.
4.35% (SOFRINDX+68bps), 6/9/28, Callable 6/9/27 @ 100(b) .................. 7,080 7,090
4.47% (SOFRINDX+83bps), 7/21/28, Callable 7/21/27 @ 100(b) ................ 17,665 17,724
The Charles Schwab Corp., 4.72% (SOFRINDX+105bps), 3/3/27, Callable 2/3/27 @ 100(b) . 18,000 18,070
The Goldman Sachs Group, Inc.
4.49% (SOFR+82bps), 9/10/27, Callable 9/10/26 @ 100(b) ..................... 4,100 4,103
4.56% (SOFR+92bps), 10/21/27, Callable 10/21/26 @ 100(b) ................... 3,174 3,178
5.68% (TSFR3M+201bps), 10/28/27, Callable 10/28/26 @ 100(b) ................ 10,500 10,553
4.78% (SOFR+112bps), 2/24/28, Callable 2/24/27 @ 100(b) .................... 3,369 3,382

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
The PNC Financial Services Group, Inc.
5.10% (SOFR+80bps), 7/23/27, Callable 7/23/26 @ 100(b) ..................... $ 14,600 $ 14,604
5.30% (SOFR+134bps), 1/21/28, Callable 1/21/27 @ 100(b) .................... 7,700 7,733
4.26% (SOFR+62bps), 1/26/29, Callable 1/26/28 @ 100(b) ..................... 7,160 7,163
4.32% (SOFRINDX+68bps), 10/26/29, Callable 10/26/28 @ 100(b) .............. 16,000 16,000
Toyota Motor Credit Corp.
4.32% (SOFR+65bps), 3/19/27(b) ....................................... 10,500 10,526
4.32% (SOFRINDX+65bps), 3/13/29(b) .................................. 20,300 20,316
Truist Bank, 4.41% (SOFR+77bps), 7/24/28, Callable 7/24/27 @ 100(b) ............... 17,630 17,641
U.S. Bank NA
4.33% (SOFR+69bps), 10/22/27, Callable 10/22/26 @ 100(b) ................... 20,930 20,946
4.31% (SOFR+66bps), 5/20/29 , Callable 5/19/28 @ 100(b) ..................... 16,270 16,270
Wells Fargo & Co.
4.42% (SOFR+78bps), 1/24/28, Callable 1/24/27 @ 100(b) ..................... 8,575 8,589
4.71% (SOFR+107bps), 4/22/28, Callable 4/22/27 @ 100(b) .................... 23,010 23,108
4.55% (SOFR+88 bps), 9/15/29, Callable 9/15/28 @ 100(b) ..................... 13,700 13,747
Wells Fargo Bank NA, 4.70% (SOFR+106bps), 8/7/26, Callable 7/7/26 @ 100(b) ......... 12,760 12,767
1,162,002
Health Care (1.4%):
Augusta SpinCo Corp., 4.32%, 9/23/27 ....................................... 26,355 26,290
Elevance Health, Inc., 4.50%, 10/30/26 ....................................... 12,335 12,351
Eli Lilly & Co., 4.17% (SOFR+53bps), 10/15/28(b) .............................. 20,140 20,184
GE HealthCare Technologies, Inc., 5.65%, 11/15/27, Callable 10/15/27 @ 100 ........... 8,000 8,115
HCA, Inc., 4.53% (SOFR+87bps), 3/1/28, Callable 2/1/28 @ 100(b) .................. 16,000 16,060
Merck & Co., Inc., 4.13% (SOFR+46bps), 9/15/27(b) ............................. 7,000 7,014
Pfizer, Inc., 4.15% (SOFR+50bps), 11/15/27(b) ................................. 6,280 6,294
U.S. Bank NA, 4.56% (SOFR+91bps), 5/15/28, Callable 5/14/27 @ 100(b) ............. 12,000 12,036
108,344
Industrials (1.0%):
Honeywell Aerospace, Inc.
3.90%, 3/16/28(a) .................................................. 20,000 19,798
4.30% (SOFRINDX+63bps), 3/16/29(a)(b) ................................ 7,550 7,553
L3Harris Technologies, Inc., 5.40%, 1/15/27 ................................... 18,126 18,215
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/26, Callable 8/15/26 @ 100(a) ................................ 4,460 4,442
5.35%, 1/12/27, Callable 12/12/26 @ 100(a) ............................... 4,474 4,489
RTX Corp., 3.50%, 3/15/27, Callable 12/15/26 @ 100 ............................. 20,126 20,021
74,518
Information Technology (0.7%):
Amphenol Corp., 4.18% (SOFR+53bps), 11/15/27(b) ............................. 15,060 15,075
ESC Gab, 8/20/51(f)(g) .................................................. 5,300 —
Jabil, Inc., 4.25%, 5/15/27, Callable 4/15/27 @ 100 .............................. 6,600 6,593
Oracle Corp.
4.40% (SOFR+76bps), 8/3/28(b) ........................................ 12,000 11,896
4.75% (SOFRINDX+111bps), 2/4/29(b) ................................... 17,920 17,904
51,468
Materials (0.3%):
Amrize Finance US LLC, 3.50%, 9/22/26, Callable 7/12/26 @ 100 ................... 19,600 19,566
Utilities (1.0%):
Alliant Energy Finance LLC, 5.40%, 6/6/27, Callable 5/6/27 @ 100(a) ................. 5,000 5,034
Constellation Energy Generation LLC
3.90%, 1/8/28 ..................................................... 10,000 9,914
4.23% (SOFR+60bps), 1/8/28(b) ........................................ 6,680 6,685
FirstEnergy Corp., 3.90%, 7/15/27, Callable 4/15/27 @ 100 ......................... 5,490 5,459
KeySpan Gas East Corp., 2.74%, 8/15/26, Callable 8/1/26 @ 100(a) ................... 15,408 15,375
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/27, Callable 2/1/27 @ 100 .................................... 5,000 4,967
4.44% (SOFRINDX+80bps), 2/4/28(b) ................................... 6,645 6,672

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Vistra Operations Co. LLC
5.05%, 12/30/26(a) .................................................. $ 8,500 $ 8,506
3.70%, 1/30/27, Callable 11/30/26 @ 100(a) ................................ 16,400 16,293
78,905
Total Corporate Bonds (Cost $1,703,971)
a
a
a
1,706,456
Insurance-Linked Securities (0.0%)(i)
Event Linked Bonds (0.0%):(i)
Earthquake - California - (0.0%):(i)
Torrey Pines Re
9.59% (JMMMUSTF+604bps), 6/7/27(a)(b)(k) ............................. 500 514
10.66% (JMMMUSTF+711bps), 6/7/27(a)(b)(k) ............................. 250 257
Windstorm - Florida - (0.0%):(i)
Integrity Re, 4.02% (FHMMUSTF+50bps), 6/6/30(a)(b)(k) ......................... 1,107 623
1,394
Reinsurance Sidecars (0.0%):(i)
Multiperil - Worldwide - (0.0%):(i)
Alturas Re
2.80% 7/31/26(f)(k)(l) (m) ............................................. 4,000 112
1.25% 12/31/27(f)(k)(l)(m) ............................................ 421 5
Gleneagles Re, 2022, 12/31/27(f)(k)(l)(n) ...................................... 3,000 —
Thopas Re, 2022, 12/31/27(f)(k)(l)(m) ........................................ 3,500 22
Viribus Re, 2019, 12/31/26(f)(k)(l)(m) ........................................ 2,500 —
139
Total Insurance-Linked Securities (Cost $3,302)
a
a
a
1,533
Yankee Dollars (12.1%)
Energy (0.6%):
Enbridge, Inc.
5.90%, 11/15/26, Callable 10/15/26 @ 100 ................................. 10,000 10,043
5.25%, 4/5/27, Callable 3/5/27 @ 100 .................................... 8,435 8,483
Korea National Oil Corp., 4.34% (SOFR+67bps), 9/29/28(a)(b) ...................... 25,280 25,313
Woodside Finance Ltd., 3.70%, 3/15/28, Callable 12/15/27 @ 100(a) .................. 5,000 4,919
48,758
Financials (11.1%):
ABN AMRO Bank NV, 5.45% (SOFRINDX+178bps), 9/18/27, Callable 9/18/26 @ 100(a)(b) 23,300 23,371
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.10%, 1/15/27, Callable 12/15/26 @ 100 ................................. 11,000 11,081
6.45%, 4/15/27, Callable 3/15/27 @ 100 .................................. 15,500 15,698
Australia & New Zealand Banking Group Ltd.
4.29% (SOFR+62bps), 6/18/28(a)(b) ..................................... 8,607 8,638
4.25% (SOFR+61bps), 1/22/29(a)(b) ..................................... 4,740 4,740
Banco Santander SA
5.05% (SOFR+138bps), 3/14/28, Callable 3/14/27 @ 100(b) .................... 12,000 12,061
4.75% (SOFR+112bps), 7/15/28, Callable 7/15/27 @ 100(b) .................... 16,400 16,487
4.62% (SOFR+99bps), 4/15/29(b) ....................................... 20,000 20,056
Bank of Montreal
4.29% (SOFRINDX+62bps), 9/15/26, MTN(b) ............................. 8,100 8,106
4.25% ( SOFR+62bps), 1/13/28, MTN(b) .................................. 12,400 12,434
4.42% (SOFRINDX+75bps), 9/22/28, Callable 9/22/27 @ 100(b) ................ 14,790 14,827
4.50% (SOFR+86bps), 1/27/29, Callable 1/27/28 @ 100(b) ..................... 16,723 16,772
Banque Federative du Credit Mutuel SA
5.03% (SOFRINDX+140bps), 7/13/26(a)(b) ............................... 7,000 7,003
4.77% (SOFR+113bps), 1/23/27(a)(b) .................................... 3,220 3,235
4.72% (SOFRINDX+107bps), 2/16/28(a)(b) ............................... 5,700 5,749

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Barclays PLC
5.55% ( SOFR+188bps), 9/13/27, Callable 9/13/26 @ 100(b) .................... $ 12,316 $ 12,351
5.16% (SOFR+149bps), 3/12/28, Callable 3/12/27 @ 100(b) .................... 12,500 12,575
5.67% (SOFR+149bps), 3/12/28, Callable 3/12/27 @ 100(b) .................... 5,000 5,040
4.72% (SOFR+108 bps), 11/11/29, Callable 11/11/28 @ 100(b) .................. 7,030 7,079
BNP Paribas SA, 2.59% (SOFR+123bps), 1/20/28, Callable 1/20/27 @ 100(a)(b) ......... 5,000 4,947
BPCE SA, 5.62% (SOFRINDX+198bps), 10/19/27, Callable 10/19/26 @ 100(a)(b) ....... 16,060 16,128
Canadian Imperial Bank of Commerce
4.61% (SOFR+94bps), 6/28/27(b) ....................................... 17,160 17,257
4.60% (SOFRINDX+93bps), 9/11/27, Callable 9/11/26 @ 100(b) ................ 6,900 6,908
4.35% (SOFR+72bps), 1/13/28, Callable 1/13/27 @ 100 (b) ..................... 17,830 17,856
4.86% (SOFR+72bps), 1/13/28, Callable 1/13/27 @ 100(b) ..................... 7,700 7,718
Cooperatieve Rabobank UA
4.58% (SOFRINDX+90bps), 10/5/26(b) .................................. 8,000 8,013
4.23% (SOFR+59bps), 10/17/28(b) ...................................... 16,170 16,200
Credit Agricole SA, 4.88% (SOFR+121bps), 9/11/28, Callable 9/11/27 @ 100(a)(b) ....... 12,000 12,072
Federation des Caisses Desjardins du Quebec
4.27% (SOFR+63bps), 1/27/27(a)(b) ..................................... 23,280 23,324
4.55%, 8/23/27(a) .................................................. 12,036 12,055
HSBC Holdings PLC, 5.21% (SOFR+157bps), 8/14/27, Callable 8/14/26 @ 100(b) ........ 8,700 8,713
ING Groep NV
5.23% (SOFRINDX+156bps), 9/11/27, Callable 9/11/26 @ 100(b) ................ 20,100 20,148
4.02% (SOFR+183bps), 3/28/28, Callable 3/28/27 @ 100(b) .................... 5,000 4,981
Lloyds Banking Group PLC
5.20% (SOFRINDX+156bps), 8/7/27, Callable 8/7/26 @ 100(b) ................. 10,000 10,011
5.26% (SOFRINDX+158bps), 1/5/28, Callable 1/5/27 @ 100(b) ................. 13,841 13,918
4.71% (SOFRINDX+106bps), 11/26/28, Callable 11/26/27 @ 100(b) .............. 10,245 10,296
Macquarie Bank Ltd., 4.41% (SOFR+74bps), 6/12/28(a)(b) ......................... 11,450 11,512
Mizuho Bank Ltd., 4.44% (SOFR+80bps), 4/16/29(a)(b) ........................... 6,825 6,865
Mizuho Financial Group, Inc., 4.53% (SOFR+85bps), 7/13/30, Callable 7/13/29 @ 100(b) ... 11,820 11,820
Mizuho Markets Cayman LP, 4.16% (SOFR+52bps), 11/16/26, Callable 10/16/26 @ 100,
MTN(a)(b) ....................................................... 11,430 11,438
National Australia Bank Ltd.
4.24% (SOFR+60bps), 10/26/27(a)(b) .................................... 7,430 7,453
4.32% (SOFR+65bps), 6/13/28(a)(b) ..................................... 17,061 17,134
4.20% (SOFR+53bps), 12/13/28(a)(b) .................................... 5,770 5,774
4.21% (SOFR+54bps), 6/4/29(a)(b) ...................................... 8,785 8,791
National Bank of Canada
4.67% (SOFRINDX+103bps), 7/2/27(b) .................................. 8,190 8,190
4.41% (SOFR+77bps), 1/20/29, Callable 1/20/28 @ 100(b) ..................... 13,440 13,464
NatWest Group PLC, 4.91% (SOFR+125bps), 3/1/28, Callable 3/1/27 @ 100(b) .......... 6,000 6,027
NatWest Markets PLC
4.55% (SOFR+90bps), 5/17/27(a)(b) ..................................... 13,580 13,635
4.62% (SOFR+95bps), 3/21/28(a)(b) ..................................... 15,400 15,500
Nomura Holdings, Inc., 4.93% (SOFR+125bps), 7/2/27(b) ......................... 20,260 20,417
Nordea Bank Abp, 5.38%, 9/22/27(a) ......................................... 12,625 12,770
NTT Finance Corp., 4.57%, 7/16/27(a) ....................................... 12,180 12,190
Royal Bank of Canada
4.23% (SOFRINDX+59bps), 11/2/26, MTN(b) .............................. 4,800 4,805
4.59% (SOFRINDX+95bps), 1/19/27(b) .................................. 15,280 15,329
4.36% (SOFRINDX+72bps), 10/18/27, Callable 10/18/26 @ 100(b) .............. 6,956 6,963
4.49% (SOFRINDX+82bps), 3/27/28, Callable 3/27/27 @ 100(b) ................ 20,320 20,375
4.47% (SOFRINDX+83bps), 1/24/29 , Callable 1/24/28 @ 100(b) ................ 4,621 4,634
Santander UK Group Holdings PLC, 4.74% (SOFRINDX+107bps), 9/22/29, Callable 9/22/28
@ 100(b) ......................................................... 7,100 7,124
Skandinaviska Enskilda Banken AB, 4.35% (SOFRINDX+68bps), 3/12/29(a)(b) .......... 12,730 12,773
Societe Generale SA, 5.04% (SOFR+141bps), 4/13/29, Callable 4/13/28 @ 100(a)(b) ...... 17,440 17,591
Standard Chartered PLC
5.56% (SOFR+193bps), 7/6/27, Callable 7/6/26 @ 100(a)(b) .................... 8,600 8,602
4.88% (SOFR+124bps) , 1/21/29, Callable 1/21/28 @ 100(a)(b) .................. 17,580 17,737
Sumitomo Mitsui Financial Group, Inc., 4.39% (SOFR+76bps), 1/15/29(b) .............. 16,755 16,745

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Sumitomo Mitsui Trust Bank Ltd.
4.82% (SOFR+115bps), 9/14/26(a)(b) .................................... $ 3,835 $ 3,842
4.42% (SOFR+75bps), 9/11/28(a)(b) ..................................... 14,400 14,461
The Bank of Nova Scotia
4.45% (SOFRINDX+78bps), 6/4/27, MTN(b) .............................. 11,130 11,177
4.43% (SOFR+76bps), 9/15/28, Callable 9/15/27 @ 100(b) ..................... 28,520 28,577
4.54% ( SOFR+89bps), 2/14/29, Callable 2/14/28 @ 100(b) ..................... 14,460 14,506
The Toronto-Dominion Bank
4.72% (SOFR+108bps), 7/17/26(b) ...................................... 4,000 4,001
4.26% (SOFR+59bps), 9/10/26(b) ....................................... 11,667 11,677
4.21% (SOFR+58bps), 1/13/28(b) ....................................... 12,430 12,456
4.46% (SOFR+82bps), 1/31/28(b) ....................................... 5,985 6,016
4.58% (SOFR+91bps), 6/2/28(b) ........................................ 11,850 11,939
4.38% (SOFR+75bps), 10/13/28(b) ...................................... 8,070 8,096
870,254
Industrials (0.1%):
Element Fleet Management Corp., 5.64%, 3/13/27, Callable 2/13/27 @ 100(a) ........... 5,703 5,742
Materials (0.2%):
Rio Tinto Finance USA PLC, 4.51% (SOFRINDX+84bps), 3/14/28(b) ................. 12,350 12,430
Utilities (0.1%):
EDP Finance BV, 1.71%, 1/24/28(a) ......................................... 7,521 7,202
ENEL Finance International NV, 3.50%, 4/6/28(a) ............................... 5,000 4,906
12,108
Total Yankee Dollars (Cost $946,664)
a
a
a
949,292
U.S. Government Agency Mortgages (3.0%)
Federal Home Loan Mortgage Corporation
3.50%, 7/1/51 - 5/1/56 ............................................... 10,397 9,438
6.00%, 8/1/53 - 9/1/54 ............................................... 12,096 12,497
6.50%, 7/1/54 - 12/1/55 .............................................. 37,817 39,597
61,532
Federal National Mortgage Association
6.25% (H15T1Y+213bps), 9/1/32(b) ..................................... 1 1
3.00%, 3/1/47 ..................................................... 1,581 1,431
6.02% (RFUCCT1Y+167bps), 1/1/48(b) .................................. 3 3
3.50%, 4/1/52 - 5/1/56 ............................................... 3,817 3,466
6.00%, 5/1/53 - 10/1/54 .............................................. 14,374 14,720
6.50%, 12/1/53 - 6/1/54 .............................................. 30,942 32,114
5.50%, 10/1/54 .................................................... 4,832 4,857
56,592
Federal National Mortgage Association, TBA
5.50%, 1/25/30 - 9/29/32 ............................................. 43,000 43,300
5.00%, 1/9/34 ..................................................... 26,000 25,519
3.50%, 2/28/35 .................................................... 4,700 4,261
3.00%, 6/9/35 ..................................................... 18,000 15,684
88,764
Government National Mortgage Association, TBA
6.50%, 5/18/29 .................................................... 11,000 11,395
6.00%, 7/20/56 .................................................... 15,000 15,314
26,709
Total U.S. Government Agency Mortgages (Cost $233,059)
a
a
a
233,597
Commercial Paper (8.9%)
Consumer Discretionary (1.1%):
Alimentation Couche-Tard, Inc., 3.96%, 7/2/26(a)(o) ............................. 38,000 37,991
AutoZone, Inc.
3.87%, 7/7/26(a)(o) ................................................. 15,000 14,989
3.88%, 7/9/26(a)(o) ................................................. 25,000 24,976

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
O'Reilly Automotive, Inc., 3.92%, 7/6/26(a)(o) .................................. $ 9,500 $ 9,494
87,450
Energy (0.8%):
Kinder Morgan, Inc., 4.09%, 7/1/26(a)(o) ...................................... 26,000 25,997
Targa Resources Corp., 3.97%, 7/1/26(a)(o) .................................... 38,750 38,746
64,743
Financials (1.9%):
Lseg US Finance Corp., 3.92%, 7/7/26(a)(o) .................................... 38,000 37,971
Marsh & McLennan Cos., Inc., 3.89%, 7/2/26(a)(o) .............................. 25,000 24,995
PACCAR Financial Corp., 3.69%, 7/7/26(a)(o) .................................. 10,000 9,993
Prudential Funding LLC, 3.62%, 7/1/26(a)(o) ................................... 35,000 34,996
S&P Global, Inc., 3.93%, 7/8/26(a)(o) ........................................ 38,000 37,967
145,922
Health Care (0.2%):
HCA, Inc., 4.08%, 7/1/26(a)(o) ............................................. 15,000 14,998
Industrials (0.9%):
Carrier Global Corp., 3.88%, 7/1/26(a)(o) ..................................... 38,000 37,996
Fiserv, Inc.
1.94%, 7/2/26(a)(o) ................................................. 15,000 14,998
3.25%, 7/6/26(a)(o) ................................................. 15,000 14,992
67,986
Real Estate (1.7%):
AvalonBay Communities, Inc., 3.88%, 7/1/26(a)(o) ............................... 30,000 29,996
ERP Operating LP, 3.88%, 7/1/26(a)(o) ....................................... 38,000 37,996
Realty Income Corp., 3.88%, 7/1/26(a)(o) ..................................... 30,000 29,997
UDR, Inc., 3.89%, 7/2/26(a)(o) ............................................. 38,000 37,992
135,981
Utilities (2.3%):
CenterPoint Energy Resources corp., 3.84%, 7/1/26(a)(o) .......................... 10,000 9,999
CenterPoint Energy, Inc., 3.81%, 7/1/26(a)(o) ................................... 31,000 30,997
Consolidated Edison Co. of New York, Inc., 3.89%, 7/6/26(a)(o) ..................... 38,000 37,975
Duke Energy Corp., 3.78%, 7/7/26(a)(o) ...................................... 36,000 35,974
NGPL PipeCo LLC, 4.12%, 7/1/26(a)(o) ...................................... 30,500 30,496
Wec Energy Group, Inc., 3.88%, 7/1/26(a)(o) ................................... 38,000 37,996
183,437
Total Commercial Paper (Cost $700,588)
a
a
a
700,517
Repurchase Agreements (4.2%)
Bank of America Corp., 3.64%, purchased on 6/30/26, with a maturity date of 7/1/26, with a repurchase value of $40,004 (collateralized by U.S. Treasury Bonds, 0.00%, due 2/15/34-
5/15/38, with an aggregate value of $40,800) ................................... 40,000 40,000
Bank of Nova Scotia, 3.64%, purchased on 6/30/26, with a maturity date of 7/1/26, with a repurchase value of $56,296 (collateralized by a U.S. Treasury Bond, 2.25%, due 2/15/52, with a value of $57,985) ...................................................... 56,290 56,290
RBC Dominion Securities, Inc., 3.64%, purchased on 6/30/26, with a maturity date of 7/1/26, with a repurchase value of $106,301 (collateralized by U.S. Treasury Notes and Bonds, 1.38%-
6.63, due 2/15/27-11/15/48, with an aggregate value of $108,427) .................... 106,290 106,290
Toronto Dominion Bank, 3.65%, purchased on 6/30/26, with a maturity date of 7/1/26, with a repurchase value of $88,159 (collateralized by a U.S. Treasury Bond and GNMA Securities,
5.00%-5.50%, due 1/20/55-5/20/56, with an aggregate value of $89,913) ............... 88,150 88,150
Toronto Dominion Bank, 3.64%, purchased on 6/30/26, with a maturity date of 7/1/26, with a repurchase value of $38,154 (collateralized by U.S. Treasury Notes and Bonds, 2.75%-4.00, due 4/30/27-6/30/28, with an aggregate value of $38,913) .......................... 38,150 38,150
Total Repurchase Agreements (Cost $328,880)
a
a
a
328,880
Total Investments (Cost $8,049,827) — 102.2% 8,017,803
Liabilities in excess of other assets —  (2.2)% (170,138)
NET ASSETS - 100.00% $ 7,847,665

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Name
Acquisition Date
Cost
Value
Alturas Re, 2021-3 ..................................................
7/1/2021
$ 288
$ 112
Alturas Re, 2022-2 ..................................................
1/6/2022
—
5
Gleneagles Re, 2022 .................................................
1/18/2022
1,157
—
Integrity Re .......................................................
5/9/2022
1,107
623
Thopas Re, 2022 ...................................................
2/7/2022
—
22
Torrey Pines Re ....................................................
5/17/2024
500
514
Torrey Pines Re ....................................................
5/17/2024
250
257
Viribus Re, 2019 ...................................................
12/27/2018
—
—
Total (0.0% of net assets)
$3,302
$1,533
At June 30, 2026, the Fund's investments in foreign securities were 21.7% of net assets.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2026, the fair value of these securities was
$5,176,926 (thousands) and amounted to 66.0% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2026.
(c) Currently the issuer is in default with respect to interest and/or principal payments.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2026.
(e) Rounds to less than $1 thousand.
(f) Security was fair valued using significant unobservable inputs as of June 30, 2026.
(g) Zero-coupon bond.
(h) Security is interest only.
(i) Amount represents less than 0.05% of net assets.
(j) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(k) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at June 30, 2026
(amounts in thousands):
(l) Non-income producing security.
(m) Issued as preference shares.
(n) Issued as participation notes.
(o) Rate represents the effective yield at June 30, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
FHMMUSTF
—
Federated Hermes U.S. Treasury Cash Reserves Fund Yield
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
JMMMUSTF
—
JPMorgan 100% U.S. Treasury Securities Money Market Fund Yield
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
PRIME
—
US Prime rate, rate disclosed as of June 30, 2026.
REMIC
—
Real Estate Mortgage Investment Conduits
RFUCCT1Y
—
Refinitiv USD Interbank Offered Rate Customer Cash Fallbacks Term 1 Year, rate disclosed as of June 30, 2026
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of June 30, 2026.
SOFR01M
—
1 Month SOFR, rate disclosed as of June 30, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of June 30, 2026.
SOFR06M
—
6 Month SOFR, rate disclosed as of June 30, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of June 30, 2026.
STACR
—
Structured Agency Credit Risk
STRIPS
—
Separately Trading Registered Interest and Principal Securities
TBA
—
To Be Announced Securities
TSFR1M
—
1 Month Term SOFR, rate disclosed as of June 30, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of June 30, 2026.
US0001M
—
1 Month U.S. Dollar London Interbank Offered Rate, rate disclosed as of June 30, 2026, based on the last reset date of the security.

Victory Portfolios IV
Victory Pioneer Multi-Asset Ultrashort Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
TBA Sales Commitments
Security Description
Principal Amount
(000)
Value
(000)
TBA Sales Commitments - (1.30%)
Collateralized Mortgage Obligations —  (1.30%)
Federal National Mortgage Association, TBA
6.00% , 5/4/31 .................................................... $ (26,400) $ (26,987)
6.50% , 2/26/30 .................................................... (68,600) (70,885)
Total TBA Sales Commitments (Proceeds  $97,801) $(97,872)
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
2-Year U.S. Treasury Note Futures ........... 750 9/30/26 $ 154,760 $ 154,600 $ (160)
Total unrealized appreciation $ —
Total unrealized depreciation (160)
Total net unrealized appreciation (depreciation) $ (160)

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios IV
Victory Pioneer Fundamental Growth Fund
34
(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (100.1%)
Communication Services (11.5%):
Alphabet, Inc. , Class C ................................................... 784,428 $ 277,162
Netflix, Inc. (a) ......................................................... 2,070,800 147,855
Pinterest, Inc. , Class A (a) ................................................. 7,890,702 165,941
Spotify Technology SA (a) ................................................. 218,518 100,328
The Walt Disney Co. .................................................... 370,239 35,636
726,922
Communications Equipment (2.1%):
Motorola Solutions, Inc. .................................................. 315,188 130,894
Consumer Discretionary (14.3%):
Amazon.com, Inc. (a) .................................................... 1,206,679 287,600
Booking Holdings, Inc. ................................................... 729,075 129,950
O'Reilly Automotive, Inc. (a) ............................................... 1,355,612 124,838
Ross Stores, Inc. ....................................................... 741,320 157,790
The Home Depot, Inc. ................................................... 102,752 36,239
The TJX Cos., Inc. ...................................................... 1,129,182 171,071
907,488
Electronic Equipment, Instruments & Components (5.3%):
Amphenol Corp. , Class A ................................................. 1,920,646 338,648
Financials (8.0%):
Intercontinental Exchange, Inc. ............................................. 1,094,386 134,730
Mastercard, Inc. , Class A ................................................. 238,299 122,390
Visa, Inc. , Class A ...................................................... 736,906 252,825
509,945
Health Care (11.3%):
Eli Lilly & Co. ......................................................... 278,215 333,700
Intuitive Surgical, Inc. (a) ................................................. 321,384 127,808
Thermo Fisher Scientific, Inc. .............................................. 179,643 90,066
Vertex Pharmaceuticals, Inc. (a) ............................................. 336,906 167,351
718,925
Industrials (10.2%):
Eaton Corp. PLC ....................................................... 374,109 159,415
Rockwell Automation, Inc. ................................................ 257,703 127,584
The Boeing Co. (a) ...................................................... 721,429 156,168
Uber Technologies, Inc. (a) ................................................ 2,822,671 203,684
646,851
IT Services (2.0%):
Shopify, Inc. , Class A (a) .................................................. 1,103,242 125,968
Materials (1.0%):
Linde PLC ............................................................ 119,881 62,211
Semiconductors & Semiconductor Equipment (17.2%):
Advanced Micro Devices, Inc. (a) ............................................ 520,541 302,387
Analog Devices, Inc. .................................................... 301,897 119,904
ASML Holding NV , Class NY , NYS ......................................... 159,783 317,879
Microchip Technology, Inc. ................................................ 1,823,355 166,290
NVIDIA Corp. ......................................................... 909,903 182,063
1,088,523
Software (9.6%):
Microsoft Corp. ........................................................ 814,948 303,992
ServiceNow, Inc. (a) ..................................................... 739,490 73,417
Synopsys, Inc. (a) ....................................................... 517,150 230,685
608,094

Victory Portfolios IV
Victory Pioneer Fundamental Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description Shares
a
Value
(000)
Technology Hardware, Storage & Peripherals (7.6%):
Apple, Inc. ........................................................... 1,657,643 $ 479,656
Total Common Stocks (Cost $3,103,101)
a
a
a
6,344,125
Total Investments (Cost $3,103,101) — 100.1% 6,344,125
Liabilities in excess of other assets —  (0.1)% (8,477)
NET ASSETS - 100.00% $ 6,335,648
At June 30, 2026, the Fund's investments in foreign securities were 11.1% of net assets.
(a) Non-income producing security.
NYS
—
New York Registered Shares
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2026
Victory Portfolios IV
Victory Pioneer Strategic Income Fund
1
(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (7.5%)
ABS Auto (2.8%):
ACM Auto Trust, Series 2024-2A, Class B, 9.21%, 8/20/31, Callable 9/20/26 @ 100(a) ..... $ 799 $ 802
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-A, Class D, 6.32%, 5/17/32, Callable 12/15/27 @ 100(a) .............. 442 446
Series 2024-A, Class G, 12.75%, 5/17/32, Callable 12/15/27 @ 100(a) ............. 1,013 1,040
Series 2024-B, Class G, 11.40%, 9/15/32, Callable 6/15/28 @ 100(a) .............. 1,923 1,945
American Credit Acceptance Receivables Trust .................................
Series 2024-3, Class D, 6.04%, 7/12/30, Callable 2/12/28 @ 100(a) ............... 3,260 3,302
Series 2025-4, Class D, 5.25%, 9/12/31, Callable 5/12/28 @ 100(a) ............... 4,130 4,120
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 9/17/29,
Callable 11/15/26 @ 100(a) ........................................... 2,000 1,962
Exeter Automobile Receivables Trust .........................................
Series 2024-4A, Class E, 7.65%, 2/17/32, Callable 5/15/29 @ 100(a) .............. 14,800 15,366
Series 2024-5A, Class E, 7.22%, 5/17/32, Callable 3/15/29 @ 100(a) .............. 13,220 13,548
Series 2025-1A, Class E, 7.48%, 9/15/32, Callable 5/15/29 @ 100(a) .............. 10,730 10,937
Series 2025-3A, Class E, 7.52%, 12/15/32, Callable 9/15/29 @ 100(a) ............. 7,560 7,683
GLS Auto Receivables Issuer Trust ..........................................
Series 2024-2A, Class E, 7.98%, 5/15/31, Callable 2/15/29 @ 100(a) .............. 2,830 2,945
Series 2024-3A, Class E, 7.25%, 6/16/31, Callable 5/15/29 @ 100(a) .............. 12,197 12,492
Series 2025-2A, Class E, 7.73%, 6/15/32, Callable 8/15/29 @ 100(a) .............. 4,270 4,438
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1, Class D, 8.86% (SOFR30A+525bps), 5/20/32, Callable 11/20/27 @ 100(a)
(b) ............................................................. 332 337
Series 2024-2, Class D, 7.61% (SOFR30A+400bps), 10/20/32, Callable 5/20/28 @ 100(a)
(b) ............................................................. 539 538
Merchants Fleet Funding LLC ..............................................
Series 2024-1A, Class E, 9.35%, 4/20/37, Callable 3/20/27 @ 100(a) .............. 3,200 3,227
Series 2025-1A, Class A, 4.49%, 1/20/39, Callable 3/20/29 @ 100(a) .............. 6,700 6,691
Prestige Auto Receivables Trust, Series 2025-1A, Class D, 6.02%, 7/15/31, Callable 3/15/29 @
100(a) ........................................................... 2,959 2,941
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class F, 10.17%, 6/15/32, Callable
9/15/28 @ 100(a) ................................................... 1,631 1,684
Tricolor Auto Securitization Trust ...........................................
Series 2024-1A, Class E, 11.91%, 9/17/29, Callable 11/15/26 @ 100(a)(c) .......... 4,022 1,028
Series 2024-2A, Class D, 7.61%, 8/15/28, Callable 6/15/28 @ 100(a)(c) ............ 7,690 1,972
Series 2024-3A, Class E, 8.64%, 7/15/30, Callable 10/15/27 @ 100(a)(c) ........... 2,550 293
Veros Auto Receivables Trust ..............................................
Series 2024-1, Class D, 9.87%, 5/15/31, Callable 9/15/27 @ 100(a) ............... 3,500 3,666
Series 2026-1, Class A, 4.53%, 8/15/28(a) ................................. 1,945 1,944
105,347
ABS Card (0.2%):
Continental Finance Credit Card ABS Master Trust ...............................
Series 2022-A, Class C, 9.33%, 10/15/30(a) ................................ 3,050 3,062
Series 2022-A, Class D, 12.42%, 10/15/30(a) ............................... 3,000 3,056
Series 2024-A, Class A, 5.78%, 12/15/32, Callable 9/15/27 @ 100(a) .............. 1,900 1,909
8,027
ABS Home (0.4%):
GS Mortgage-Backed Securities Trust, Series 2025-CES1, Class A1A, 5.57%, 5/25/55,
Callable 3/25/28 @ 100(a)(d) .......................................... 3,475 3,481
RCKT Mortgage Trust, Series 2026-CES6, Class A1A, 5.32%, 6/25/56, Callable 6/25/30 @
100(a)(d) ......................................................... 8,980 8,977
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54, Callable 5/25/27
@ 100(a)(d) ....................................................... 3,632 3,653
16,111
ABS Other (4.1%):
321 Henderson Receivables III LLC .........................................
Series 2008-1A, Class C, 9.36%, 1/15/48, Callable 10/15/26 @ 100(a) ............. 500 505
Series 2008-1A, Class D, 10.81%, 1/15/50, Callable 10/15/26 @ 100(a) ............ 500 506
Accelerated Assets LLC ..................................................
Series 2018-1, Class B, 4.51%, 12/2/33(a) ................................. 115 114
Series 2018-1, Class C, 6.65%, 12/2/33(a) ................................. 163 157

Victory Portfolios IV
Victory Pioneer Strategic Income Fund
2
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class E, 9.32%, 10/22/29,
Callable 8/20/26 @ 100(a) ............................................ $ 1,413 $ 1,420
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30,
Callable 6/20/27 @ 100(a) ............................................ 5,250 5,377
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class D, 6.57%, 4/21/31,
Callable 2/20/28 @ 100(a) ............................................ 4,910 5,001
Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class E, 8.88%, 10/20/32,
Callable 8/20/28 @ 100(a) ............................................ 2,176 2,227
BHG Securitization Trust, Series 2022-C, Class E, 9.73%, 10/17/35, Callable 12/17/28 @
100(a) ........................................................... 6,410 6,723
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46, Callable
7/15/28 @ 100(a) ................................................... 2,662 2,546
Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class D, 8.00%, 12/15/31, Callable
6/15/27 @ 100(a) ................................................... 3,180 3,227
Cascade MH Asset Trust ..................................................
Series 2021-MH1, Class B1, 4.57%, 2/25/46, Callable 7/25/36 @ 100(a) ........... 2,150 1,816
Series 2021-MH1, Class B3, 7.65%, 2/25/46, Callable 7/25/36 @ 100(a)(d) ......... 4,000 3,602
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, 4.94%, 1/25/52, Callable 7/25/26
@ 100(a) ......................................................... 7,465 5,232
Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42, Callable
7/25/26 @ 100(a) ................................................... 71 58
Crockett Partners Equipment Co. IIA LLC .....................................
Series 2024-1C, Class A, 6.05%, 1/20/31, Callable 4/20/29 @ 100(a) .............. 3,981 4,014
Series 2024-1C, Class C, 10.16%, 1/20/31, Callable 4/20/29 @ 100(a) ............. 853 894
DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54, Callable 1/25/27 @ 100(a) .... 3,590 3,558
FIGRE Trust ..........................................................
Series 2024-HE6, Class A, 5.72%, 12/25/54, Callable 8/25/29 @ 100(a)(d) .......... 11,068 11,133
Series 2025-HE1, Class A, 5.83%, 1/25/55, Callable 2/25/28 @ 100(a)(d) ........... 5,996 6,044
Series 2025-HE2, Class A, 5.78%, 3/25/55, Callable 10/25/27 @ 100(a)(d) .......... 2,880 2,899
Series 2025-HE5, Class A, 5.29%, 8/25/55, Callable 2/25/28 @ 100(a)(d) ........... 13,651 13,573
Series 2025-HE8, Class A, 5.21%, 11/25/55, Callable 6/25/27 @ 100(a)(d) .......... 5,577 5,529
Granite Park Equipment Leasing LLC, Series 2023-1A, Class E, 7.00%, 6/20/35, Callable
10/20/28 @ 100(a) .................................................. 2,885 2,883
Home Partners of America Trust, Series 2019-1, Class F, 4.10%, 9/17/39, Callable 7/17/26 @
100(a)(e) ......................................................... 572 552
J.G. Wentworth XLI LLC, Series 2010-3A, Class A, 3.82%, 12/15/48, Callable 7/15/26 @
100(a) ........................................................... 80 79
Libra Solutions LLC .....................................................
Series 2024-1A, Class B, 7.91%, 9/30/38(a) ................................ 2,010 1,991
Series 2025-1A, Class B, 8.06%, 8/15/39(a) ................................ 3,830 3,776
Mosaic Solar Loan Trust ..................................................
Series 2019-2A, Class D, 6.18%, 9/20/40, Callable 2/20/31 @ 100(a) .............. 722 715
Series 2021-1A, Class D, 3.71%, 12/20/46, Callable 11/20/33 @ 100(a) ............ 2,726 2,106
NMEF Funding LLC ....................................................
Series 2022-B, Class C, 8.54%, 6/15/29, Callable 8/15/26 @ 100(a) ............... 5,950 5,978
Series 2024-A, Class C, 6.33%, 12/15/31, Callable 2/15/28 @ 100(a) .............. 5,450 5,536
Series 2024-A, Class D, 8.75%, 12/15/31, Callable 2/15/28 @ 100(a) .............. 4,997 5,159
PEAR LLC, Series 2021-1, Class B, 1/15/34(a)(f)(g) .............................. 5,517 5,700
Post Road Equipment Finance LLC, Series 2024-1A, Class E, 8.50%, 12/15/31, Callable
3/15/27 @ 100(a) ................................................... 2,260 2,301
Reach ABS Trust, Series 2026-1A, Class A, 4.32%, 2/15/33, Callable 3/15/30 @ 100(a) .... 4,459 4,456
RMF Buyout Issuance Trust ...............................................
Series 2021-HB1, Class M4, 4.70%, 11/25/31(a)(d) .......................... 3,000 2,834
Series 2021-HB1, Class M5, 6.00%, 11/25/31(a)(d) .......................... 6,000 5,645
Series 2022-HB1, Class M5, 4.50%, 4/25/32, Callable 4/25/27 @ 100(a)(d)(f) ....... 3,750 146
Rosy Blue Carat SCS, Series 2018-1, Class A1R, 8.48%, 3/15/30(a)(f) ................. 1,031 1,038
SCF Equipment Leasing LLC ..............................................
Series 2024-1A, Class E, 9.00%, 12/20/34, Callable 11/20/29 @ 100(a) ............ 2,300 2,426
Series 2025-1A, Class E, 6.75%, 11/20/35, Callable 10/20/28 @ 100(a) ............ 4,200 4,337
Series 2025-2A, Class E, 6.21%, 6/20/36, Callable 3/20/28 @ 100(a) .............. 3,390 3,319
Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39(a)(e) ........ 4,250 4,076
Upstart Securitization Trust ................................................
Series 2026-3, Class B, 5.35%, 7/20/36(a) ................................. 1,640 1,639

Victory Portfolios IV
Victory Pioneer Strategic Income Fund
3
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2026-3, Class C, 5.92%, 7/20/36(a) ................................. $ 3,350 $ 3,350
156,197
Total Asset-Backed Securities (Cost $297,934)
a
a
a
285,682
Collateralized Loan Obligations (1.0%)
Cash Flow CLO (1.0%):
ACREC LLC ..........................................................
Series 2026-FL5, Class A, 4.95% (TSFR1M+135bps), 7/18/43, Callable 6/18/28 @
100(a)(b)(e) ....................................................... 4,920 4,928
Series 2026-FL5, Class B, 5.35% (TSFR1M+175bps), 7/18/43, Callable 6/18/28 @
100(a)(b)(e) ....................................................... 1,660 1,661
Arbor Realty Collateralized Loan Obligation Ltd. ................................
Series 2025-BTR1, Class A, 5.57% (TSFR1M+193bps), 1/20/41, Callable 5/20/27 @
100(a)(b) ......................................................... 1,660 1,665
Series 2025-BTR1, Class AS, 6.28% (TSFR1M+264bps), 1/20/41, Callable 5/20/27 @
100(a)(b) ......................................................... 4,180 4,203
Series 2025-BTR1, Class B, 6.83% (TSFR1M+319bps), 1/20/41, Callable 5/20/27 @
100(a)(b) ......................................................... 2,510 2,526
Series 2025-BTR1, Class C, 7.33% (TSFR1M+369bps), 1/20/41, Callable 5/20/27 @
100(a)(b) ......................................................... 1,390 1,399
AREIT Ltd., Series 2022-CRE6, Class D, 6.46% (SOFR30A+285bps), 1/20/37, Callable
2/17/27 @ 100(a)(b) ................................................. 3,600 3,602
Dwight Issuer LLC, Series 2026-FL2, Class A, 5.00% (TSFR1M+140bps), 1/18/44, Callable
12/18/28 @ 100(a)(b)(e) .............................................. 6,410 6,416
First Eagle BSL CLO Ltd., Series 2019-1A, Class C, 8.29% (TSFR3M+461bps), 1/20/33,
Callable 7/20/26 @ 100(a)(b) .......................................... 1,000 999
FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.02% (TSFR1M+139bps), 8/19/42,
Callable 8/19/27 @ 100(a)(b)(e) ........................................ 6,110 6,119
Sound Point CLO XXI Ltd., Series 2018-3A, Class C, 7.23% (TSFR3M+356bps), 10/26/31,
Callable 7/26/26 @ 100(a)(b) .......................................... 4,750 4,532
38,050
Total Collateralized Loan Obligations (Cost $38,150)
a
a
a
38,050
Collateralized Mortgage Obligations (9.4%)
Agency CMO IO (0.7%):
Federal Home Loan Mortgage Corporation .....................................
Series 4087, Class SB, 2.32% (SOFR30A+592bps), 7/15/42(b)(e) ................ 5,681 487
Series 5003, Class KI, 2.50%, 8/25/50(e) .................................. 1,591 206
Federal Home Loan Mortgage Corporation REMICs ..............................
Series 4091, Class SH, 2.84% (SOFR30A+644bps), 8/15/42(b)(e) ................ 3,309 451
Series 4601, Class NI, 3.50%, 9/15/45(e) .................................. 2,422 285
Series 4999, Class QI, 4.00%, 5/25/50(e) .................................. 1,642 340
Series 5067, Class GI, 4.00%, 12/25/50(e) ................................. 1,949 401
Federal National Mortgage Association .......................................
Series 2012-14, Class SP, 2.81% (SOFR30A+644bps), 8/25/41(b)(e) .............. 1,039 67
Series 2018-43, Class SM, 2.46% (SOFR30A+609bps), 6/25/48(b)(e) ............. 1,390 154
Series 2019-33, Class S, 2.31% (SOFR30A+594bps), 7/25/49(b)(e) ............... 1,510 153
Series 2019-41, Class PS, 2.31% (SOFR30A+594bps), 8/25/49(b)(e) .............. 1,229 151
Series 2019-41, Class SM, 2.31% (SOFR30A+594bps), 8/25/49(b)(e) ............. 1,286 128
Federal National Mortgage Association REMICs ................................
Series 2019-59, Class AI, 4.00%, 10/25/39(e) ............................... 1,244 179
Series 2020-83, Class EI, 4.00%, 11/25/50(e) ............................... 1,414 291
Series 2021-78, Class CI, 4.50%, 11/25/51(e) ............................... 2,562 572
Government National Mortgage Association ....................................
Series 2019-103, Class SB, 2.30% (TSFR1M+594bps), 8/20/49(b)(e) .............. 1,390 147
Series 2019-117, Class SB, 9/20/49(e)(g) .................................. 12,232 66
Series 2019-128, Class IB, 3.50%, 10/20/49(e) .............................. 17,658 2,764
Series 2019-128, Class ID, 3.50%, 10/20/49(e) .............................. 17,671 2,767
Series 2019-159, Class CI, 3.50%, 12/20/49(e) .............................. 8,064 1,280
Series 2020-15, Class IM, 3.50%, 2/20/50(e) ............................... 1,501 250

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Victory Pioneer Strategic Income Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2020-34, Class IO, 5.00%, 12/20/39(e) ............................... $ 12,701 $ 2,289
Series 2020-7, Class CI, 3.50%, 1/20/50(e) ................................. 3,550 653
Series 2020-9, Class SA, 1/20/50(e)(g) .................................... 10,113 103
Series 2021-136, Class YI, 3.00%, 8/20/51(e) ............................... 8,461 993
Series 2021-140, Class IO, 2.50%, 8/20/51(e) ............................... 9,837 948
Series 2021-146, Class QI, 3.00%, 8/20/51(e) ............................... 2,925 464
Series 2021-182, Class TI, 3.50%, 10/20/51(e) .............................. 1,345 247
Series 2021-213, Class CI, 2.50%, 7/20/50(e) ............................... 2,098 266
Series 2021-213, Class EI, 2.50%, 1/20/49(e) ............................... 1,826 173
Series 2021-213, Class NI, 3.00%, 12/20/51(e) .............................. 2,681 321
Series 2021-42, Class KI, 2.50%, 3/20/51(e) ................................ 1,971 251
Series 2021-96, Class BI, 3.50%, 6/20/51(e) ................................ 3,362 571
Series 2023-168, Class ID, 2.50%, 3/20/51(e) ............................... 6,330 704
Series 2023-70, Class IO, 4.00%, 6/20/50(e) ................................ 8,730 1,740
Series 2024-206, Class IO, 2.50%, 10/20/51(e) .............................. 10,139 994
Series 2024-24, Class AI, 2.50%, 8/20/51(e) ................................ 8,344 799
Series 2025-120, Class IC, 4.50%, 1/20/50(e) ............................... 8,249 1,800
Series 2025-173, Class AI, 2.50%, 10/20/51(e) .............................. 32,311 3,261
27,716
Agency CMO Other (0.1%):
Government National Mortgage Association, Series 2009-83, Class EB, 4.50%, 9/20/39 .... 780 776
La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.36%, 1/15/46,
Callable 4/15/31 @ 100(a) ............................................ 735 681
La Hipotecaria Mortgage Trust, Series 2019-2A, Class BBB, 4.75%, 9/29/46, Callable 4/15/34
@ 100(a)(f) ....................................................... 1,424 1,358
2,815
Commercial MBS (3.3%):
Alen Mortgage Trust, Series 2021-ACEN, Class E, 7.74% (TSFR1M+411bps), 4/15/34(a)(b)(e) 6,320 4,772
BAY Trust, Series 2026-MDWS, Class A, 5.24% (TSFR1M+164bps), 6/15/41(a)(b)(e) ..... 15,100 15,043
Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 7/25/37(a)(e)(f)(g) .......... 3,302 —(h)
Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.35%, 9/15/48, Callable 4/15/30 @
100(a)(d) ......................................................... 2,025 1,459
BSREP Commercial Mortgage Trust, Series 2021-DC, Class G, 7.59% (TSFR1M+396bps),
8/15/38(a)(b)(e) .................................................... 1,704 582
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @
100(a)(e) ......................................................... 3,750 3,194
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 3.89%, 4/15/50, Callable
10/15/27 @ 100(d) .................................................. 4,083 3,874
Federal Home Loan Mortgage Corporation .....................................
Series 2021-K131, Class D, 9/25/54, Callable 9/25/31 @ 100(a)(g) ............... 5,000 3,129
Series 2021-KG05, Class C, 1/25/31(a)(g) ................................. 10,000 6,743
FREMF Mortgage Trust ..................................................
Series 2017-KW02, Class B, 3.86%, 12/25/26(a)(d) .......................... 4,500 4,438
Series 2017-KW03, Class B, 4.22%, 7/25/27(a)(d) ........................... 2,800 2,766
Series 2018-K154, Class B, 4.16%, 11/25/32(a)(d) ........................... 2,300 2,004
Series 2018-K157, Class B, 4.45%, 8/25/33(a)(d) ............................ 1,875 1,646
Series 2018-KHG1, Class B, 4.03%, 12/25/27(a)(d) .......................... 6,364 6,120
Series 2018-KSW4, Class C, 8.71% (SOFR30A+511bps), 10/25/28(a)(b) ........... 1,418 1,333
Series 2018-KW07, Class B, 4.25%, 10/25/31, Callable 10/25/28 @ 100(a)(d) ....... 975 893
Series 2019-KJ24, Class B, 7.60%, 10/25/27(a)(d) ........................... 2,245 2,169
Series 2020-KF74, Class C, 9.96% (SOFR30A+636bps), 1/25/27(a)(b) ............ 928 923
Series 2020-KF83, Class C, 12.71% (SOFR30A+911bps), 7/25/30, Callable 6/25/30 @
100(a)(b) ......................................................... 1,201 1,233
Series 2021-K131, Class X2A, 0.10%, 9/25/54, Callable 6/25/31 @ 100(a)(e) ........ 80,944 318
Series 2021-K131, Class X2B, 0.10%, 9/25/54, Callable 6/25/31 @ 100(a)(e) ........ 18,375 68
Series 2021-KG05, Class X2A, 0.10%, 1/25/31, Callable 10/25/30 @ 100(a)(e) ...... 122,385 422
Series 2021-KG05, Class X2B, 0.10%, 1/25/31, Callable 10/25/30 @ 100(a)(e) ...... 10,000 34
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 6.39% (TSFR1M+276bps),
12/15/36(a)(b)(e) ................................................... 4,800 4,570
J.P. Morgan Chase Commercial Mortgage Securities Trust ..........................
Series 2019-MFP, Class E, 5.83% (TSFR1M+221bps), 7/15/36(a)(b)(e) ............ 556 347
Series 2020-LOOP, Class F, 3.99%, 12/5/38(a)(d)(e) .......................... 11,650 1,340

Victory Portfolios IV
Victory Pioneer Strategic Income Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-OMNI, Class D, 5.99%, 10/5/39(a)(d)(e) ......................... $ 550 $ 547
Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.47%, 6/15/52,
Callable 6/15/29 @ 100(a) ............................................ 4,771 4,563
KSL Commercial Mortgage Trust ...........................................
Series 2026-HT3, Class A, 5.10% (TSFR1M+150bps), 6/15/43(a)(b)(e) ............ 5,300 5,307
Series 2026-HT3, Class B, 5.40% (TSFR1M+180bps), 6/15/43(a)(b)(e) ............ 640 641
Series 2026-HT3, Class C, 5.65% (TSFR1M+205bps), 6/15/43(a)(b)(e) ............ 230 231
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class D, 3.36%,
5/15/50, Callable 5/15/27 @ 100(a) ...................................... 2,000 1,812
Morgan Stanley Capital I Trust .............................................
Series 2014-150E, Class AS, 4.01%, 9/9/32, Callable 9/9/27 @ 100(a)(e) ........... 3,350 3,031
Series 2016-UBS9, Class D, 3.00%, 3/15/49, Callable 7/15/26 @ 100(a) ........... 1,550 1,209
Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class D, 4.54%, 8/15/36(a)
(d)(e) ........................................................... 1,030 662
Ready Capital Mortgage Trust ..............................................
Series 2019-5, Class C, 5.05%, 2/25/52, Callable 8/25/28 @ 100(a)(d) ............. 561 557
Series 2019-5, Class E, 5.17%, 2/25/52, Callable 8/25/28 @ 100(a)(d) ............. 5,400 4,938
ReadyCap Commercial Mortgage Trust, Series 2019-6, Class C, 4.13%, 10/25/52, Callable
2/25/34 @ 100(a)(d) ................................................. 2,443 2,286
SLG Office Trust .......................................................
Series 2021-OVA, Class E, 2.85%, 7/15/41(a)(e) ............................ 8,350 7,179
Series 2021-OVA, Class F, 2.85%, 7/15/41(a)(e) ............................. 8,000 6,634
Soho Trust, Series 2021-SOHO, Class A, 2.79%, 8/10/38(a)(d)(e) .................... 1,500 1,274
UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.49%, 3/15/51, Callable 3/15/28
@ 100(d)(e) ....................................................... 67,584 401
Velocity Commercial Capital Loan Trust ......................................
Series 2024-6, Class A, 5.81%, 12/25/54, Callable 3/25/32 @ 100(a)(d) ............ 4,210 4,212
Series 2025-1, Class A, 6.03%, 2/25/55, Callable 1/25/45 @ 100(a)(d) ............. 2,649 2,665
VRTX Trust, Series 2025-HQ, Class D, 6.82%, 8/5/42(a)(d)(e) ...................... 4,680 4,620
Wells Fargo Commercial Mortgage Trust ......................................
Series 2026-1250B, Class C, 5.59%, 3/10/41(a)(d)(e) ......................... 790 777
Series 2026-1250B, Class D, 6.59%, 3/10/41(a)(d)(e) ......................... 390 388
123,354
Private CMO Floating (2.9%):
Bellemeade Re Ltd., Series 2024-1, Class M1B, 6.83% (SOFR30A+320bps), 8/25/34, Callable
9/25/27 @ 100(a)(b) ................................................. 2,288 2,295
Connecticut Avenue Securities Trust .........................................
Series 2020-SBT1, Class 1M2, 7.39% (SOFR30A+376bps), 2/25/40, Callable 2/25/27 @
100(a)(b) ......................................................... 2,670 2,710
Series 2022-R02, Class 2B1, 8.13% (SOFR30A+450bps), 1/25/42, Callable 1/25/27 @
100(a)(b) ......................................................... 7,980 8,136
Series 2024-R03, Class 2M2, 5.58% (SOFR30A+195bps), 3/25/44, Callable 3/25/29 @
100(a)(b) ......................................................... 3,280 3,304
Series 2024-R05, Class 2M2, 5.33% (SOFR30A+170bps), 7/25/44, Callable 7/25/29 @
100(a)(b) ......................................................... 2,644 2,648
Eagle RE Ltd., Series 2023-1, Class M1B, 7.58% (SOFR30A+395bps), 9/26/33, Callable
9/25/28 @ 100(a)(b) ................................................. 8,080 8,243
Federal Home Loan Mortgage Corporation .....................................
Series 2020-HQA3, Class B2, 13.74% (SOFR30A+1011bps), 7/25/50, Callable 7/25/30
@ 100(a)(b) ....................................................... 2,670 3,475
Series 2021-HQA4, Class B1, 7.38% (SOFR30A+375bps), 12/25/41, Callable 12/25/26
@ 100(a)(b) ....................................................... 2,340 2,368
Series 2021-MN1, Class M2, 7.38% (SOFR30A+375bps), 1/25/51, Callable 1/25/29 @
100(a)(b) ......................................................... 2,750 2,798
Federal Home Loan Mortgage Corporation MSCR Trust ...........................
Series 2021-MN1, Class B1, 11.38% (SOFR30A+775bps), 1/25/51, Callable 1/25/29 @
100(a)(b) ......................................................... 1,455 1,599
Series 2021-MN3, Class M2, 7.63% (SOFR30A+400bps), 11/25/51, Callable 7/25/36 @
100(a)(b) ......................................................... 6,000 6,148
Federal Home Loan Mortgage Corporation STACR REMIC Trust ....................
Series 2020-DNA6, Class B2, 9.28% (SOFR30A+565bps), 12/25/50, Callable 12/25/30
@ 100(a)(b) ....................................................... 2,630 3,020

Victory Portfolios IV
Victory Pioneer Strategic Income Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2020-HQA5, Class B2, 11.03% (SOFR30A+740bps), 11/25/50, Callable 11/25/30
@ 100(a)(b) ....................................................... $ 6,250 $ 7,577
Series 2026-HQA1, Class A1, 4.63% (SOFR30A+100bps), 5/25/46, Callable 5/25/31 @
100(a)(b) ......................................................... 5,352 5,361
Series 2026-HQA1, Class M1, 4.88% (SOFR30A+125bps), 5/25/46, Callable 5/25/31 @
100(a)(b) ......................................................... 7,591 7,601
Federal Home Loan Mortgage Corporation STACR Trust, Series 2019-FTR3, Class B2, 8.53%
(SOFR30A+491bps), 9/25/47, Callable 12/25/29 @ 100(a)(b) ................... 2,431 2,659
Home Re Ltd. .........................................................
Series 2023-1, Class M1B, 8.23% (SOFR30A+460bps), 10/25/33, Callable 10/25/28 @
100(a)(b) ......................................................... 1,031 1,051
Series 2026-1, Class M1A, 4.83% (SOFR30A+120bps), 1/25/36, Callable 10/25/28 @
100(a)(b) ......................................................... 1,830 1,830
JPMorgan Chase Bank NA ................................................
Series 2020-CL1, Class M3, 7.11% (TSFR1M+346bps), 10/25/57, Callable 8/25/36 @
100(a)(b) ......................................................... 3,758 3,966
Series 2021-CL1, Class M3, 5.43% (SOFR30A+180bps), 3/25/51, Callable 11/25/36 @
100(a)(b) ......................................................... 1,764 1,768
Series 2021-CL1, Class M4, 6.38% (SOFR30A+275bps), 3/25/51, Callable 11/25/36 @
100(a)(b) ......................................................... 1,565 1,583
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 6.99%
(SOFR30A+336bps), 10/25/49(a)(b) ..................................... 8,389 8,467
New Residential Mortgage Loan Trust, Series 2020-2A, Class B4A, 6.20%
(TSFR1M+261bps), 10/25/46, Callable 10/25/31 @ 100(a)(b) ................... 6,049 6,104
Radnor RE Ltd., Series 2021-2, Class M2, 8.63% (SOFR30A+500bps), 11/25/31, Callable
8/25/27 @ 100(a)(b) ................................................. 1,460 1,506
STACR Trust, Series 2018-HRP2, Class B2, 14.24% (SOFR30A+1061bps), 2/25/47, Callable
11/25/28 @ 100(a)(b) ................................................ 4,750 5,642
Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 5.91% (TSFR1M+226bps), 10/25/48,
Callable 1/25/29 @ 100(a)(b) .......................................... 5,639 5,826
Triangle Re Ltd., Series 2023-1, Class M1A, 7.03% (SOFR30A+340bps), 11/25/33, Callable
8/25/28 @ 100(a)(b) ................................................. 1,435 1,440
109,125
Private CMO IO (0.1%):
Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.20%, 6/1/51, Callable 2/25/47 @ 100(a)
(d)(e) ........................................................... 185,776 2,279
Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.24%, 7/25/51, Callable 8/25/41 @
100(a)(d)(e) ....................................................... 60,120 798
JP Morgan Mortgage Trust ................................................
Series 2021-10, Class AX1, 0.11%, 12/25/51, Callable 10/25/46 @ 100(a)(d)(e) ...... 117,008 711
Series 2021-8, Class AX1, 0.11%, 12/25/51, Callable 1/25/44 @ 100(a)(d)(e) ........ 102,115 615
4,403
Private CMO Other (2.2%):
Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A8, 2.50%, 6/25/51,
Callable 3/25/46 @ 100(a)(d) .......................................... 5,970 4,117
BINOM Securitization Trust, Series 2022-RPL1, Class M3, 3.00%, 2/25/61, Callable 7/25/26
@ 100(a)(d) ....................................................... 8,062 5,962
Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63, Callable
9/25/27 @ 100(a)(d) ................................................. 2,583 2,476
CFMT LLC ...........................................................
Series 2024-HB14, Class M4, 3.00%, 6/25/34, Callable 6/25/27 @ 100(a)(d) ........ 3,450 3,324
Series 2024-HB15, Class M4, 4.00%, 8/25/34(a)(d) .......................... 6,710 6,462
Citigroup Mortgage Loan Trust, Series 2018-RP3, Class B2, 3.25%, 3/25/61, Callable 12/25/37
@ 100(a)(d) ....................................................... 5,265 4,276
CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-17, Class B1, 5.50%, 6/25/33,
Callable 7/25/26 @ 100(d) ............................................ 173 —(h)
CSMC Trust, Series 2021-RPL2, Class M3, 3.49%, 1/25/60, Callable 10/25/37 @ 100(a)(d) . 2,639 1,769
Global Mortgage Securitization Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32, Callable
7/25/26 @ 100(a) ................................................... 172 —(h)
GS Mortgage-Backed Securities Corp. Trust ....................................
Series 2019-PJ3, Class B4, 3.96%, 3/25/50, Callable 7/25/26 @ 100(a)(d) .......... 2,157 1,891
Series 2019-PJ3, Class B5, 3.96%, 3/25/50, Callable 7/25/26 @ 100(a)(d) .......... 1,490 1,093

Victory Portfolios IV
Victory Pioneer Strategic Income Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B2, 4.27%, 9/25/56, Callable 7/25/26
@ 100(a)(d) ....................................................... $ 4,350 $ 3,511
JP Morgan Mortgage Trust ................................................
Series 2018-7FRB, Class B5, 5.11%, 4/25/46, Callable 11/25/29 @ 100(a)(d) ........ 981 849
Series 2021-3, Class A5, 2.50%, 7/25/51, Callable 10/25/41 @ 100(a)(d) ........... 2,000 1,397
Series 2021-INV1, Class B3, 2.97%, 10/25/51, Callable 9/25/47 @ 100(a)(d) ........ 1,824 1,513
La Hipotecaria El Salvadorian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52(a) . 5,322 4,758
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class B1, 3.83%, 11/25/59, Callable
10/25/42 @ 100(a)(d) ................................................ 13,904 11,929
Onity Loan Investment Trust, Series 2024-HB2, Class M3, 5.00%, 8/25/37, Callable 8/25/27 @
100(a)(d) ......................................................... 1,950 1,898
PRMI Securitization Trust .................................................
Series 2021-1, Class B2, 2.47%, 4/25/51, Callable 10/25/47 @ 100(a)(d) ........... 1,718 1,393
Series 2021-1, Class B3, 2.47%, 4/25/51, Callable 10/25/47 @ 100(a)(d) ........... 3,276 2,625
Provident Funding Mortgage Trust ..........................................
Series 2021-1, Class B1, 2.38%, 4/25/51, Callable 4/25/46 @ 100(a)(d) ............ 2,554 2,134
Series 2021-2, Class B2, 2.35%, 4/25/51, Callable 7/25/45 @ 100(a)(d) ............ 2,480 2,011
Rate Mortgage Trust .....................................................
Series 2021-HB1, Class B3, 2.70%, 12/25/51, Callable 11/25/42 @ 100(a)(d) ........ 1,693 1,367
Series 2022-J1, Class B3, 2.75%, 1/25/52, Callable 3/25/41 @ 100(a)(d) ........... 3,633 3,019
Sequoia Mortgage Trust ..................................................
Series 2021-9, Class B4, 2.85%, 1/25/52, Callable 1/25/49 @ 100(a)(d) ............ 1,783 910
Series 2022-1, Class B4, 2.94%, 2/25/52, Callable 6/25/43 @ 100(a)(d) ............ 2,744 1,419
Towd Point Mortgage Trust ................................................
Series 2017-1, Class B3, 3.73%, 10/25/56, Callable 9/25/30 @ 100(a)(d) ........... 5,000 4,241
Series 2021-R1, Class A1, 2.92%, 11/30/60(a)(d) ............................ 8,187 7,306
Visio Trust, Series 2019-2, Class B1, 3.91%, 11/25/54, Callable 7/25/26 @ 100(a)(d) ...... 800 768
84,418
Private CMO Z (0.1%):
Brean Asset Backed Securities Trust, Series 2021-RM2, Class M1, 1.75%, 10/25/61, Callable
9/25/26 @ 100(a) ................................................... 2,716 2,686
Total Collateralized Mortgage Obligations (Cost $403,094)
a
a
a
354,517
Shares
Common Stocks (0.1%)
Communication Services (0.0%):( i )
Altice France SA(j) ..................................................... 55,163 1,102
Consumer Discretionary (0.0%):( i )
Desarrolladora Homex SAB de CV(f)(j) ....................................... 1,018,282 —(h)
Energy (0.0%):( i )
Frontera Energy Corp. ................................................... 275 2
Industrials (0.1%):
Grupo Aeromexico SAB de CV(j) ........................................... 1,281,710 2,311
Materials (0.0%):
Emerald Plantation Holdings Ltd.(f) ......................................... 162,828 —
Total Common Stocks (Cost $2,090)
a
a
a
3,415
Preferred Stocks (0.7%)
Financials (0.7%):
Bank of America Corp., Series LL, 5.00%(k) ................................... 229,351 4,606
Capital One Financial Corp., Series L, 4.38%(k) ................................. 34,711 552
JPMorgan Chase & Co., Series MM, 4.20%(k) .................................. 309,879 5,321
KeyCorp, Series G, 5.63%(k) .............................................. 92,714 1,907
Morgan Stanley, Series O, 4.25%(k) ......................................... 383,166 6,502
State Street Corp., Series G, 5.35%(k) ........................................ 59,110 1,270
U.S. Bancorp, Series L, 3.75%(k) ........................................... 56,272 821

Victory Portfolios IV
Victory Pioneer Strategic Income Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description Shares
a
Value
(000)
Wells Fargo & Co., Series DD, 4.25%(k) ...................................... 233,315 $ 3,910
24,889
Total Preferred Stocks (Cost $26,059)
a
a
a
24,889
Principal Amount
(000)
Convertible Corporate Bonds (0.2%)
Communication Services (0.2%):
Live Nation Entertainment, Inc.
2.88%, 1/15/30 .................................................... $ 290 346
2.88%, 10/15/31(a) .................................................. 5,800 6,391
6,737
Real Estate (0.0%):( i )
Boston Properties LP, 2.00%, 10/1/30(a) ...................................... 1,220 1,180
Total Convertible Corporate Bonds (Cost $7,310)
a
a
a
7,917
Shares
Convertible Preferred Stocks (0.2%)
Information Technology (0.2%):
Oracle Corp., Series D, 6.50%, 1/15/29 ....................................... 129,200 5,808
Total Convertible Preferred Stocks (Cost $6,460)
a
a
a
5,808
Principal Amount
(000)
Senior Secured Loans (0.7%)
Consumer Discretionary (0.2%):
Fitness International LLC, Term B Loan, First Lien, 8.14% (SOFR01M+450bps), 2/12/29(b) . $ 789 791
River Rock Entertainment Authority, Term Loan, First Lien, 12.62% (SOFR01M+900bps),
11/24/31(b) ....................................................... 6,950 6,854
7,645
Financials (0.2%):
1261229 BC Ltd., Initial Term Loan, First Lien, 9.89% (SOFR01M+625bps), 10/8/30(b) .... 4,811 4,676
LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, First Lien, 6.14%
(SOFR01M+250bps), 4/14/31(b) ........................................ 1,936 1,937
6,613
Health Care (0.0%):( i )
Endo Finance Holdings, Inc., Term B Loan, 7.39% (SOFR01M+375bps), 4/23/31(b) ....... 1,248 1,251
Industrials (0.2%):
The Hertz Corporation, Initial Term B Loan, First Lien, 7.43% (SOFR03M+376bps),
6/30/28(b) ........................................................ 7,239 5,167
The Hertz Corporation, Initial Term C Loan, 7.43% (SOFR03M+376bps), 6/30/28(b) ...... 1,423 1,015
6,182
Materials (0.1%):
WireCo WorldGroup , Inc., 2023 Term B Loan, First Lien, 7.41% (SOFR03M+375bps),
11/13/28(b) ....................................................... 967 966
Worthington Steel, Inc., Initial Term Loan, First Lien, 7.62% (SOFR01M+400bps), 6/1/33(b) 3,200 3,197
4,163
Total Senior Secured Loans (Cost $27,751)
a
a
a
25,854
Corporate Bonds (26.8%)
Communication Services (1.0%):
CSC Holdings LLC, 4.63%, 12/1/30, Callable 8/1/26 @ 102.31(a) .................... 6,200 1,442
Meta Platforms, Inc.
6.20%, 5/15/46, Callable 11/15/45 @ 100 .................................. 16,750 16,762
5.63%, 11/15/55, Callable 5/15/55 @ 100 .................................. 4,455 4,037
5.75%, 11/15/65, Callable 5/15/65 @ 100 .................................. 7,590 6,818
Space Exploration Technologies Corp., 5.65%, 7/15/33, Callable 5/15/33 @ 100(a) ........ 8,315 8,265

Victory Portfolios IV
Victory Pioneer Strategic Income Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Uniti Group LP/ Uniti Group Finance, Inc./CSL Capital LLC, 8.63%, 6/15/32, Callable 6/15/28
@ 104.31(a) ...................................................... $ 1,925 $ 2,008
39,332
Consumer Discretionary (1.8%):
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.00%, 2/15/31, Callable 11/15/26 @ 104(a) ................................ 1,615 1,631
8.38%, 6/15/32, Callable 6/15/28 @ 104.19(a) .............................. 2,435 2,451
Champions Financing, Inc., 8.75%, 2/15/29, Callable 8/1/26 @ 104.38(a) ............... 7,474 7,269
Expedia Group, Inc., 5.50%, 4/15/36, Callable 1/15/36 @ 100 ....................... 11,160 11,049
Ford Motor Co., 6.10%, 8/19/32, Callable 5/19/32 @ 100 .......................... 4,430 4,511
HOA RoyaltyCo LLC, 4.72%, 11/22/55, Callable 8/1/26 @ 100(a)(c)(f) ................ 9,941 2,091
Mobility Global, Inc., 5.45%, 6/15/31, Callable 5/15/31 @ 100(a) .................... 2,030 2,052
Petco Health & Wellness Co., Inc., 8.25%, 2/1/31, Callable 2/1/28 @ 104.13(a) .......... 805 811
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29, Callable 1/16/29 @ 100(a) ................................ 17,100 15,451
4.63%, 4/6/31, Callable 1/6/31 @ 100(a) .................................. 5,300 4,430
The Michaels Cos., Inc., 8.50%, 3/15/33, Callable 3/15/29 @ 104.25(a) ................ 8,625 8,543
Volkswagen Group of America Finance LLC, 5.80%, 3/27/35, Callable 12/27/34 @ 100(a) .. 4,538 4,586
Whirlpool Corp., 7.50%, 7/1/31, Callable 7/1/28 @ 103.75(a) ....................... 745 754
ZF North America Capital, Inc., 7.13%, 4/14/30, Callable 2/14/30 @ 100(a) ............. 2,335 2,354
67,983
Consumer Staples (0.3%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.50%, 3/31/31, Callable 11/15/27 @ 102.75(a) ............................. 2,600 2,540
5.75%, 3/31/34, Callable 11/15/28 @ 102.88(a) ............................. 6,965 6,633
Fiesta Purchaser, Inc., 9.63%, 9/15/32, Callable 9/15/27 @ 104.81(a) .................. 1,038 1,017
10,190
Energy (2.4%):
Archrock Services LP/ Archrock Partners Finance Corp., 6.00%, 2/1/34, Callable 2/1/29 @
103(a) ........................................................... 1,535 1,526
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/31, Callable 8/1/31 @ 100(a) ................................. 4,115 4,119
5.00%, 11/17/32, Callable 9/17/32 @ 100(a) ................................ 6,760 6,685
Energy Transfer LP, 5.35%, 1/15/36, Callable 10/15/35 @ 100 ....................... 3,960 3,943
Harvest Midstream I LP, 6.75%, 5/15/34, Callable 5/15/29 @ 103.38(a) ................ 1,620 1,643
Hess Midstream Operations LP, 5.88%, 3/1/28, Callable 7/12/26 @ 102.94(a) ............ 1,545 1,556
Hilcorp Energy I LP/Hilcorp Finance Co.
6.88%, 5/15/34, Callable 5/15/29 @ 103.44(a) .............................. 7,930 7,716
7.25%, 2/15/35, Callable 2/15/30 @ 103.63(a) .............................. 23,191 22,834
Kodiak Gas Services LLC, 5.88%, 4/1/31, Callable 4/1/28 @ 102.94(a) ................ 1,415 1,419
Kraken Oil & Gas Partners LLC
7.63%, 8/15/29, Callable 8/15/26 @ 103.81(a) .............................. 1,130 1,141
7.13%, 5/15/31, Callable 5/15/28 @ 103.56(a) .............................. 3,785 3,701
NGPL PipeCo LLC, 5.60%, 8/15/36, Callable 2/15/36 @ 100(a) ..................... 2,980 2,964
SierraCol Energy Andina LLC, 6.00%, 6/15/28, Callable 8/1/26 @ 100(a) .............. 3,645 3,514
SierraCol Energy Andina LLC/ SierraCol Energy Arauca/Colombia Energy Development,
9.00%, 11/14/30, Callable 11/14/27 @ 104.5(a) ............................. 8,226 8,082
Venture Global Calcasieu Pass LLC, 6.00%, 5/1/36, Callable 11/1/35 @ 100(a) ........... 3,960 4,003
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30, Callable 9/15/30 @ 100(a) ............................... 4,185 4,282
6.50%, 1/15/34, Callable 7/15/33 @ 100(a) ................................ 4,840 5,043
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29, Callable 10/15/26 @ 103.75(a) ..... 5,247 5,381
89,552
Financials (11.2%):
Ally Financial, Inc.
6.18% (SOFR+229bps), 7/26/35, Callable 7/26/34 @ 100(b) .................... 7,750 7,877
6.65% (H15T5Y+245bps), 1/17/40, Callable 10/19/34 @ 100(b) ................. 5,823 5,760
Ameriprise Financial, Inc., 4.80%, 6/15/31, Callable 5/15/31 @ 100 ................... 1,165 1,165
Capital One Financial Corp.
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100(b) .................... 6,950 6,033
6.18% (SOFR+204bps), 1/30/36, Callable 1/30/35 @ 100(b) .................... 4,660 4,767

Victory Portfolios IV
Victory Pioneer Strategic Income Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Citadel Securities Global Holdings LLC
5.50%, 6/18/30, Callable 5/18/30 @ 100(a) ................................ $ 13,000 $ 13,166
6.20%, 6/18/35, Callable 3/18/35 @ 100(a) ................................ 5,517 5,638
Citigroup, Inc., 6.75% (H15T5Y+257bps), Callable 2/15/30 @ 100(b)(k) ............... 15,889 16,111
Citizens Financial Group, Inc., 5.30% (H15T5Y+145bps), 1/29/36, Callable 1/29/31 @ 100(b) 710 703
CNO Financial Group, Inc., 6.45%, 6/15/34, Callable 3/15/34 @ 100 .................. 10,720 11,171
Farmers Exchange Capital III, 5.45% (TSFR3M+372bps), 10/15/54, Callable 10/15/34 @
100(a)(b) ......................................................... 9,880 9,162
Farmers Insurance Exchange
4.75% (SOFR03M+323bps), 11/1/57, Callable 11/1/37 @ 100(a)(b) ............... 13,080 11,119
7.00% (H15T10Y+386bps), 10/15/64, Callable 7/15/54 @ 100(a)(b) .............. 6,810 6,843
First-Citizens Bank & Trust Co., 5.10% (SOFR+115bps), 7/13/29, Callable 7/13/28 @ 100(b) 3,695 3,700
Ford Motor Credit Co. LLC
5.88%, 11/7/29, Callable 10/7/29 @ 100 .................................. 13,710 13,875
7.35%, 3/6/30, Callable 1/6/30 @ 100 .................................... 3,700 3,912
3.63%, 6/17/31, Callable 3/17/31 @ 100 .................................. 7,600 6,930
6.05%, 11/5/31, Callable 9/5/31 @ 100 ................................... 10,520 10,650
6.53%, 3/19/32, Callable 1/19/32 @ 100 .................................. 3,490 3,607
6.13%, 3/8/34, Callable 12/8/33 @ 100 ................................... 2,052 2,065
6.50%, 2/7/35, Callable 11/7/34 @ 100 ................................... 18,130 18,567
5.87%, 10/31/35, Callable 7/31/35 @ 100 ................................. 11,710 11,465
Freedom Mortgage Holdings LLC
9.13%, 5/15/31, Callable 5/15/27 @ 104.56(a) .............................. 4,780 4,942
8.38%, 4/1/32, Callable 4/1/28 @ 104.19(a) ................................ 745 758
FS KKR Capital Corp., 7.50%, 8/1/31, Callable 5/1/31 @ 100 ....................... 4,730 4,711
HUT 8 DC LLC, 6.19%, 11/15/42, Callable 5/15/42 @ 100(a) ....................... 3,580 3,626
ION Platform Finance US, Inc./ION Platform Finance SARL, 9.00%, 8/1/29, Callable 8/1/26
@ 104.5(a) ....................................................... 5,540 4,929
Jane Street Group/JSG Finance, Inc., 6.75%, 5/1/33, Callable 5/1/28 @ 103.38(a) ......... 12,765 13,127
JPMorgan Chase & Co.
4.25% (SOFR+93bps), 10/22/31, Callable 10/22/30 @ 100(b) ................... 50,000 48,880
5.19% (SOFR+130bps), 2/5/37, Callable 2/5/36 @ 100(b) ...................... 9,800 9,638
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a) ............................... 16,165 18,145
Lincoln Financial Global Funding, 4.20%, 1/12/29(a) ............................. 2,240 2,209
Lincoln National Corp.
5.35%, 11/15/35, Callable 8/15/35 @ 100 .................................. 2,315 2,262
6.80% (H15T5Y+240bps), 7/15/56, Callable 4/15/36 @ 100(b) .................. 4,060 4,055
LSEG US Fin Corp., 5.25%, 3/23/36, Callable 12/23/35 @ 100(a) .................... 2,315 2,305
Massachusetts Mutual Life Insurance Co., 5.95%, 6/1/56, Callable 12/1/55 @ 100(a) ...... 9,180 9,094
MetLife, Inc., 5.85% (H15T5Y+182bps), 3/15/56, Callable 3/15/36 @ 100(b) ............ 4,465 4,405
Morgan Stanley
5.95% (H15T5Y+243bps), 1/19/38, Callable 1/19/33 @ 100(b) .................. 1,930 1,986
5.94% (H15T5Y+180bps), 2/7/39, Callable 2/7/34 @ 100(b) .................... 7,605 7,843
Morgan Stanley Bank NA, 4.79% (SOFRINDX+97bps), 5/10/30, Callable 5/10/29 @ 100(b) . 9,076 9,085
Northern Trust Corp., 5.12% (H15T5Y+105bps), 11/19/40, Callable 11/19/35 @ 100(b) .... 3,560 3,481
Old National Bancorp, 5.77% (TSFR3M+220bps), 2/15/36, Callable 2/15/31 @ 100(b) ..... 1,070 1,070
OneMain Finance Corp.
6.13%, 5/15/30, Callable 11/15/29 @ 100 .................................. 2,885 2,885
4.00%, 9/15/30, Callable 8/1/26 @ 102 ................................... 5,775 5,338
PennyMac Financial Services, Inc., 6.75%, 2/15/34, Callable 8/15/28 @ 103.38(a) ........ 4,460 4,281
Pinnacle Financial Partners, Inc., 5.60% (SOFR+170bps), 5/19/32, Callable 5/19/31 @ 100(b) 2,720 2,729
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29, Callable 9/15/26 @
104.88(a) ......................................................... 7,672 8,015
Prudential Financial, Inc., 6.25% (H15T5Y+178bps), 6/15/56, Callable 3/15/36 @ 100(b) ... 3,205 3,212
Regions Bank, 4.75% (SOFR+81bps), 7/27/29, Callable 7/27/28 @ 100(b) .............. 6,850 6,852
Rocket Cos., Inc.
6.13%, 8/1/31, Callable 8/1/28 @ 103.06(a) ................................ 1,405 1,435
6.50%, 6/15/34, Callable 6/15/29 @ 103.25(a) .............................. 1,070 1,097
Santander Holdings USA, Inc., 5.04% (SOFR+110bps), 6/5/30, Callable 6/5/29 @ 100(b) ... 6,135 6,134

Victory Portfolios IV
Victory Pioneer Strategic Income Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Starwood Property Trust, Inc.
5.25%, 10/15/28, Callable 7/15/28 @ 100(a) ............................... $ 3,785 $ 3,768
5.88%, 8/15/29, Callable 5/15/29 @ 100(a) ................................ 950 953
5.75%, 1/15/31, Callable 7/15/30 @ 100(a) ................................ 9,575 9,515
6.13%, 6/1/31, Callable 12/1/30 @ 100(a) ................................. 2,645 2,659
Synchrony Financial, 7.25% (H15T5Y+308bps), Callable 8/15/31 @ 100(b)(k) ........... 8,880 8,827
The Goldman Sachs Group, Inc., 4.97% (SOFR+103bps), 6/3/32, Callable 6/3/31 @ 100(b) .. 5,400 5,397
The PNC Financial Services Group, Inc., 5.42% (H15T5Y+117bps), 1/25/41, Callable 1/25/36
@ 100(b) ......................................................... 2,785 2,736
UWM Holdings LLC, 6.25%, 3/15/31, Callable 3/15/28 @ 103.13(a) .................. 2,915 2,598
Velocity Vehicle Group LLC, 8.00%, 6/1/29, Callable 8/1/26 @ 104(a) ................. 4,107 4,056
Versuni Group BV, 5.75%, 7/1/33, Callable 7/1/29 @ 102.88(a) ...................... 5,935 6,706
WS Escrow LLC, 7.75%, 6/1/33, Callable 6/1/29 @ 103.88(a) ....................... 1,345 1,381
421,411
Health Care (0.7%):
Baxter International, Inc., 4.90%, 12/15/30, Callable 11/15/30 @ 100 .................. 1,550 1,539
DENTSPLY SIRONA, Inc., 8.37% (H15T5Y+438bps), 9/12/55, Callable 6/12/30 @ 100(b) . 10,187 10,195
Encompass Health Corp., 5.88%, 6/1/34, Callable 6/1/29 @ 102.94(a) ................. 2,585 2,580
Highmark, Inc., 5.75%, 5/15/36, Callable 2/15/36 @ 100(a) ......................... 2,870 2,892
Meridian Arc Holdco LLC, 6.25%, 4/30/31, Callable 4/30/28 @ 103.13(a) .............. 2,710 2,716
Tricida , Inc.
5/15/27(c)(f) ...................................................... 7,025 —(h)
5/15/27(f)(g) ...................................................... 7,025 —(h)
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29, Callable 8/1/26 @ 104.88(a) ........... 6,325 5,963
25,885
Industrials (1.4%):
AECOM, 6.00%, 8/1/33, Callable 8/1/28 @ 103(a) ............................... 11,780 11,797
Alaska Airlines, Inc., 6.50%, 6/1/31, Callable 12/1/30 @ 100(a) ...................... 6,415 6,449
American Airlines Pass Through Trust, 3.95%, 7/11/30 ............................ 1,117 1,068
Core & Main LP, 6.00%, 7/1/34, Callable 7/1/29 @ 103(a) ......................... 1,920 1,929
EquipmentShare.com, Inc., 7.13%, 7/1/34, Callable 7/1/29 @ 103.56(a) ................ 5,690 5,591
Herc Holdings, Inc.
5.75%, 3/15/31, Callable 3/15/28 @ 102.88(a) .............................. 1,435 1,433
7.25%, 6/15/33, Callable 6/15/28 @ 103.63(a) .............................. 2,480 2,586
6.00%, 3/15/34, Callable 3/15/29 @ 103(a) ................................ 1,450 1,440
Honeywell Aerospace, Inc.
4.60%, 3/16/33, Callable 1/16/33 @ 100(a) ................................ 2,630 2,581
4.95%, 3/16/36, Callable 12/16/35 @ 100(a) ............................... 5,210 5,130
Qxo Building Products, Inc.
6.50%, 7/15/31, Callable 7/15/28 @ 103.25(a) .............................. 940 958
6.88%, 7/15/34, Callable 7/15/29 @ 103.44(a) .............................. 940 965
The ADT Security Corp., 5.88%, 10/15/33, Callable 10/15/32 @ 100(a) ................ 7,195 7,068
United Airlines Holdings, Inc., 5.38%, 3/1/31, Callable 9/1/30 @ 100 .................. 2,520 2,502
Verisk Analytics, Inc., 4.45%, 3/15/31, Callable 2/15/31 @ 100 ...................... 1,325 1,297
52,794
Information Technology (1.9%):
Core Scientific Finance I LLC, 7.75%, 5/15/31, Callable 5/15/28 @ 103.88(a) ........... 3,765 3,818
CoreWeave , Inc., 9.00%, 2/1/31, Callable 2/1/28 @ 104.5(a) ........................ 12,390 12,244
ESC Gab, 8/20/51(f)(g) .................................................. 10,200 —
Foundry JV Holdco LLC
5.90%, 1/25/30, Callable 12/25/29 @ 100(a) ............................... 8,134 8,392
6.15%, 1/25/32, Callable 11/25/31 @ 100(a) ................................ 10,114 10,608
Intel Corp., 5.30%, 5/15/36, Callable 2/15/36 @ 100 .............................. 3,360 3,343
Oracle Corp.
5.95%, 9/26/55, Callable 3/26/55 @ 100 .................................. 7,246 6,158
6.70%, 2/4/56, Callable 8/4/55 @ 100 .................................... 18,115 17,050
6.85%, 2/4/66, Callable 8/4/65 @ 100 .................................... 4,740 4,412
Qnity Electronics, Inc.
5.75%, 8/15/32, Callable 8/15/28 @ 102.88(a) .............................. 2,605 2,619
6.25%, 8/15/33, Callable 8/15/28 @ 103.13(a) .............................. 2,635 2,681
71,325

Victory Portfolios IV
Victory Pioneer Strategic Income Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Materials (1.6%):
ARC Falcon I, Inc./ Arclin USA LLC/New Arclin US Holding Corp., 9.75%, 3/1/33, Callable
3/1/29 @ 104.88(a) ................................................. $ 10,065 $ 9,686
Celanese US Holdings LLC, 7.70%, 11/15/33, Callable 8/15/33 @ 100 ................. 3,570 3,814
Cleveland Cliffs, Inc.
7.50%, 9/15/31, Callable 3/15/28 @ 103.75(a) .............................. 920 931
7.00%, 3/15/32, Callable 3/15/27 @ 103.5(a) ............................... 3,185 3,160
7.38%, 5/1/33, Callable 5/1/28 @ 103.69(a) ................................ 6,905 6,901
7.63%, 1/15/34, Callable 1/15/29 @ 103.81(a) .............................. 2,400 2,397
Commercial Metals Co., 6.00%, 12/15/35, Callable 12/15/30 @ 103(a) ................ 5,425 5,411
Hybar LLC, 7.38%, 7/1/34, Callable 7/1/29 @ 103.69(a) ........................... 505 507
Novelis Corp., 6.38%, 8/15/33, Callable 8/15/28 @ 103.19(a) ....................... 7,050 7,101
Southern Copper Corp., 5.35%, 6/24/36, Callable 3/24/36 @ 100 ..................... 21,805 21,685
61,593
Real Estate (0.4%):
Beacon Point DC LLC, 6.13%, 11/30/42, Callable 5/30/42 @ 100(a) .................. 6,565 6,621
CBRE Services, Inc., 4.90%, 1/15/33, Callable 11/15/32 @ 100 ...................... 1,770 1,745
Highwoods Realty LP
3.05%, 2/15/30, Callable 11/15/29 @ 100 .................................. 610 568
2.60%, 2/1/31, Callable 11/1/30 @ 100 ................................... 640 571
5.35%, 1/15/33, Callable 11/15/32 @ 100 .................................. 1,535 1,527
Kennedy-Wilson, Inc.
7.00%, 6/1/31, Callable 6/1/28 @ 103.5(a) ................................. 2,510 2,566
7.25%, 6/1/33, Callable 6/1/29 @ 103.63(a) ................................ 2,510 2,563
16,161
Utilities (4.1%):
Alta Wind Holdings LLC, 7.00%, 6/30/35(a) ................................... 556 539
American Electric Power Co., Inc.
5.80% (H15T5Y+213bps), 3/15/56, Callable 12/15/30 @ 100(b) ................. 37,263 37,058
6.05% (H15T5Y+194bps), 3/15/56, Callable 12/15/35 @ 100(b) ................. 11,265 11,202
Basin Electric Power Cooperative, 5.85%, 10/15/55, Callable 4/15/55 @ 100 ............ 2,113 2,068
Consolidated Edison Co. of New York, Inc., 5.88%, 6/15/56, Callable 12/15/55 @ 100 ..... 6,260 6,293
Dominion Energy, Inc., 6.25% (H15T5Y+170bps), 12/15/56, Callable 9/16/36 @ 100(b) .... 3,990 4,007
Duke Energy Carolinas LLC, 5.15%, 6/15/36, Callable 3/15/36 @ 100 ................. 4,270 4,274
Essential Utilities, Inc., 5.13%, 3/15/36, Callable 12/15/35 @ 100 .................... 2,860 2,819
Eversource Energy
6.10% (H15T5Y+252bps), 8/15/56, Callable 5/15/31 @ 100(b) .................. 2,290 2,286
6.35% (H15T5Y+233bps), 8/15/56, Callable 5/15/36 @ 100(b) .................. 1,225 1,226
Long Ridge Energy LLC, 8.75%, 2/15/32, Callable 2/15/28 @ 104.38(a) ............... 7,100 7,494
NextEra Energy Capital Holdings, Inc.
6.20% (H15T5Y+177bps), 10/1/56, Callable 7/4/36 @ 100(b) ................... 3,925 3,921
6.63% (H15T5Y+169bps), 10/1/66, Callable 7/4/46 @ 100(b) ................... 3,920 3,980
NRG Energy, Inc., 6.13%, 5/15/36, Callable 5/15/31 @ 103.06(a) .................... 7,250 7,253
Public Service Enterprise Group, Inc., 4.80%, 6/15/31, Callable 5/15/31 @ 100 ........... 3,335 3,326
San Diego Gas & Electric Co., 5.20%, 3/15/36, Callable 12/15/35 @ 100 ............... 2,135 2,125
Sempra
6.55% (H15T5Y+214bps), 4/1/55, Callable 1/1/35 @ 100(b) .................... 10,760 10,847
6.37% (H15T5Y+263bps), 4/1/56, Callable 1/1/31 @ 100(b) .................... 2,705 2,732
Southern California Edison Co., 4.95%, 9/15/31, Callable 8/15/31 @ 100 ............... 3,460 3,453
Southern Power Co., 4.80%, 6/15/31, Callable 4/15/31 @ 100 ....................... 4,330 4,318
Spire, Inc.
6.25% (H15T5Y+256bps), 6/1/56, Callable 3/1/31 @ 100(b) .................... 3,561 3,547
6.45% (H15T5Y+233bps), 6/1/56, Callable 3/1/36 @ 100(b) .................... 2,220 2,235
Talen Energy Supply LLC
6.25%, 2/1/34, Callable 10/15/28 @ 103.13(a) .............................. 4,400 4,373
6.50%, 2/1/36, Callable 10/15/30 @ 103.25(a) .............................. 7,500 7,561
Vistra Operations Co. LLC
4.60%, 10/15/30, Callable 9/15/30 @ 100(a) ............................... 10,970 10,793
4.70%, 1/31/31, Callable 12/31/30 @ 100(a) ............................... 1,225 1,201
5.35%, 1/31/36, Callable 10/31/35 @ 100(a) ............................... 1,735 1,700

Victory Portfolios IV
Victory Pioneer Strategic Income Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
WEC Energy Group, Inc., 5.63% (H15T5Y+191bps), 5/15/56, Callable 2/15/31 @ 100(b) ... $ 1,565 $ 1,556
154,187
Total Corporate Bonds (Cost $1,013,758)
a
a
a
1,010,413
Insurance-Linked Securities (3.3%)
Collateralized Reinsurance (0.4%):
Multiperil - Massachusetts - (0.0%):( i )
Portsalon Re, 5/31/28(f)(j)(l)(m) ............................................ 400 286
Multiperil - U.S. - (0.3%):
Pi0047 Re, 6/30/31(f)(j)(l)(m) .............................................. 10,000 11,124
Multiperil - U.S. & Canada - (0.0%):( i )
Macclesfield Re, 6/17/27(f)(j)(l)(m) .......................................... 1,000 1,003
Multiperil - Worldwide - (0.1%):
Cheltenham Re 2026, 5/31/30(l)(m) .......................................... 1,000 823
Gamboge Re, 3/31/30(f)(j)(l)(m) ............................................ 5,000 803
Merion Re
12/31/30(f)(j)(l)(m) ................................................. 750 12
12/31/31(f)(j)(l)(m) ................................................. 750 712
Old Head Re, 12/31/31(f)(j)(l)(m) ........................................... 500 449
Phoenix 3 RE Pte Ltd., 1/4/39, Callable 8/1/26 @ 100(l)(m) ........................ 1,000 1,247
Pine Valley Re, 12/31/31(f)(j)(l)(m) .......................................... 750 705
Tomtit Re, 12/31/31(f)(j)(l)(m) ............................................. 500 530
Walton Heath Re, 12/15/27(f)(j)(l)(m) ........................................ 2,000 115
Windstorm - North Carolina - (0.0%):( i )
Mangrove Re 2026 A, 4/30/32(f)(l)(m) ........................................ 500 472
Mangrove Re 2026 B, 4/30/32(f)(l)(m) ........................................ 500 477
18,758
Event Linked Bonds (1.9%):
Earthquake - California - (0.0%):( i )
Torrey Pines Re, 6.81% (1 Month U.S. Treasury Bill+300bps), 6/7/29, Callable 6/1/27 @
102(a)(b)(m) ...................................................... 400 402
Ursa Re II, 8.52% (MSMMUSTF+500bps), 12/7/29, Callable 12/7/27 @ 102.75(a)(b)(m) ... 500 506
Earthquake - U.S. - (0.0%):( i )
Acorn Re, 6.63% (GSMMUSTF+310bps), 11/5/27, Callable 8/1/26 @ 102.5(a)(b)(m) ...... 500 506
Herbie Re, 7.77% (MSMMUSTF+425bps), 1/7/30, Callable 1/7/27 @ 103(a)(b)(m) ....... 500 500
Veraison Re
6.43%, (GSMMUSTI+290bps), 3/8/29, Callable 3/8/27 @ 102.25(a)(b)(m) ......... 400 404
7.68%, (GSMMUSTI+415bps), 3/8/29, Callable 3/8/27 @ 102.25(a)(b)(m) ......... 400 400
Flood - U.S. - (0.1%):
FloodSmart Re, 17.88% (FHMMUSTF+1436bps), 3/12/27(a)(b)(m) .................. 1,000 1,032
Health - U.S. - (0.2%):
Vitality Re XIV
7.02%, (FHMMUSTF+350bps), 1/5/27(a)(b)(m) ............................ 4,000 4,030
8.02%, (FHMMUSTF+450bps), 1/5/27(a)(b)(m) ............................ 400 404
Vitality Re XVII, 5.53% (GSMMUSTI+200bps), 1/8/30(a)(b)(m) .................... 2,500 2,497
Multiperil - Massachusetts - (0.0%):( i )
Mayflower Re, 7.02% (FHMMUSTF+350bps), 7/7/28, Callable 8/1/26 @ 102.75(a)(b)(m) .. 500 508
Multiperil - U.S. - (0.6%):
Aquila Re I
8.95%, (BRMMUSDF+539bps), 6/7/27, Callable 8/1/26 @ 103(a)(b)(m) ........... 500 507
7.31%, (3 Month U.S. Treasury Bill+350bps), 6/10/30, Callable 6/7/27 @ 104.5(a)(b)(m) 400 399
8.06%, (3 Month U.S. Treasury Bill+425bps), 6/10/30, Callable 6/7/27 @ 104.5(a)(b)(m) 400 399
Bonanza Re
7.27%, (MSMMUSTF+375bps), 12/19/27(a)(b)(m) .......................... 250 251
9.02%, (MSMMUSTF+550bps), 12/19/27(a)(b)(m) .......................... 1,000 997

Victory Portfolios IV
Victory Pioneer Strategic Income Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Commonwealth Re, 7.30% (JMMMUSTF+375bps), 7/10/28, Callable 6/10/27 @ 101.5(a)(b)
(m) ............................................................. $ 750 $ 760
Foundation Re IV, 7.05% (JMMMUSTF+350bps), 1/7/30, Callable 1/1/27 @ 102.5(a)(b)(m) . 700 699
Four Lakes Re
9.08%, (BRMMUSDF+552bps), 1/7/27, Callable 8/1/26 @ 102.5(a)(b)(m) .......... 250 251
9.06%, (BRMMUSDF+550bps), 1/7/28, Callable 12/31/26 @ 102(a)(b)(m) ......... 750 762
11.81%, (BRMMUSDF+825bps), 1/7/28, Callable 12/31/26 @ 102.75(a)(b)(m) ...... 250 250
6.81%, (BRMMUSDF+325bps), 1/8/29, Callable 12/31/27 @ 101.25(a)(b)(m) ....... 400 399
9.56%, (BRMMUSDF+600bps), 1/8/29, Callable 12/31/27 @ 101.5(a)(b)(m) ........ 1,250 1,240
Fuchsia London Bridge 2 PCC, 2024-1, 8.69% (FRMMUSTI+514bps), 4/6/28, Callable 8/1/26
@ 104(a)(b)(m) .................................................... 750 760
Herbie Re, 10.80% (JMMMUSTF+725bps), 1/8/29, Callable 12/31/27 @ 102(a)(b)(m) ..... 500 504
High Point Re, 9.20% (BRMMUSDF+564bps), 1/6/27, Callable 8/1/26 @ 102.25(a)(b)(m) .. 2,500 2,511
Long Point Re IV, 7.31% (1 Month U.S. Treasury Bill+350bps), 6/3/30, Callable 8/1/26 @
103.25(a)(b)(m) .................................................... 400 399
Matterhorn Re, 11.31% (BRMMUSDF+775bps), 2/16/29, Callable 2/10/27 @ 103.9(a)(b)(m) 300 297
Merna Re
10.06%, (3 Month U.S. Treasury Bill+625bps), 7/9/29(a)(b)(m) .................. 850 885
13.06%, (3 Month U.S. Treasury Bill+925bps), 7/9/29(a)(b)(m) .................. 250 259
Merna Re Companywide, 10.55% (JMMMUSTF+700bps), 7/7/28(a)(b)(m) ............. 500 514
Merna Re Enterprise, 11.30% (JMMMUSTF+775bps), 7/7/28(a)(b)(m) ................ 500 515
Merna Re II
11.00%, (GSMMUSTI+747bps), 7/7/27(a)(b)(m) ............................ 500 512
12.02%, (GSMMUSTI+849bps), 7/7/27(a)(b)(m) ............................ 1,000 1,020
Mystic Re IV, 15.53% (GSMMUSTI+1200bps), 1/8/27(a)(b)(m) ..................... 600 603
Residential Re
10.68%, (JMMMUSTF+713bps), 12/6/26(a)(b)(m) ........................... 1,500 1,491
9.55%, (JMMMUSTF+600bps), 12/6/27(a)(b)(m) ............................ 750 778
12.46%, (JMMMUSTF+891bps), 12/6/27(a)(b)(m) ........................... 1,500 1,541
8.84%, (JMMMUSTF+538bps), 12/6/28(a)(b)(m) ............................ 750 767
10.68%, (JMMMUSTF+694bps), 12/6/28(a)(b)(m) ........................... 750 762
Sanders Re II
7.53%, (GSMMUSTI+400bps), 4/7/28(a)(b)(m) ............................. 600 609
8.03%, (GSMMUSTI+450bps), 4/7/28(a)(b)(m) ............................. 600 612
7.55%, (BRMMUSDF+399bps), 4/7/29(a)(b)(m) ............................ 1,500 1,514
8.92%, (BRMMUSDF+536bps), 4/7/29(a)(b)(m) ............................ 2,000 2,031
7.78%, (GSMMUSTI+425bps), 4/8/30(a)(b)(m) ............................. 600 626
8.28%, (GSMMUSTI+475bps), 4/8/30(a)(b)(m) ............................. 600 631
Sanders Re III
9.03%, (BRMMUSDF+547bps), 4/7/27(a)(b)(m) ............................ 250 253
9.55%, (BRMMUSDF+599bps), 4/7/27(a)(b)(m) ............................ 750 763
9.12%, (BRMMUSDF+556bps), 4/7/28(a)(b)(m) ............................ 750 779
8.81%, (3 Month U.S. Treasury Bill+500bps), 4/8/30(a)(b)(m) ................... 350 351
8.81%, (3 Month U.S. Treasury Bill+500bps), 4/7/31(a)(b)(m) ................... 400 403
Sanders Re IV
7.03%, (HSMMUSTF+350bps), 4/8/30(a)(b)(m) ............................ 350 351
7.03%, (HSMMUSTF+350bps), 4/7/31(a)(b)(m) ............................ 400 401
Skyline Re II, 2025-1, 7.31% (1 Month U.S. Treasury Bill+350bps), 1/7/30, Callable 1/7/27 @
103.25(a)(b)(m) .................................................... 500 503
Multiperil - U.S. & Canada - (0.1%):
Atlas Capital DAC, 2024, 15.85% (SOFR+1222bps), 6/8/27(a)(b)(m) ................. 750 797
Easton Re, 11.05% (BRMMUSDF+750bps), 1/8/27(a)(b)(m) ........................ 250 251
Galileo Re
10.53%, (GSMMUSTI+700bps), 1/7/28, Callable 8/1/26 @ 104.5(a)(b)(m) ......... 1,000 1,028
6.80%, (JMMMUSTF+325bps), 1/8/30, Callable 1/8/27 @ 103(a)(b)(m) ............ 500 500
Hypatia Re, 8.53% (BNMMDTSC+500bps), 5/14/29, Callable 5/14/27 @ 102.5(a)(b)(m) ... 400 399
Montoya Re, 8.80% (JMMMUSTF+525bps), 4/9/30, Callable 4/15/27 @ 104.5(a)(b)(m) .... 400 403
Multiperil - U.S. Northeast - (0.0%):( i )
Locke Tavern Re, 6.80% (JMMMUSTF+325bps), 4/9/29, Callable 4/9/27 @ 102(a)(b)(m) ... 400 397
Multiperil - Worldwide - (0.0%):( i )
Bridge Street Re, 11.30% (JMMMUSTF+775bps), 1/8/29, Callable 1/7/27 @ 104.5(a)(b)(m) . 800 800
Cat Re, 2001, 15.79% (JMMMUSTF+1224bps), 1/8/27(a)(b)(m) ..................... 500 504

Victory Portfolios IV
Victory Pioneer Strategic Income Fund
15
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Kendall Re, 9.77% (GSMMUSTI+625bps), 4/30/27(a)(b)(m) ....................... $ 1,000 $ 1,019
Silk Road Re, 9.53% (BNMMDTSC+600bps), 1/10/28, Callable 8/1/26 @ 104.75(a)(b)(m) .. 250 252
Windstorm - Florida - (0.0%):( i )
Integrity Re, 4.02% (FHMMUSTF+50bps), 6/6/30(a)(b)(m) ........................ 277 156
Integrity Re III
11.52%, (FHMMUSTF+800bps), 6/6/28(a)(b)(m) ............................ 750 775
13.27%, (FHMMUSTF+975bps), 6/6/28(a)(b)(m) ............................ 750 770
Marlon, 10.86% (JMMMUSTF+731bps), 6/7/27(a)(b)(m) .......................... 250 258
Merna Re II, 12.28% (GSMMUSTI+875bps), 7/7/27(a)(b)(m) ....................... 500 515
Palm Re, 11.28% (BNMMDTSC+775bps), 6/7/28, Callable 8/1/26 @ 106.5(a)(b)(m) ...... 750 765
Purple Re Ltd., 12.68% (JMMMUSTF+913bps), 6/7/27(a)(b)(m) ..................... 500 513
Windstorm - Massachusetts - (0.0%):( i )
Mayflower Re, 8.44% (FHMMUSTF+493bps), 7/8/27(a)(b)(m) ...................... 750 763
Windstorm - North Carolina - (0.2%):
Blue Ridge Re
8.77%, (FHMMUSTF+525bps), 1/8/27(a)(b)(m) ............................ 500 504
11.51%, (FHMMUSTF+799bps), 1/8/27(a)(b)(m) ............................ 1,250 1,258
7.02%, (FHMMUSTF+350bps), 1/8/29, Callable 1/8/27 @ 103(a)(b)(m) ........... 250 250
9.52%, (FHMMUSTF+600bps), 1/8/29, Callable 1/8/27 @ 104.5(a)(b)(m) .......... 250 250
Cape Lookout Re, 10.42% (FHMMUSTF+690bps), 3/13/28, Callable 3/14/27 @ 102.25(a)(b)
(m) ............................................................. 1,750 1,825
Windstorm - U.S. - (0.5%):
Alamo Re
11.06%, (1 Month U.S. Treasury Bill+725bps), 6/7/28(a)(b)(m) .................. 400 399
9.06%, (1 Month U.S. Treasury Bill+525bps), 6/7/29(a)(b)(m) ................... 400 399
Mayflower Re
8.57%, (FHMMUSTF+505bps), 7/8/26(a)(b)(m) ............................ 2,500 2,500
10.03%, (FHMMUSTF+651bps), 7/8/26(a)(b)(m) ............................ 2,750 2,751
Merna Re II, 13.99% (GSMMUSTI+1047bps), 7/7/26(a)(b)(m) ...................... 9,250 9,250
Windstorm - U.S. Gulf - (0.0%):( i )
Windrose Re, 11.81% (3 Month U.S. Treasury Bill+800bps), 2/13/29, Callable 2/15/27 @
104(a)(b)(m) ...................................................... 750 747
Windstorm - U.S. Multistate - (0.1%):
Chartwell Re
9.91%, (JMMMUSTF+636bps), 6/7/28, Callable 6/7/27 @ 102(a)(b)(m) ........... 625 644
11.16%, (JMMMUSTF+761bps), 6/7/28, Callable 8/1/26 @ 104.5(a)(b)(m) ......... 250 257
Commonwealth Re, 7.41% (JMMMUSTF+386bps), 7/8/26(a)(b)(m) .................. 1,750 1,750
Gateway Re, 9.46% (BRMMUSDF+590bps), 7/8/27(a)(b)(m) ....................... 250 252
Windstorm - U.S. Northeast - (0.1%):
Citrus Re, 9.06% (3 Month U.S. Treasury Bill+525bps), 6/7/29, Callable 6/1/27 @ 102.75(a)(b)
(m) ............................................................. 400 405
Windrose Re, 8.78% (HSMMUSTF+525bps), 2/13/29, Callable 2/15/27 @ 102.5(a)(b)(m) .. 2,000 1,997
Windstorm Mexico - (0.0%):( i )
International Bank for Reconstruction & Development
15.84%, (SOFR+1222bps), 4/24/28(a)(b)(m) ............................... 250 266
17.34%, (SOFR+1372bps), 4/24/28(a)(b)(m) ............................... 250 256
Winterstorm - U.S. - (0.0%):( i )
Matterhorn Re, 3.56%, 12/7/26(a)(m) ........................................ 500 468
Winterstorm - U.S. Northwest - (0.0%):( i )
Matterhorn Re, 9.06% (BRMMUSDF+550bps), 12/7/27, Callable 6/7/27 @ 101.65(a)(b)(m) . 750 748
80,089
Reinsurance Sidecars (1.0%):
Multiperil - U.S. - (0.1%):
Carnoustie Re, 12/31/31(f)(j)(l)(m) .......................................... 2,000 1,975
Multiperil - Worldwide - (0.9%):

Victory Portfolios IV
Victory Pioneer Strategic Income Fund
16
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Alturas Re
2.80%, 7/31/26(f)(j)(m)(n) ............................................ $ 237 $ 7
1.25%, 12/31/27(f)(j)(m)(n) ........................................... 2,318 28
Bantry Re
6/30/31(f)(j)(l)(m) .................................................. 3,250 3,779
12/31/31(f)(j)(l)(m) ................................................. 4,442 4,881
Berwick Re, 12/31/31(f)(j)(l)(m) ............................................ 2,220 2,231
Eden Re II
3/19/27(a)(f)(l)(m) ................................................. 30 120
3/17/28(a)(f)(l)(m) ................................................. 29 106
3/19/30(a)(f)(l)(m) ................................................. 2,800 300
Gleneagles Re, 2022, 12/31/27(f)(j)(l)(m) ...................................... 1,250 —
Gullane Re, 12/31/31(f)(j)(l)(m) ............................................ 3,856 2,980
Pangaea Re, 12/31/31(f)(j)(l)(m) ............................................ 1,500 1,449
Sector Re V
12/1/29(a)(f)(l)(m) ................................................. 3 194
12/1/30(a)(f)(l)(m) ................................................. 4,400 4,942
Thopas Re
12/31/26(f)(j)(m)(n) ................................................ 5,000 77
12/31/26(f)(j)(m)(n) ................................................ 4,000 20
12/31/27(f)(j)(m)(n) ................................................ 3,000 19
12/31/28(f)(j)(m)(n) ................................................ 3,192 —
12/31/29(f)(j)(m)(n) ................................................ 3,192 18
12/31/30(f)(j)(m)(n) ................................................ 3,000 163
12/31/31(f)(j)(m)(n) ................................................ 3,488 3,744
Viribus Re
12/31/26(f)(j)(m)(n) ................................................ 3,650 —
12/31/28(f)(j)(m)(n) ................................................ 1,500 —
27,033
Total Insurance-Linked Securities (Cost $118,931)
a
a
a
125,880
Yankee Dollars (25.9%)
Communication Services (0.8%):
Total Play Telecomunicaciones SA de CV, 11.13%, 12/31/32, Callable 7/1/28 @ 105(a) ..... 18,125 17,554
Turkcell Iletisim Hizmetleri A/S, 7.65%, 1/24/32, Callable 10/24/31 @ 100(a) ........... 9,149 9,455
VZ Secured Financing BV, 5.00%, 1/15/32, Callable 1/15/27 @ 102.5(a) ............... 4,205 3,680
30,689
Consumer Discretionary (0.2%):
Melco Resorts Finance Ltd., 6.50%, 9/24/33, Callable 9/24/28 @ 103.25(a) ............. 1,360 1,332
MGM China Holdings Ltd., 6.25%, 5/15/33, Callable 5/15/29 @ 103.13(a) .............. 5,240 5,122
6,454
Consumer Staples (0.1%):
Aragvi Finance International DAC
11.13%, 11/20/29, Callable 11/20/26 @ 105.56(a) ............................ 617 492
12.75%, 5/26/31, Callable 5/26/28 @ 106.38(a) ............................. 3,880 3,085
3,577
Energy (1.7%):
Aker BP ASA, 5.25%, 10/30/35, Callable 7/30/35 @ 100(a) ........................ 8,710 8,510
Credito Real SAB de CV Sofom ER, 8.00%, 1/25/27(c) ........................... 6,660 1
Enbridge, Inc.
7.20% (H15T5Y+297bps), 6/27/54, Callable 3/27/34 @ 100(b) .................. 5,520 5,867
7.38% (H15T5Y+312bps), 3/15/55, Callable 12/15/29 @ 100(b) ................. 5,520 5,806
8.50% (H15T5Y+443bps), 1/15/84, Callable 10/15/33 @ 100(b) ................. 6,338 7,246
Energean Israel Finance Ltd., 5.88%, 3/30/31, Callable 9/30/30 @ 100(a) ............... 5,613 5,386
Eni SpA , 6.00%, 5/18/56, Callable 11/18/55 @ 100(a) ............................. 2,900 2,862
Seadrill Finance Ltd., 6.75%, 7/15/34, Callable 7/15/29 @ 103.38(a) .................. 3,950 3,813
South Bow Canadian Infrastructure Holdings Ltd.
7.50% (H15T5Y+367bps), 3/1/55, Callable 12/1/34 @ 100(b) ................... 3,845 4,109
7.63% (H15T5Y+395bps), 3/1/55, Callable 12/1/29 @ 100(b) ................... 9,271 9,710
TransCanada PipeLines Ltd., 6.37% (H15T5Y+212bps), 10/17/56, Callable 7/17/36 @ 100(b) 1,460 1,477

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June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Vista Energy Argentina SAU, 7.88%, 4/8/38, Callable 4/8/31 @ 103.94(a) .............. $ 3,315 $ 3,413
YPF SA, 6.95%, 7/21/27(a) ................................................ 4,404 4,442
62,642
Financials (12.4%):
ABRA Global Finance, 14.00%, 10/22/29, Callable 10/22/26 @ 106.5(a)(o) ............. 5,607 5,496
Access Bank PLC, 6.13%, 9/21/26(a) ........................................ 5,180 5,167
African Development Bank, 5.88% (H15T5Y+165bps), Callable 5/7/35 @ 100(b)(k) ...... 12,945 12,754
Akbank TAS, 7.95% (H15T5Y+422bps), Callable 2/19/31 @ 100(a)(b)(k) .............. 7,440 7,176
Allianz SE
6.50% (H15T5Y+223bps), Callable 10/30/34 @ 100(a)(b)(k) ................... 4,000 4,018
6.55% (H15T5Y+232bps), Callable 10/30/33 @ 100(a)(b)(k) ................... 10,600 10,748
5.60% (H15T5Y+277bps), 9/3/54, Callable 3/3/34 @ 100(a)(b) .................. 3,800 3,810
ASG Finance DAC, 9.75%, 5/15/29, Callable 8/1/26 @ 104.88(a) .................... 5,565 4,619
Australia & New Zealand Banking Group Ltd., 5.73% (H15T5Y+162bps), 9/18/34, Callable
9/18/29 @ 100(a)(b) ................................................. 9,295 9,461
Avilease Capital Ltd., 5.50%, 6/30/31, Callable 5/30/31 @ 100(a) .................... 5,450 5,487
Avolon Holdings Funding Ltd., 4.70%, 1/30/31, Callable 12/30/30 @ 100(a) ............ 5,160 5,068
Banco Bilbao Vizcaya Argentaria SA, 7.12% (H15T5Y+299bps), Callable 5/8/33 @ 100(b)(k) 7,400 7,495
Banco Bradesco SA, 6.50%, 1/22/30(a) ....................................... 8,900 9,159
Banco Mercantil del Norte SA, 8.37% (H15T10Y+776bps), Callable 10/14/30 @ 100(a)(b)(k) 3,460 3,586
Banco Santander SA
7.25% (H15T5Y+284bps), Callable 12/3/35 @ 100(b)(k) ...................... 4,400 4,472
3.23% (H15T1Y+160bps), 11/22/32, Callable 8/22/31 @ 100(b) ................. 8,400 7,601
6.92%, 8/8/33 ..................................................... 5,000 5,429
5.44%, 4/15/36 .................................................... 4,000 4,001
Banque Federative du Credit Mutuel SA, 4.54%, 1/15/31(a) ........................ 5,065 4,981
Banque Ouest Africaine de Developpement , 4.70%, 10/22/31, Callable 7/22/31 @ 100(a) ... 8,430 7,769
BNP Paribas SA
6.87% (H15T5Y+285bps), Callable 12/15/33 @ 100(a)(b)(k) ................... 7,330 7,326
7.38% (H15T5Y+354bps), Callable 9/10/34 @ 100(a)(b)(k) .................... 2,101 2,189
7.45% (H15T5Y+313bps), Callable 6/27/35 @ 100(a)(b)(k) .................... 17,270 17,819
BPCE SA
3.12% (SOFR+173bps), 10/19/32, Callable 10/19/31 @ 100(a)(b) ................ 6,150 5,469
5.77% (SOFR+163bps), 6/2/37, Callable 6/2/36 @ 100(a)(b) .................... 3,830 3,839
CaixaBank SA, 4.82% (SOFR+121bps), 4/22/32, Callable 4/22/31 @ 100(a)(b) .......... 2,515 2,494
Cidron Aida Finco SARL, 7.00%, 10/27/31, Callable 10/27/27 @ 103.5(a) .............. 6,130 6,786
Credit Agricole SA
5.19% (SOFR+113bps), 8/1/32, Callable 8/1/31 @ 100(a)(b) .................... 7,689 7,726
5.26% (SOFR+143bps), 1/12/37, Callable 1/12/36 @ 100(a)(b) .................. 12,710 12,502
Deutsche Bank AG, 5.06% (SOFR+141bps), 4/14/32, Callable 4/14/31 @ 100(b) ......... 3,260 3,252
European Bank for Reconstruction & Development
6.25%, 4/11/28, MTN ................................................ 512,000 5,293
2/2/32, MTN(g) .................................................... 212,795 21,362
7/11/36, Callable 7/11/26 @ 12.12(g) ..................................... 944,110 1,406
Federation DES Caisses Desjardins DU Quebec, 5.02%, 5/27/31(a) ................... 10,440 10,508
Global Aircraft Leasing Co. Ltd., 8.75%, 9/1/27, Callable 8/1/26 @ 104.38(a) ............ 17,225 17,507
Hanwha Life Insurance Co. Ltd., 6.30% (H15T5Y+229bps), 6/24/55, Callable 6/24/30 @
100(a)(b) ......................................................... 4,763 4,906
HSBC Holdings PLC
7.00% (H15T5Y+280bps), Callable 9/24/35 @ 100(b)(k) ...................... 4,335 4,446
4.71% (SOFR+94bps), 5/12/30, Callable 5/12/29 @ 100(b) ..................... 9,040 9,002
ING Groep NV, 4.25% (H15T5Y+286bps), Callable 5/16/31 @ 100(b)(k) .............. 13,819 12,514
International Bank for Reconstruction & Development
10.00%, 9/16/26 .................................................... 1,339,000 2,759
6.85%, 4/24/28 .................................................... 581,000 6,071
6.50%, 4/17/30, MTN ................................................ 435,400 4,463
Lloyds Banking Group PLC, 4.43% (H15T1Y+82bps), 11/4/31, Callable 11/4/30 @ 100(b) .. 4,030 3,957
Macquarie Bank Ltd., 5.82% (H15T1Y+135bps), 6/10/37, Callable 6/10/36 @ 100(a)(b) .... 13,730 13,707
Manulife Financial Corp., 4.99%, 12/11/35, Callable 9/11/35 @ 100 .................. 5,065 4,986
MC Brazil Downstream Trading SARL, 7.25%, 6/30/31(a) ......................... 7,304 6,856
Meiji Yasuda Life Insurance Co., 6.10% (H15T5Y+291bps), 6/11/55, Callable 6/11/35 @
100(a)(b) ......................................................... 17,015 17,182

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June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Mitsubishi UFJ Financial Group, Inc., 5.33% (H15T1Y+102bps), 4/21/37, Callable 4/21/36 @
100(b) ........................................................... $ 2,795 $ 2,787
Mizuho Financial Group, Inc., 4.97% (H15T1Y+83bps), 7/13/32, Callable 7/13/31 @ 100(b) . 20,890 20,822
NatWest Group PLC, 6.48% (H15T5Y+220bps), 6/1/34, Callable 3/1/29 @ 100(b) ........ 6,765 7,013
Nippon Life Insurance Co., 6.50% (H15T5Y+319bps), 4/30/55, Callable 4/30/35 @ 100(a)(b) 3,590 3,764
Nomura Holdings, Inc.
5.17%, 7/14/31 .................................................... 5,600 5,614
5.55%, 7/14/36 .................................................... 8,705 8,724
Nordea Bank Abp , 3.75% (H15T5Y+260bps), Callable 3/1/29 @ 100(a)(b)(k) ........... 8,302 7,797
Sovcombank Via SovCom Capital DAC, 7.60% (H15T5Y+636bps), Callable 2/17/27 @ 100(b)
(c)(f)(k)(m) ....................................................... 5,010 —
Sumitomo Life Insurance Co., 5.87% (H15T5Y+265bps), 9/10/55, Callable 9/10/35 @ 100(a)
(b) ............................................................. 18,800 18,706
The Dai-ichi Life Insurance Co. Ltd., 6.20% (H15T5Y+252bps), Callable 1/16/35 @ 100(a)(b)
(k) ............................................................. 11,134 11,346
UniCredit SpA
7.30% (USISOA05+491bps), 4/2/34, Callable 4/2/29 @ 100(a)(b) ................ 9,395 9,888
5.46% (H15T5Y+475bps), 6/30/35, Callable 6/30/30 @ 100(a)(b) ................ 23,889 24,017
Yapi ve Kredi Bankasi A/S, 9.74% (H15T5Y+550bps), Callable 4/4/29 @ 100(a)(b)(k) ..... 3,595 3,678
468,780
Health Care (1.4%):
1261229 BC Ltd., 10.00%, 4/15/32, Callable 4/15/28 @ 105(a) ...................... 5,375 5,444
Mehilainen Yhtiot Oy, 5.13%, 6/30/32, Callable 6/30/28 @ 102.56(a) .................. 1,285 1,481
Rede D'or Finance SARL
6.45%, 9/9/35, Callable 6/9/35 @ 100(a) .................................. 8,770 8,516
6.55%, 4/28/36, Callable 1/28/36 @ 100(a) ................................ 8,385 8,126
Teva Pharmaceutical Finance Netherlands II BV, 4.38%, 5/9/30, Callable 2/9/30 @ 100 ..... 22,674 26,375
Teva Pharmaceutical Finance Netherlands III BV, 5.13%, 5/9/29, Callable 2/9/29 @ 100 .... 1,328 1,328
51,270
Industrials (1.8%):
Avianca Midco 2 PLC, 9.63%, 2/14/30, Callable 2/14/27 @ 104.81(a) ................. 11,240 11,136
Czechoslovak Group AS, 6.50%, 1/10/31, Callable 7/10/27 @ 103.25(a) ............... 22,477 22,813
Danaos Corp., 6.88%, 10/15/32, Callable 10/15/28 @ 103.44(a) ...................... 8,035 8,301
Element Fleet Management Corp.
4.80%, 5/29/29, Callable 4/29/29 @ 100(a) ................................ 2,325 2,319
4.64%, 11/24/30, Callable 10/24/30 @ 100(a) ............................... 6,400 6,321
Grupo Aeromexico SAB de CV
8.25%, 11/15/29, Callable 11/15/26 @ 104.13(a) ............................ 1,810 1,848
8.63%, 11/15/31, Callable 11/15/27 @ 104.31(a) ............................ 3,915 4,013
Simpar Europe SA, 5.20%, 1/26/31, Callable 8/1/26 @ 102.6(a) ..................... 2,785 2,327
Transportes Aereos Portugueses SA, 5.13%, 11/15/29, Callable 5/15/29 @ 100(a) ......... 7,700 8,961
68,039
Information Technology (0.2%):
Flex Ltd., 5.38%, 11/13/35, Callable 8/13/35 @ 100 .............................. 3,695 3,644
Lutech SpA , 8.13%, 5/15/31, Callable 5/15/28 @ 104.06(a) ......................... 2,070 2,418
6,062
Materials (0.5%):
Corp Nacional del Cobre de Chile, 6.78%, 1/13/55, Callable 7/13/54 @ 100(a) ........... 7,500 8,075
First Quantum Minerals Ltd.
8.00%, 3/1/33, Callable 3/1/28 @ 104(a) .................................. 1,840 1,924
7.25%, 2/15/34, Callable 2/15/29 @ 103.63(a) .............................. 2,440 2,501
6.38%, 2/15/36, Callable 2/15/31 @ 103.19(a) .............................. 2,000 1,963
Minerva Luxembourg SA, 4.38%, 3/18/31, Callable 7/12/26 @ 102.19(a) ............... 6,972 6,125
20,588
Real Estate (0.1%):
Essendi SA, 5.63%, 5/15/32, Callable 5/15/28 @ 102.81(a) ......................... 5,055 5,880
Sovereign Bond (6.4%):
Argentine Republic Government International Bond
1.00%, 7/9/29, Callable 8/1/26 @ 100 .................................... 246 225
4.13%, 7/9/35, Callable 8/1/26 @ 100(p) .................................. 5,956 4,759

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19
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Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Brazilian Government International Bond, 6.25%, 5/22/36 .......................... $ 15,870 $ 15,711
Ciudad Autonoma De Buenos Aires/Government Bonds
7.50%, 6/1/27(a) ................................................... 2,271 2,316
7.80%, 11/26/33(a) .................................................. 3,265 3,429
Dominican Republic International Bond, 5.88%, 10/28/35, Callable 7/28/35 @ 100(a) ...... 19,260 19,026
Egypt Government International Bond
5.88%, 2/16/31(a) .................................................. 2,520 2,455
7.05%, 1/15/32(a) .................................................. 5,560 5,565
Egypt Treasury Bills, 12/22/26(g) ........................................... 455,450 8,315
Indonesia Government International Bond
4.10%, 3/4/34, Callable 12/4/33 @ 100 ................................... 18,340 20,583
5.69%, 5/29/36, Callable 2/29/36 @ 100 .................................. 6,900 7,047
Ivory Coast Government International Bond
5.88%, 10/17/31(a) .................................................. 6,670 7,842
4.88%, 1/30/32(a) .................................................. 10,517 11,848
6.13%, 6/15/33(a) .................................................. 2,500 2,483
Kuwait International Government Bond, 4.65%, 10/9/35(a) ......................... 13,684 13,356
Mexico Government International Bond
5.63%, 2/9/34, Callable 12/9/33 @ 100 ................................... 6,755 6,647
4.50%, 3/19/34, Callable 12/19/33 @ 100 ................................. 14,650 16,698
6.25%, 8/27/37, Callable 5/27/37 @ 100 .................................. 2,970 2,971
Morocco Government International Bond, 4.75%, 5/26/34(a) ........................ 9,705 11,311
Provincia del Chubut Argentina, 9.45%, 4/29/36, Callable 2/29/36 @ 100(a) ............. 1,915 2,020
Romanian Government International Bond
5.25%, 5/30/32(a) .................................................. 6,320 7,370
5.63%, 5/30/37(a) .................................................. 6,065 6,836
Serbia International Bond
4.25%, 5/6/31(a) ................................................... 3,925 4,491
2.05%, 9/23/36(a) .................................................. 6,600 5,974
4.88%, 5/6/38(a) ................................................... 2,620 2,994
Turkiye Government Bond, 30.00%, 9/12/29 ................................... 842,603 16,255
Turkiye Government International Bond
6.38%, 5/22/31 .................................................... 10,710 10,697
6.30%, 3/14/33 .................................................... 5,890 5,752
6.88%, 1/14/38 .................................................... 5,820 5,708
Ukraine Government International Bond
0.00%, 2/1/30(a)(g)(p) ............................................... 370 265
0.00%, 2/1/34(a)(g)(p) ............................................... 1,383 778
4.50%, 2/1/34(a)(p) ................................................. 1,466 1,027
0.00%, 2/1/35(a)(g)(p) ............................................... 1,169 700
4.50%, 2/1/35(a)(p) ................................................. 2,371 1,637
0.00%, 2/1/36(a)(g)(p) ............................................... 974 582
4.50%, 2/1/36(a)(p) ................................................. 2,937 2,009
Uruguay Government International Bond, 9.75%, 7/20/33, Callable 4/20/33 @ 100 ........ 190,614 5,267
242,949
Utilities (0.3%):
GDZ Elektrik Dagitim A/S, 9.00%, 10/15/29, Callable 10/15/26 @ 104.5(a) ............. 4,640 4,472
Limak Cimento Sanayi ve Ticaret A/S, 9.75%, 7/25/29, Callable 8/1/26 @ 104.88(a) ....... 6,520 6,591
11,063
Total Yankee Dollars (Cost $989,304)
a
a
a
977,993
U.S. Government Agency Mortgages (15.7%)
Federal Home Loan Mortgage Corporation
6.50%, 9/1/32 - 7/1/56 ............................................... 8,078 8,469
6.00%, 1/1/33 - 6/1/56 ............................................... 28,976 29,798
5.00%, 11/1/39 - 3/1/56 .............................................. 3,248 3,242
5.50%, 6/1/41 - 6/1/56 ............................................... 46,227 46,710
2.00%, 2/1/42 ..................................................... 135 118
1.50%, 3/1/42 ..................................................... 15,806 13,171
4.00%, 10/1/42 - 5/1/56 .............................................. 14,786 13,873
4.50%, 3/1/47 ..................................................... 389 385

Victory Portfolios IV
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20
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
3.00%, 11/1/47 - 10/1/53 .............................................. $ 25,203 $ 21,994
2.50%, 5/1/51 - 7/1/52 ............................................... 16,798 14,233
3.50%, 1/1/52 - 5/1/55 ............................................... 15,744 14,293
7.00%, 12/1/55 - 7/1/56 .............................................. 1,198 1,272
167,558
Federal National Mortgage Association
7.00%, 5/1/28 - 7/1/56 ............................................... 1,299 1,378
4.00%, 12/1/30 - 5/1/56 .............................................. 13,193 12,670
6.50%, 5/1/31 - 7/1/56 ............................................... 6,058 6,313
6.00%, 3/1/32 - 6/1/56 ............................................... 23,535 24,281
5.50%, 5/1/33 - 7/1/56 ............................................... 34,833 35,206
5.00%, 6/1/35 - 5/1/56 ............................................... 15,517 15,520
2.00%, 12/1/41 - 11/1/51 .............................................. 13,854 11,747
4.50%, 9/1/43 - 8/1/54 ............................................... 5,338 5,256
3.00%, 10/1/46 - 2/1/57 .............................................. 17,873 15,909
3.50%, 1/1/48 - 9/1/55 ............................................... 45,622 41,511
2.50%, 9/1/50 - 4/1/52 ............................................... 41,956 35,919
205,710
Federal National Mortgage Association, TBA
5.50%, 1/25/30 .................................................... 29,000 29,456
5.00%, 8/16/30 - 1/9/34 .............................................. 29,900 29,752
4.50%, 1/30/35 .................................................... 28,200 26,992
3.50%, 2/28/35 .................................................... 22,600 20,487
4.00%, 4/24/35 .................................................... 1,100 1,027
3.00%, 6/9/35 ..................................................... 7,200 6,274
113,988
Government National Mortgage Association
6.50%, 1/20/28 - 7/15/35 ............................................. 62 64
7.00%, 1/20/29 - 5/15/31 ............................................. 1 –(h)
6.00%, 5/20/32 - 4/20/55 ............................................. 11,034 11,288
5.50%, 7/15/33 - 10/20/37 ............................................. 347 352
4.50%, 9/15/33 - 3/20/49 ............................................. 5,549 5,456
5.00%, 9/15/33 .................................................... 87 87
5.13%, 10/15/38 .................................................... 42 43
5.75%, 10/15/38 .................................................... 123 128
4.00%, 3/15/39 - 4/20/48 ............................................. 13,547 12,857
3.50%, 10/15/42 - 7/20/47 ............................................. 2,488 2,256
2.00%, 2/20/52 - 7/20/52 ............................................. 1,689 1,386
33,917
Government National Mortgage Association, TBA
6.50%, 5/18/29 .................................................... 9,000 9,323
5.50%, 8/15/32 .................................................... 14,000 14,069
5.00%, 9/15/32 .................................................... 14,000 13,801
3.00%, 7/5/34 ..................................................... 12,000 10,648
2.50%, 9/28/34 .................................................... 11,000 9,390
4.50%, 10/8/34 .................................................... 2,000 1,921
2.00%, 12/20/34 .................................................... 9,000 7,370
3.50%, 7/1/35 ..................................................... 4,000 3,592
70,114
Total U.S. Government Agency Mortgages (Cost $599,977)
a
a
a
591,287
U.S. Treasury Obligations (9.1%)
U.S. Treasury Bonds
4.63%, 11/15/45 .................................................... 112,826 108,366
4.63%, 2/15/46 .................................................... 33,000 31,675
4.63%, 11/15/55 .................................................... 2,493 2,372
U.S. Treasury Inflation Indexed Bonds, 1.88%, 7/15/35(q) .......................... 34,734 33,973
U.S. Treasury Notes
4.25%, 1/31/30 .................................................... 75,000 75,164
4.00%, 2/28/30 .................................................... 45,000 44,728
3.88%, 12/31/32 .................................................... 6,388 6,237
4.00%, 11/15/35 .................................................... 4,842 4,684

Victory Portfolios IV
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21
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2026, the fair value of these securities was
$1,861,038 (thousands) and amounted to 49.4% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2026.
(c) Currently the issuer is in default with respect to interest and/or principal payments.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2026.
(e) Security is interest only.
(f) Security was fair valued using significant unobservable inputs as of June 30, 2026.
(g) Zero-coupon bond.
(h) Rounds to less than $1 thousand.
(i) Amount represents less than 0.05% of net assets.
(j) Non-income producing security.
(k) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(l) Issued as participation notes.
(m) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at June 30,
2026 (amounts in thousands):
Security Description
Principal Amount
(000)
a
Value
(000)
4.13%, 2/15/36 .................................................... $ 37,979 $ 37,053
Total U.S. Treasury Obligations (Cost $349,841)
a
a
a
344,252
Short-Term Investments (1.7%)
a a a a
U.S. Treasury Obligations (0.9%):
U.S. Treasury Bills
3.33%, 7/14/26(q) .................................................. 12,000 11,984
3.49%, 7/28/26(q) .................................................. 20,000 19,946
Total U.S. Treasury Obligations 31,930
Repurchase Agreements (0.8%):
Bank of America Corp., 3.64%, purchased on 6/30/26, with a maturity date of 7/1/26, with a repurchase value of $31,003 (collateralized by U.S. Treasury Notes, 0.00%, due 5/15/33-
5/15/48, with an aggregate value of $31,620) ................................... 31,000 31,000
Total Short-Term Investments (Cost $62,930)
a
a
a
62,930
Total Investments (Cost $3,943,589) — 102.3% 3,858,887
Liabilities in excess of other assets —  (2.3)% (87,878)
NET ASSETS - 100.00% $ 3,771,009
At June 30, 2026, the Fund's investments in foreign securities were 30.6% of net assets.
Security Name Acquisition Date Cost Value
Acorn Re ......................................................... 10/25/2024 $ 500 $ 506
Alamo Re ........................................................ 5/15/2026 400 399
Alamo Re ........................................................ 5/15/2026 400 399
Alturas Re, 2021-3 .................................................. 8/16/2021 17 7
Alturas Re, 2022-2 .................................................. 1/18/2022 — 28
Aquila Re I ....................................................... 4/26/2024 500 507
Aquila Re I ....................................................... 5/15/2026 400 399
Aquila Re I ....................................................... 5/15/2026 400 399
Atlas Capital DAC, 2024 ............................................. 5/24/2024 750 797
Bantry Re ........................................................ 7/23/2025 2,695 3,779
Bantry Re ........................................................ 1/26/2026 4,368 4,881
Berwick Re ....................................................... 2/4/2026 2,013 2,231
Blue Ridge Re ..................................................... 11/26/2025 250 250
Blue Ridge Re ..................................................... 11/14/2023 500 504
Blue Ridge Re ..................................................... 11/14/2023 1,250 1,258
Blue Ridge Re ..................................................... 11/26/2025 250 250
Bonanza Re ....................................................... 12/16/2024 1,000 997
Bonanza Re ....................................................... 12/16/2024 250 251
Bridge Street Re .................................................... 12/22/2025 800 800
Cape Lookout Re, Series A ............................................ 2/27/2025 1,750 1,825
Carnoustie Re ..................................................... 1/30/2026 1,800 1,975
Cat Re, 2001 ...................................................... 11/14/2023 500 504

Victory Portfolios IV
Victory Pioneer Strategic Income Fund
22
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Schedule of Portfolio Investments — continued
June 30, 2026
Security Name Acquisition Date Cost Value
Chartwell Re ...................................................... 5/2/2025 $ 625 $ 644
Chartwell Re ...................................................... 5/2/2025 250 257
Cheltenham Re 2026 ................................................ 6/30/2026 813 823
Citrus Re ......................................................... 3/13/2026 400 405
Commonwealth Re .................................................. 5/30/2025 1,759 1,750
Commonwealth Re .................................................. 5/30/2025 750 760
Easton Re ........................................................ 5/16/2024 249 251
Eden Re II ........................................................ 12/27/2024 — 300
Eden Re II, Series B ................................................. 1/17/2023 — 120
Eden Re II, Series B ................................................. 1/17/2023 — 106
FloodSmart Re ..................................................... 2/29/2024 1,000 1,032
Foundation Re IV ................................................... 12/4/2025 700 699
Four Lakes Re ..................................................... 12/11/2025 400 399
Four Lakes Re ..................................................... 12/8/2023 250 251
Four Lakes Re ..................................................... 12/11/2024 763 762
Four Lakes Re ..................................................... 12/11/2024 250 250
Four Lakes Re ..................................................... 12/11/2025 1,250 1,240
Fuchsia London Bridge 2 PCC, 2024-1 ................................... 12/18/2024 750 760
Galileo Re ........................................................ 12/4/2023 1,000 1,028
Galileo Re ........................................................ 12/8/2025 500 500
Gamboge Re ...................................................... 5/9/2024 95 803
Gateway Re ....................................................... 3/11/2024 250 252
Gleneagles Re, 2022 ................................................. 1/18/2022 482 —
Gullane Re ....................................................... 1/22/2026 2,498 2,980
Herbie Re ........................................................ 1/16/2026 500 500
Herbie Re ........................................................ 12/17/2024 500 504
High Point Re ..................................................... 12/1/2023 2,500 2,511
Hypatia Re ....................................................... 4/30/2026 400 399
Integrity Re ....................................................... 5/9/2022 277 156
Integrity Re III, Series A-2 ............................................ 2/21/2025 750 775
Integrity Re III, Series B-2 ............................................ 2/21/2025 750 770
International Bank for Reconstruction & Development ........................ 5/1/2024 250 266
International Bank for Reconstruction & Development, Series C ................. 4/3/2024 250 256
Kendall Re ....................................................... 4/22/2024 1,000 1,019
Locke Tavern Re ................................................... 3/5/2026 400 397
Long Point Re IV ................................................... 5/19/2026 400 399
Macclesfield Re .................................................... 2/24/2026 1,000 1,003
Mangrove Re 2026 A ................................................ 6/18/2026 471 472
Mangrove Re 2026 B ................................................ 6/18/2026 476 477
Marlon .......................................................... 5/24/2024 250 258
Matterhorn Re ..................................................... 2/4/2026 300 297
Matterhorn Re ..................................................... 5/8/2026 475 468
Matterhorn Re ..................................................... 5/8/2026 750 748
Mayflower Re ..................................................... 11/24/2025 2,534 2,500
Mayflower Re ..................................................... 2/18/2026 2,790 2,751
Mayflower Re ..................................................... 6/21/2024 750 763
Mayflower Re ..................................................... 5/22/2025 500 508
Merion Re ........................................................ 1/30/2026 662 712
Merion Re, 2025-1 .................................................. 1/16/2025 — 12
Merna Re ........................................................ 5/13/2026 850 885
Merna Re ........................................................ 5/13/2026 250 259
Merna Re Companywide ............................................. 5/14/2025 500 514
Merna Re Enterprise, Series A .......................................... 5/14/2025 500 515
Merna Re II ....................................................... 5/8/2024 500 512
Merna Re II ....................................................... 2/12/2026 9,481 9,250
Merna Re II ....................................................... 5/8/2024 1,000 1,020
Merna Re II ....................................................... 5/8/2024 500 515
Montoya Re ....................................................... 12/12/2025 400 403
Mystic Re IV ...................................................... 12/12/2023 600 603
Old Head Re ...................................................... 12/22/2025 405 449
Palm Re ......................................................... 4/1/2025 750 765
Pangaea Re ....................................................... 3/23/2026 1,332 1,449
Phoenix 3 RE Pte Ltd. ............................................... 12/21/2020 716 1,247
Pi0047 Re ........................................................ 2/4/2026 10,000 11,124

Victory Portfolios IV
Victory Pioneer Strategic Income Fund
23
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
(n) Issued as preference shares.
(o) All of the coupon is PIK.
(p) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(q) Rate represents the effective yield at June 30, 2026.
Security Name Acquisition Date Cost Value
Pine Valley Re ..................................................... 2/24/2026 $ 664 $ 705
Portsalon Re ...................................................... 7/15/2022 242 286
Purple Re Ltd. ..................................................... 4/2/2024 500 513
Residential Re ..................................................... 11/7/2023 1,500 1,541
Residential Re ..................................................... 11/7/2023 750 778
Residential Re ..................................................... 11/4/2024 750 762
Residential Re ..................................................... 11/22/2022 1,500 1,491
Residential Re ..................................................... 11/4/2024 750 767
Sanders Re II ...................................................... 12/10/2024 2,000 2,031
Sanders Re II ...................................................... 12/10/2024 1,500 1,514
Sanders Re II ...................................................... 3/13/2025 600 609
Sanders Re II ...................................................... 3/13/2025 600 626
Sanders Re II ...................................................... 3/13/2025 600 612
Sanders Re II ...................................................... 3/13/2025 600 631
Sanders Re III ..................................................... 3/24/2023 250 253
Sanders Re III ..................................................... 1/16/2024 750 779
Sanders Re III ..................................................... 11/30/2022 750 763
Sanders Re III ..................................................... 2/24/2026 400 403
Sanders Re III ..................................................... 2/24/2026 350 351
Sanders Re IV ..................................................... 2/24/2026 400 401
Sanders Re IV ..................................................... 2/24/2026 350 351
Sector Re V ....................................................... 12/31/2024 — 194
Sector Re V ....................................................... 12/31/2025 4,400 4,942
Silk Road Re ...................................................... 12/23/2024 250 252
Skyline Re II, 2025-1 ................................................ 12/23/2025 500 503
Sovcombank Via SovCom Capital DAC ................................... 11/10/2021 5,010 —
Thopas Re ........................................................ 1/30/2026 3,488 3,744
Thopas Re, 2020 ................................................... 12/30/2019 — 20
Thopas Re, 2021 ................................................... 12/30/2020 — 77
Thopas Re, 2022 ................................................... 2/15/2022 — 19
Thopas Re, 2023 ................................................... 2/15/2023 — —
Thopas Re, 2024 ................................................... 2/2/2024 — 18
Thopas Re, 2025 ................................................... 1/10/2025 — 163
Tomtit Re ........................................................ 12/31/2025 588 530
Torrey Pines Re .................................................... 4/30/2026 400 402
Ursa Re II ........................................................ 11/18/2025 500 506
Veraison Re ....................................................... 1/30/2026 400 400
Veraison Re ....................................................... 1/30/2026 400 404
Viribus Re, 2019 ................................................... 12/27/2018 — —
Viribus Re, 2023 ................................................... 2/2/2023 — —
Vitality Re XIV .................................................... 1/25/2023 400 404
Vitality Re XIV .................................................... 1/25/2023 4,005 4,030
Vitality Re XVII ................................................... 1/22/2026 2,500 2,497
Walton Heath Re ................................................... 7/13/2022 — 115
Windrose Re ...................................................... 1/29/2026 2,000 1,997
Windrose Re ...................................................... 1/30/2026 750 747
Total (3.3% of net assets) $123,941 $125,880
ABS
—
Asset-Backed Securities
BNMMDTSC
—
Dreyfus Treasury Securities Cash Management Fund Yield
bps
—
Basis points
BRMMUSDF
—
BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
FREMF
—
Freddie Mac Multifamily Fixed-Rate Mortgage Loans
FRMMUSTI
—
Western Asset Institutional U.S. Treasury Reserves Fund Yield
FHMMUSTF
—
Federated Hermes U.S. Treasury Cash Reserves Fund Yield
GSMMUSTF
—
Goldman Sachs Money Market U.S. Treasury Fund Index

Victory Portfolios IV
Victory Pioneer Strategic Income Fund
24
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
GSMMUSTI
—
Goldman Sachs Money Market U.S. Treasury Instrument Index
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
HSMMUSTF
—
HSBC U.S. Treasury Money Market Fund Index
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
JMMMUSTF
—
JPMorgan 100% U.S. Treasury Securities Money Market Fund Yield
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MSMMUSTF
—
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio Fund Yield
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
REMIC
—
Real Estate Mortgage Investment Conduits
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of June 30, 2026.
SOFR01M
—
1 Month SOFR, rate disclosed as of June 30, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of June 30, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of June 30, 2026.
STACR
—
Structured Agency Credit Risk
TBA
—
To Be Announced Securities
TSFR1M
—
1 Month Term SOFR, rate disclosed as of June 30, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of June 30, 2026.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of June 30, 2026.
TBA Sales Commitments
Security Description
Principal Amount
(000)
Value
(000)
TBA Sales Commitments - (1.60%)
Collateralized Mortgage Obligations —  (1.60%)
Federal National Mortgage Association, TBA
5.50% , 9/29/32 .................................................... $ (3,600) $ (3,606)
6.00% , 5/4/31 .................................................... (44,400) (45,388)
6.50% , 2/26/30 .................................................... (1,300) (1,343)
7.00% , 3/4/30 .................................................... (2,100) (2,217)
Government National Mortgage Association, TBA
4.00% , 12/21/34 ................................................... (6,000) (5,577)
Total TBA Sales Commitments (Proceeds  $57,885) $(58,131)
Forward Currency Contracts
At June 30, 2026, the Fund's open forward currency contracts were as follows:
Currency Purchased
In Exchange for
(000) Currency Sold
Deliver
(000) Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
(000)
U.S. Dollar 26,154 Australian Dollar 36,180 StateStreet 7/24/26 $ 1,115
U.S. Dollar 103,575 European Euro 88,771 StateStreet 8/21/26 1,927
U.S. Dollar 16,372 Indian Rupee 1,555,000 Citibank NA 9/25/26 57
European Euro 22,035 U.S. Dollar 25,155 StateStreet 9/25/26 113
Turkish Lira 1,135,850 U.S. Dollar 20,287 StateStreet 1/7/27 516
$ 3,728
Australian Dollar 36,180 U.S. Dollar 25,904 Citibank NA 7/24/26 (865)
European Euro 11,982 U.S. Dollar 14,121 StateStreet 7/24/26 (418)
Japanese Yen 4,580,485 U.S. Dollar 28,909 StateStreet 7/28/26 (676)
Japanese Yen 1,530,000 U.S. Dollar 9,663 StateStreet 7/28/26 (232)
Kazakhstani Tenge 358,775 U.S. Dollar 749 Citibank NA 7/29/26 (5)
Korean Won 27,555,000 U.S. Dollar 17,945 Citibank NA 9/23/26 (109)
U.S. Dollar 5,524 Canadian Dollar 7,830 Citibank NA 9/25/26 (19)
U.S. Dollar 2,323 Mexican Peso 41,300 Citibank NA 9/25/26 (22)

Victory Portfolios IV
Victory Pioneer Strategic Income Fund
25
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
Currency Purchased Currency Sold Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
(000)
Chilean Peso 34,180,000 U.S. Dollar 38,205 Citibank NA 9/25/26 $ (1,091)
Japanese Yen 5,050,000 U.S. Dollar 31,449 StateStreet 9/29/26 (162)
U.S. Dollar 8,521 Turkish Lira 476,000 Citibank NA 1/7/27 (197)
U.S. Dollar 855 Turkish Lira 48,810 Citibank NA 1/7/27 (39)
U.S. Dollar 10,664 Turkish Lira 611,040 Citibank NA 1/7/27 (528)
$ (4,363)
Total Net Forward Currency Contracts $ (635)
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
2-Year U.S. Treasury Note Futures ........... 1,469 9/30/26 $ 303,130 $ 302,809 $ (321)
Australian 3-Year Bond Futures ............. 2,362 9/15/26 170,986 171,045 59
U.S. 10-Year Ultra Futures ................ 1,453 9/21/26 162,202 163,417 1,215
Ultra Long Term U.S. Treasury Bond Futures ... 2,059 9/21/26 232,335 239,166 6,831
$ 7,784
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures .......... 528 9/21/26 $ 57,703 $ 58,022 $ (319)
30-Year U.S. Treasury Bond Futures ......... 253 9/21/26 28,059 28,716 (657)
5-Year U.S. Treasury Note Futures ........... 227 9/30/26 24,326 24,300 26
Euro Bund Futures ...................... 650 9/8/26 93,838 94,574 (736)
$ (1,686)
Total unrealized appreciation $ 8,131
Total unrealized depreciation (2,033)
Total net unrealized appreciation (depreciation) $ 6,098
Centrally Cleared Credit Default Swap Agreements - Buy Protection(a)
Underlying Instruments
Fixed Deal
Pay Rate
Maturity
Date
Payment
Frequency
Notional
Amount
(000)(b) Value (000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Markit CDX North America High Yield Index
Series 45 ........................... 5.00% 6/20/31 Quarterly $ 287,783 $ (23,570) $ (18,036) $ (5,533)
$ (23,570) $ (18,036) $ (5,533)
Centrally Cleared Credit Default Swap Agreements - Sell Protection
Underlying Instruments
Fixed Deal
Receive
Rate
Maturity
Date
Payment
Frequency
Notional
Amount
(000) Value (000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
American Airlines Group, Inc. .............. 5.00% 6/20/30 Quarterly $ 8,215 $ 586 $ (508) $ 1,094
CDS Oracle Corp. ...................... 1.00% 12/20/30 Quarterly 18,135 (387) $ (374) (13)
CDS Oracle Corp. ...................... 1.00% 6/20/31 Quarterly 9,565 (275) $ (206) (70)
$ (76) $ (1,088) $ 1,011
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either ( i ) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.